CITISELECT(R) VIP PORTFOLIOS
                          ----------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999

                    CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
                      CITISELECT(R) VIP FOLIO 300 BALANCED
                       CITISELECT(R) VIP FOLIO 400 GROWTH
                     CITISELECT(R) VIP FOLIO 500 GROWTH PLUS

This semi-annual report covers the period from January 1, 1999 to June 30, 1999. The CitiSelect VIP Portfolios' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

ANNOUNCING SOME IMPORTANT PORTFOLIO CHANGES

The Fund's manager is pleased to report that all proposals presented at the Special Meeting of Shareholders held on Friday, April 9, 1999, were voted upon, passed and adopted. These proposals included the appointment of two new subadvisers. Atable showing the results of the shareholder votes by proposal appears in Note 7 of the Notes to Financial Statements of this report.

Effective January 22, 1999, SSBC Fund Management Inc., formerly known as Mutual Management Corp., assumed portfolio management responsibilities for the large cap value asset class. Effective March 1, 1999, Salomon Brothers Asset Management Limited assumed portfolio management responsibilities for the foreign government securities asset class. These subadvisers were selected after rigorous and careful analysis of their respective investment processes and track records.

In addition, on May 1, 1999, changes were implemented in the Portfolios' asset allocation mixes. For example, money market securities were eliminated as a separate asset class in order to increase the Portfolios' potential in rising securities markets. Furthermore, high yield fixed-income securities was added as an asset class to increase the Portfolio's potential for current income over the near term and attractive total return potential over the longer term. Salomon Brothers Asset Management Inc. was appointed sub-adviser for the high yield fixed-income portion of the Portfolios.

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

   All of these changes reflect the manager's commitment to providing shareholders with a series of fully invested asset allocation funds offering world-class portfolio management in each of their respective asset classes. SSBC Fund Management Inc., Salomon Brothers Asset Management Limited and Salomon Brothers Asset Management Inc. are subsidiaries of Salomon Smith Barney and affiliates of Citibank, N.A.
   Thank you for your continuing participation in CitiSelect VIP Portfolios. We look forward to helping you pursue your long-term investment needs in the years ahead.

PORTFOLIO ENVIRONMENT AND OUTLOOK

THE SIX MONTH PERIOD ENDED JUNE 30, 1999 SAW A CONTINUATION OF THE STRONG ECONOMIC CONDITIONS THAT HAVE PREVAILED IN THE UNITED STATES FOR MORE THAN SEVEN YEARS. Lower short-term interest rates adopted by the Federal Reserve Board in the fall of 1998 appear to have helped U.S. businesses withstand the effects of the global credit and currency crisis, which began in Asia in 1997 and spread to Russia and parts of Latin America in 1998. U.S. consumer spending remained high, unemployment was low and inflationary pressures continued to be virtually absent.
   Economies in most overseas markets also appear to have improved. Lower short-term interest rates adopted by central banks worldwide seem to have helped many nations prevent further economic deterioration. This was especially evident in Japan, Asia, Latin America and Eastern Europe, which had previously borne the brunt of the global currency and credit crisis. While economic growth moderated in the industrialized economies of Western Europe, stimulative monetary policy has helped the overall trend there remain positive.
   THESE ECONOMIC CONDITIONS PRODUCED GENERALLY GOOD RESULTS OVER THE PAST SIX MONTHS FOR THE EIGHT DISTINCT ASSET CLASSES IN WHICH THE CITISELECT VIP PORTFOLIOS INVEST. Over the first half of the reporting period, the stock market's advance was remarkably narrow, led by a relatively small number of large-cap growth and technology companies in the United States. In the U.S., large-cap value stocks and virtually all sectors of the small-cap market except technology produced lackluster results. Foreign stocks also provided widely disparate returns during this time. U.S. Treasury securities, which had rallied strongly last summer when the stock market and other bond market sectors declined sharply, gave back some of their gains. Other types of bonds did better, however, as investors shifted assets back into sectors they had previously avoided, including corporate bonds, mortgage-backed securities, asset-backed securities and foreign bonds.
   During the second half of the reporting period, investor sentiment changed dramatically, causing a change in leadership within the financial markets. When evidence emerged that economies worldwide were stronger than many analysts expected, investors turned to investments that tend to do well in an economic expansion. As a result, prices of stocks that had languished for several years began to show signs of renewed strength. Cyclical companies, such as energy and commodities producers, saw their stock prices rise. Value-oriented companies, which generally sell at low prices relative to earnings, began to outperform growth companies for the first time in several years. And small-cap stocks began a long-awaited recovery.
   In international stock markets, a gradual return of capital to previously illiquid markets led to higher stock prices in Japan and most emerging markets. In Europe, a decline in the value of the newly introduced currency, the Euro, contributed to relative weakness in some major stock markets. Others, such as the United Kingdom, performed relatively well.
   Prices of most fixed-income securities generally declined in an environment of higher interest rates. In fact, the Federal Reserve Board reversed the direction of U.S. monetary policy, raising short-term interest rates modestly on June 30, 1999. This move was intended to help forestall a potential resurgence of inflation.

   DURING THE REPORTING PERIOD, EACH CITISELECT(R) VIP PORTFOLIO PROVIDED RETURNS WITHIN A CORRESPONDING LEVEL OF RISK, AS ORIGINALLY DESIGNED. For example, CitiSelect VIP Folio 500 produced both the highest absolute returns and the highest levels of short-term volatility, followed by CitiSelect VIP Folio 400 and CitiSelect VIP Folio 300. CitiSelect VIP Folio 200 provided the lowest returns and volatility. When most financial markets experienced difficulty during the first six months of 1999 the most conservative of the CitiSelect VIP Portfolios provided the greatest protection of investment capital. When the financial markets' advance broadened during the second half of the reporting period, the more aggressive portfolios provided the highest returns.
   LOOKING FORWARD, WE EXPECT ECONOMIC STRENGTH WORLDWIDE TO CONTINUE TO SUPPORT THE BROAD-BASED MARKET TRENDS THAT BEGAN IN APRIL. Historically, when cyclical companies begin to outperform growth companies, the change tends to persist for more than just a short amount of time. In addition, the managers have recently seen some possible evidence that small-cap and value-oriented stocks may be poised for improved performance in the foreseeable future.
   ACCORDING TO THE MANAGERS, THE CITISELECT VIP PORTFOLIOS' DIVERSIFIED INVESTMENT APPROACH PROVIDES AN EFFECTIVE AND CONVENIENT WAY FOR SHAREHOLDERS TO PARTICIPATE IN THE EMERGENCE OF NEW MARKET LEADERSHIP. By the same token, broad diversification among asset classes should enable CitiSelect VIP shareholders to partially cushion the effects of any short-term market turbulence.

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
                                                                        SINCE
                                                SIX         ONE        2/10/97
                                             MONTHS**      YEAR      INCEPTION*
                                             ---------     -----      ---------
CitiSelect(R)VIP Folio 200 Conservative ....   0.41%        2.49%       6.49%
Composite Benchmark+ .......................   1.81%        7.57%       9.94%
================================================================================

 * Average Annual Total Return.
** Not Annualized.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,617 (as of 6/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

         [The following table represents a chart in the printed piece.]


                               LEHMAN BROTHERS
                                INTERMEDIATE
                CITISELECT       GOVERNMENT/
                 VIP FOLIO        CORPORATE            S&P
                   200           BOND INDEX**        500 INDEX*       COMPOSITE
                CONSERVATIVE     (UNMANAGED)        (UNMANAGED)       BENCHMARK

Feb-97            10000             10000             10000             10000
Mar-97             9902              9666              9826              9810
Apr-97            10018             10242              9916              9830
May-97            10101             10868             10312             10210
Jun-97            10193             11351             10532             10430
Jul-97            10400             12254             10748             10620
Aug-97            10348             11567             10660             10590
Sep-97            10468             12200             10987             10920
Oct-97            10584             11793             10907             10790
Nov-97            10607             12339             10926             10780
Dec-97            10692             12551             10997             10779
Jan-98            10832             12689             11074             10790
Feb-98            10823             13604             11391             11137
Mar-98            10858             14301             11549             11326
Apr-98            10912             14447             11656             11389
May-98            10992             14198             11556             11263
Jun-98            11062             14774             11653             11334
Jul-98            11101             14618             11521             11113
Aug-98            11275             12504             10982             10544
Sep-98            11558             13306             11423             10871
Oct-98            11547             14386             11801             11166
Nov-98            11546             15258             11990             11282
Dec-98            11592             16138             12312             11569
Jan-99            11674             16680             12398             11580
Feb-99            11470             16162             12045             11224
Mar-99            11533             16808             12221             11335
Apr-99            11570             17459             12537             11580
May-99            11468             17047             12395             11480
Jun-99            11431             17993             12535             11616


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (10%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (40%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond -- High Yield (20%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.
* The Standard and Poor's 500 Index (S&P 500)(R) is a widely recognized unmanaged index of the prices of 500 widely held U.S. stocks that includes reinvestment of dividends and capital gains.
** The Lehman Brothers Intermediate Government/Corporate Bond Index is a broad measure of the performance of U.S. Government bondsintermediate (one to ten year) government and corporate fixed rate debt issues.

CITISELECT(R) VIP FOLIO 300 BALANCED
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
                                                                        SINCE
                                                SIX         ONE        2/10/97
                                             MONTHS**      YEAR      INCEPTION*
                                             ---------     -----      ---------
CitiSelect(R)VIP Folio 300 Balanced .......   1.65%        2.43%       7.30%
Composite Benchmark+ ......................   3.45%        9.25%      12.13%
================================================================================
 * Average Annual Total Return.
** Not Annualized.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,829 (as of 6/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

         [The following table represents a chart in the printed piece.]

              LEHMAN BROTHERS
               INTERMEDIATE
               GOVERNMENT/
                CORPORATE           S&P                         CITISELECT VIP
               BOND INDEX**       500 INDEX*       COMPOSITE      FOLIO 300
               (UNMANAGED)       (UNMANAGED)       BENCHMARK       BALANCED

Feb-97           10000              10000            10000          10000
Mar-97            9902               9666             9775           9750
Apr-97           10018              10242             9890           9780
May-97           10101              10868            10399          10250
Jun-97           10193              11351            10688          10520
Jul-97           10400              12254            10976          10770
Aug-97           10348              11567            10820          10700
Sep-97           10468              12200            11244          11110
Oct-97           10584              11793            11069          10890
Nov-97           10607              12339            11098          10890
Dec-97           10692              12551            11187          10865
Jan-98           10832              12689            11281          10917
Feb-98           10823              13604            11716          11346
Mar-98           10858              14301            11943          11597
Apr-98           10912              14447            12060          11660
May-98           10992              14198            11903          11472
Jun-98           11062              14774            12025          11548
Jul-98           11101              14618            11832          11255
Aug-98           11275              12504            10997          10407
Sep-98           11558              13306            11493          10763
Oct-98           11547              14386            11996          11129
Nov-98           11546              15258            12280          11297
Dec-98           11592              16138            12699          11636
Jan-99           11674              16680            12812          11636
Feb-99           11470              16162            12355          11189
MAr-99           11533              16808            12587          11342
Apr-99           11570              17459            13015          11658
May-99           11468              17047            12866          11560
Jun-99           11431              17993            13137          11829


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond -- High Yield (15%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.
* The Standard and Poor's 500 Index (S&P 500)(R) is a widely recognized unmanaged index of the prices of 500 widely held U.S. stocks that includes reinvestment of dividends and capital gains.
** The Lehman Brothers Government Bond Index is a broad measure of the performance of U.S. Government bonds.

CITISELECT(R) VIP FOLIO 400 GROWTH
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
                                                                        SINCE
                                                SIX         ONE        2/10/97
                                             MONTHS**      YEAR      INCEPTION*
                                             ---------     -----      ---------
CitiSelect(R)VIP Folio 400 Growth ..........   3.46%        0.39%       6.76%
Composite Benchmark+ .......................   4.95%        9.38%      13.32%
================================================================================
 * Average Annual Total Return.
** Not Annualized.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,687 (as of 6/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

         [The following table represents a chart in the printed piece.]

          LEHMAN BROTHERS
            INTERMEDIATE
             GOVERNMENT/
             CORPORATE           S&P
             BOND INDEX**     500 INDEX*       COMPOSITE     CITISELECT VIP
            (UNMANAGED)       (UNMANAGED)      BENCHMARK    FOLIO 400 GROWTH

Feb-97         10000            10000            10000          10000
Mar-97          9902             9666             9747           9730
Apr-97         10018            10242             9846           9670
May-97         10101            10868            10513          10290
Jun-97         10193            11351            10889          10640
Jul-97         10400            12254            11207          10920
Aug-97         10348            11567            11001          10820
Sep-97         10468            12200            11549          11360
Oct-97         10584            11793            11205          10990
Nov-97         10607            12339            11210          10960
Dec-97         10692            12551            11312          10922
Jan-98         10832            12689            11412          10901
Feb-98         10823            13604            12012          11496
Mar-98         10858            14301            12323          11847
Apr-98         10912            14447            12449          11921
May-98         10992            14198            12196          11613
Jun-98         11062            14774            12317          11642
Jul-98         11101            14618            12024          11185
Aug-98         11275            12504            10756          9877
Sep-98         11558            13306            11240          10132
Oct-98         11547            14386            11898          10653
Nov-98         11546            15258            12303          10908
Dec-98         11592            16138            12837          11296
Jan-99         11674            16680            12943          11218
Feb-99         11470            16162            12393          10710
Mar-99         11533            16808            12681          10920
Apr-99         11570            17459            13269          11406
May-99         11468            17047            13073          11317
Jun-99         11431            17993            13472          11686


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (25%); Russell 2000 Index -- Small Cap Stocks (25%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (10%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond -- High Yield (10%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.
* The Standard and Poor's 500 Index (S&P 500)(R) is a widely recognized unmanaged index of the prices of 500 widely held U.S. stocks that includes reinvestment of dividends and capital gains.
** The Lehman Brothers Government Bond Index is a broad measure of the performance of U.S. Government bonds.

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
                                                                       SINCE
                                                SIX         ONE       2/10/97
                                             MONTHS**      YEAR      INCEPTION*
                                             ---------     -----      ---------
CitiSelect(R)VIP Folio 500 Growth Plus ....   5.54%       (0.37)%      7.48%
Composite Benchmark+ ......................   6.64%        9.13%      14.36%
================================================================================
 * Average Annual Total Return.
** Not Annualized.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,876 (as of 6/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

         [The following table represents a chart in the printed piece.]

           SALOMON NON-$
              WORLD
             GOVERNMENT
               BOND           MSCI EAFE                     CITISELECT VIP
              INDEX**          INDEX*          COMPOSITE       FOLIO 500
            (UNMANAGED)      (UNMANAGED)       BENCHMARK      GROWTH PLUS

Feb-97         10000            10000            10000          10000
Mar-97          9902             9590             9749           9710
Apr-97         10018            10162             9868           9650
May-97         10101            10782            10617          10380
Jun-97         10193            11262            11060          10810
Jul-97         10400            12158            11444          11170
Aug-97         10348            11477            11160          11020
Sep-97         10468            12105            11786          11610
Oct-97         10584            11700            11285          11110
Nov-97         10607            12242            11304          11130
Dec-97         10692            12453            11433          11076
Jan-98         10832            12590            11562          11034
Feb-98         10823            13497            12272          11773
Mar-98         10858            14189            12672          12217
Apr-98         10912            14333            12783          12281
May-98         10992            14087            12481          11911
Jun-98         11062            14659            12617          11920
Jul-98         11101            14503            12275          11359
Aug-98         11275            12406            10667           9782
Sep-98         11558            13202            11072           9930
Oct-98         11547            14274            11809          10534
Nov-98         11546            15139            12328          10862
Dec-98         11592            16011            12912          11252
Jan-99         11674            16681            13039          11135
Feb-99         11470            16162            12459          10638
Mar-99         11533            16809            12791          10889
Apr-99         11570            17460            13475          11500
May-99         11468            17048            13222          11382
Jun-99         11432            17994            13768          11875


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (30%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (30%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bond (5%); Salomon Bros. High Yield Bond -- High Yield (5%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.
*    The Morgan Stanley Capital International Europe, Australasia,  and Far East
     (EAFE)Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from the aforementioned global markets.
 ** The Salomon Non-$ World Government Bond Index includes the 17 Government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom and the U.S. Country eligibility is determined based on market capitalization and investibility criteria.

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS                                          June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--7.9%
--------------------------------------------------------------------------------
COMMON STOCKS--7.7%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER--0.4%
--------------------------------------------------------------------------------
Danaher Corp.          203     $11,799
Fastenal Co.           300      15,731
Tyco International
  Ltd.                 252      23,877
                            ----------
                                51,407
                            ----------
COMMERCIAL SERVICES--0.5%
--------------------------------------------------------------------------------
Cintas Corp.           202      13,572
Clear Channel
  Communications*      262      18,062
Interpublic Group
  Companies Inc.       230      19,924
Omnicom Group          165      13,200
                            ----------
                                64,758
                            ----------
CONGLOMERATES--0.5%
--------------------------------------------------------------------------------
General Electric
  Co.(++)              608      68,704
                            ----------
CONSUMER DURABLES--0.1%
--------------------------------------------------------------------------------
Leggett & Platt Inc.   395      10,986
                            ----------
CONSUMER NON-DURABLES--0.2%
--------------------------------------------------------------------------------
Procter & Gamble Co.   235      20,974
                            ----------
FINANCE--0.6%
--------------------------------------------------------------------------------
American International
  Group Inc.           224      26,222
Bank of New York Inc.  254       9,319
Firstar Corp.          357       9,996
Goldman Sachs
  Group Inc.            44       3,179
MBNA Corp.             355      10,872
Zions Bancorp          306      19,431
                            ----------
                                79,019
                            ----------
HEALTHCARE--1.2%
--------------------------------------------------------------------------------
American Home
  Products Corp.(++)   239      13,743
Bristol Myers
  Squibb Co.(++)       325      22,892
Cardinal Health Inc.   202      12,953
Eli Lilly & Co.        132       9,454
Guidant Corp.           95       4,886
Johnson & Johnson      239      23,422
Merck & Co.            215      15,910
Pfizer Inc.            180      19,755
Schering Plough Corp.  553      29,309
Warner Lambert Co.      35       2,428
                            ----------
                               154,752
                            ----------
PROCESS INDUSTRIES--0.1%
--------------------------------------------------------------------------------
Ecolab Inc.            381     $16,621
                            ----------
RETAIL--0.8%
--------------------------------------------------------------------------------
Bed Bath & Beyond
  Inc.*                599      23,062
Costco Companies Inc.* 137      10,968
Dollar General Corp.   165       4,785
Family Dollar
  Stores Inc.          171       4,104
Gap Inc.               213      10,730
Home Depot Inc.        206      13,274
Kohls Corp.*           140      10,806
Ross Stores Inc.       310      15,616
Wal Mart Stores Inc.   322      15,536
                            ----------
                               108,881
                            ----------
TECHNOLOGY--3.0%
--------------------------------------------------------------------------------
Altera Corp.*          250       9,203
Automatic Data
  Processing Inc.      583      25,652
Ceridian Corp.*        540      17,651
Cisco Systems Inc.*    718      46,311
Dell Computer Corp.*   430      15,910
EMC Corp.*             190      10,450
Intel Corp.            345      20,528
International Business
  Machines             390      50,408
J. D. Edwards & Co.*   209       3,867
Lexmark International
-  Group Inc.*          75       4,955
Linear Technology Corp. 60       4,035
Lucent Technologies
  Inc.                 635      42,823
Maxim Integrated
  Products Inc.*        60       3,990
Microsoft Corp.*       989      89,195
Solectron Corp.*       267      17,806
Sun Microsystems Inc.  160      11,020
Tellabs Inc.*           85       5,743
Xilinx Inc.*           108       6,183
                            ----------
                               385,730
                            ----------
TRANSPORTATION--0.1%
--------------------------------------------------------------------------------
Southwest Airlines Co. 175       5,447
                            ----------
UTILITIES--0.2%
--------------------------------------------------------------------------------
MCI Worldcom Inc.*     327      28,142
                            ----------
TOTAL COMMON STOCKS            995,421
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Consumer
  Discount Note
  4.53% due 7/1/99(+)          $28,853
                            ----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $809,479) 1,024,274
                            ----------
LARGE CAP VALUE--7.5%
--------------------------------------------------------------------------------
COMMON STOCKS--7.4%
--------------------------------------------------------------------------------
BASIC INDUSTRIES--0.4%
--------------------------------------------------------------------------------
Alcoa Inc.             225      13,922
E. I. Du Pont de
  Nemours & Co.        275      18,786
International Paper Co.250      12,625
                            ----------
                                45,333
                            ----------
CAPITAL GOODS--0.4%
--------------------------------------------------------------------------------
Allied Signal Inc.     300      18,900
Raytheon Co.           375      25,828
                            ----------
                                44,728
                            ----------
COMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
AT&T Corp.             525      29,302
Ameritech Corp.        300      22,050
Emerson Electric Co.   350      22,006
GTE Corp.              350      26,513
Sprint Corp.           400      21,125
                            ----------
                               120,996
                            ----------
CONGLOMERATES--0.2%
--------------------------------------------------------------------------------
General Electric Co.(++) 200    22,600
                            ----------
CONSUMER CYCLICALS--0.6%
--------------------------------------------------------------------------------
Delphi Automotive
  System Corp.         139       2,580
Ford Motor Co.         500      28,219
General Motors Corp.   200      13,200
Masco Corp.            650      18,769
McGraw Hill
  Companies Inc.       300      16,181
                            ----------
                                78,949
                            ----------
CONSUMER STAPLES--0.5%
--------------------------------------------------------------------------------
Avon Products Inc.     450      24,975
H. J. Heinz & Co.      200      10,025
Pepsico Inc.           650      25,147
                            ----------
                                60,147
                            ----------
ENERGY--0.8%
--------------------------------------------------------------------------------
BP Amoco PLC           175     $18,988
Chevron Corp.          250      23,797
Conoco Inc.            800      22,300
Exxon Corp.            200      15,425
Mobil Corp.            250      24,750
                            ----------
                               105,260
                            ----------
FINANCE--1.6%
--------------------------------------------------------------------------------
Bank One Corp.         375      22,336
Bankamerica Corp.      350      25,659
Chase Manhattan Corp.  400      34,650
Chubb Corp.            200      13,900
Cigna Corp.            300      26,700
Hartford Financial
  Services Group       400      23,325
Marsh & McLennan
  Companies Inc.       325      24,537
Mellon Bank Corp.      750      27,281
Unumprovident Corp.    200      10,950
                            ----------
                               209,338
                            ----------
HEALTHCARE--0.7%
--------------------------------------------------------------------------------
Abbott Labs            425      19,337
American Home
  Products Corp.(++)   400      23,000
Baxter International
  Inc.                 150      9,094
Bristol Myers
  Squibb Co.(++)       325      22,892
Pharmacia & Upjohn Inc.375      21,305
                            ----------
                                95,628
                            ----------
TECHNOLOGY--0.4%
--------------------------------------------------------------------------------
Pitney Bowes Inc.      475      30,519
Xerox Corp.            450      26,578
                            ----------
                                57,097
                            ----------
UTILITIES--0.9%
--------------------------------------------------------------------------------
Duke Energy Co.        425      23,109
Enron Corp.            475      38,831
Unicom Corp.           550      21,209
Williams Companies Inc.600     25,538
                            ----------
                               108,687
                            ----------
TOTAL COMMON STOCKS            948,763
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)         $15,028
                            ----------
TOTAL LARGE CAP VALUE
  (Identified Cost $850,612)   963,791
                            ----------
SMALL CAP GROWTH--4.9%
--------------------------------------------------------------------------------
COMMON STOCKS--4.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.5%
Catalina
  Marketing Corp.*     147      13,524
Checkfree
  Holdings Corp.*      159       4,382
Consolidated
  Graphics Inc.*        80       4,000
Covad Communications
  Group Inc.*          105       5,598
Critical Path Inc.*     22       1,217
Ha Lo Industries Inc.* 345       3,407
ITT Educational
  Services Inc.*       243       6,333
Lamar Advertising Co.* 177       7,246
Metzler Group Inc.*    110       3,039
Network Solutions Inc.* 17       1,345
Probusiness
  Services Inc.*        98       3,516
Profit Recovery Group
  International Inc.*  128       6,056
Verticalnet Inc.*        5         525
                            ----------
                                60,188
                            ----------
CONSUMER DURABLES--0.1%
--------------------------------------------------------------------------------
Ethan Allen
  Interiors Inc.       102       3,849
Gentex Corp.*          107       2,996
Tower Automotive Inc.* 158       4,019
                            ----------
                                10,864
                            ----------
CONSUMER NON-DURABLES--0.1%
--------------------------------------------------------------------------------
Beringer Wine Estates
  Holdings*            166       6,936
Boyds Collection Ltd.* 170       2,943
Horizon Organic
  Holdings Corp.*      220       3,218
Wiley John & son        84       1,480
                            ----------
                                14,577
                            ----------
CONSUMER SERVICES--0.5%
--------------------------------------------------------------------------------
Hispanic Broadcasting
  Corp.*               205     $15,554
Houghton Mifflin Co.    80       3,765
Metro Networks Inc.*   184       9,821
Premier Parks Inc.*    266       9,776
Rubios Restaurants
  Inc.*                187       2,887
SFX Entertainment
  Inc.*                193      12,352
Saucony Inc.*          115       2,602
                            ----------
                                56,757
                            ----------
ELECTRONICS/TECHNICAL SERVICES--0.7%
--------------------------------------------------------------------------------
American Tower Corp.*  128       3,072
C Cube Microsystems
  Inc.*                147       4,658
Copper Mountain
  Networks Inc.*         3         232
Level One
  Communications Inc.* 256      12,528
Macrovision Corp.*      75       5,616
Microchip Technology
  Inc.*                 89       4,216
Network Appliance
  Inc.*                197      11,007
Novellus Systems Inc.* 138       9,418
PMC Sierra Inc.*        64       3,772
Pinnacle Holdings Inc.*469      11,491
Powerwave Technologies
  Inc.*                 68       2,193
RSL Communications
  Ltd.*                174       3,360
Sipex Corp.*           259       5,309
Smart Modular
  Technologies Inc.*   283       4,917
Voicestream Wireless
  Corp.*               265       7,536
Western Wireless Corp.*165       4,455
                            ----------
                                93,780
                            ----------
ENERGY/MINERALS--0.2%
--------------------------------------------------------------------------------
Coflexip               130       5,655
Petroleum Geo-Services* 504      7,497
R & B Falcon Corp.*    670       6,281
                            ----------
                                19,433
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

FINANCE--0.4%
--------------------------------------------------------------------------------
Centura Banks Inc.     104      $5,863
Chittenden Corp.       223       6,969
Cullen Frost Bankers
  Inc.                 276       7,607
Enhance Financial
  Services Group Inc.  181       3,575
Executive Risk Inc.     66       5,614
Peoples Heritage
  Financial Group      540      10,159
SEI Investments         31       2,736
Telebanc Financial
  Corp.*                96       3,720
U. S. Trust Corp.       91       8,418
                            ----------
                                54,661
                            ----------
HEALTH SERVICES/TECHNOLOGY--0.5%
--------------------------------------------------------------------------------
Andrx Corp.*           134      10,335
Apria Healthcare
  Group Inc.*          190       3,230
Barr Labs Inc.*        198       7,895
Coulter
  Pharmaceutical Inc.*  85       1,918
Gilead Sciences Inc.*   75       3,919
MedImmune Inc.*         64       4,336
Medquist Inc.*          55       2,406
Roberts Pharmaceutical
  Corp.*               448      10,864
Synetic Inc.*           30       2,062
TLC The Laser
  Center Inc.*         100       4,800
Trimeris Inc.*         295       4,277
Ventana Medical
  Systems Inc.*        305       5,833
Xomed Surgical Products
  Inc.*                 89       4,333
                            ----------
                                66,208
                            ----------
Industrial Services--0.1%
--------------------------------------------------------------------------------
Service Experts Inc.*  139       3,049
Waste Connections Inc.* 207      6,313
                            ----------
                                 9,362
                            ----------
PROCESS INDUSTRIES--0.2%
--------------------------------------------------------------------------------
Alliant
  Techsystems Inc.*     45       3,893
Applied Power Inc.     137       3,742
Aptargroup Inc.        242       7,260
Carlisle Companies Inc.104       5,005
Mettler Toledo
  International Inc.*  150       3,722
Om Group Inc.          153       5,279
                            ----------
                                28,901
                            ----------
RETAIL--0.2%
--------------------------------------------------------------------------------
Linens N Things Inc.*  159      $6,956
Men's Wearhouse Inc.*  124       3,162
O'Reilly
  Automotive Inc.*     103       5,189
Tiffany & Co.           56       5,404
Zale Corp.*            140       5,600
Zany Brainy Inc.*      385       3,730
                            ----------
                                30,041
                            ----------
TECHNOLOGY SERVICES--0.7%
--------------------------------------------------------------------------------
Ariba Inc.*             22       2,140
Bisys Group Inc.*       96       5,616
Dallas
  Semiconductor Corp.   83       4,192
Electronics for
  Imaging Inc.*        207      10,635
Exodus Communications
  Inc.*                 81       9,715
High Speed Access
  Corp.*                70       1,794
Legato Systems Inc.*   166       9,587
Lernout & Hauspie
  Speech Products*      83       2,941
Macromedia Inc.*       144       5,076
Mercury Interactive
  Corp.*               238       8,419
NTL Inc.*              129      11,118
National Instruments
  Corp.*               150       6,056
Rational Software
  Corp.*               164       5,402
Whittman Hart Inc.*    204       6,477
Wind River Systems
  Inc.*                221       3,550
                            ----------
                                92,718
                            ----------
TRANSPORTATION--0.2%
--------------------------------------------------------------------------------
C. H. Robinson
  Worldwide Inc.       171       6,284
CNF Transportation
  Inc.                 115       4,413
Eagle U.S.A. Airfreight
  Inc.*                220       9,336
Skywest Inc.           197       4,913
                            ----------
                                24,946
                            ----------
TOTAL COMMON STOCKS            562,436
                            ----------


SHORT-TERM OBLIGATIONS--0.5%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)          67,727
                            ----------
TOTAL SMALL CAP GROWTH
  (Identified
   Cost $541,925)              630,163
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

SMALL CAP VALUE--5.0%
--------------------------------------------------------------------------------
COMMON STOCKS--5.0%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.1%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co. 400     $9,325
                            ----------
CONSUMER DURABLE GOODS--0.1%
--------------------------------------------------------------------------------
D.R. Horton Inc.       300       4,987
Engle Homes Inc.       200       2,750
Flexsteel
  Industries Inc.      500       6,656
TBC Corp.*             500       3,531
                            ----------
                                17,924
                            ----------
CONSUMER NON-DURABLES--0.7%
--------------------------------------------------------------------------------
Dimon Inc.           1,200       6,225
Schweitzer-Mauduit
  International Inc.   400       6,000
Sola International
  Inc.*                400       7,775
Standard Commercial
  Corp.              2,205      12,954
Timberland Co.         200      13,613
Tropical Sportwear
  International Corp.* 700      22,313
Wolverine World
  Wide Inc.          1,200      16,800
                            ----------
                                85,680
                            ----------
CONSUMER SERVICES--0.1%
--------------------------------------------------------------------------------
Aztar Corp.*         1,200      11,025
                            ----------
ELECTRONIC TECHNOLOGY--0.2%
--------------------------------------------------------------------------------
Aehr Test Systems*     900       3,487
ESCO Electronics
  Corp.*               500       6,406
Spacehab Inc.*       1,300       6,663
United Industrial
  Corp.                * 200     2,213
                            ----------
                                18,769
                            ----------
ENERGY MINERALS--0.1%
--------------------------------------------------------------------------------
Nuevo Energy Co.*      900      11,925
                            ----------
FINANCE--1.0%
--------------------------------------------------------------------------------
Acceptance Insurance
  Co.*                 400       6,025
American National
  Insurance Co.        100       7,125
Centris Group Inc.     800       8,100
HCC Industries
  Holdings Inc.        800      18,150
Harleysville Group
  Inc.                 400       8,200
MMI Companies Inc.     600      10,125
Matrix Bancorp. Inc.   500      $7,000
PBOC Holdings Inc.*    800       8,000
PMI Group Inc.         100       6,281
Penn America
  Group Inc.           600       6,225
Presidential Life
  Corp.              1,000      19,625
Professional
  Groups Inc.*         500      16,875
Seibels Bruce
  Group Inc.*          700       3,500
Stancorp Financial
  Group Inc.*          300       9,000
                            ----------
                               134,231
HEALTH TECHNOLOGY--0.1%
--------------------------------------------------------------------------------
OrthoLogic Corp.*    1,600       3,950
West Pharmaceutical
  Services Inc.        200       7,850
                            ----------
                                11,800
INDUSTRIAL SERVICES--0.5%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*  450      14,063
ENSCO International
  Inc.                 600      11,962
Perini Corp.*          700       3,981
R & B Falcon Corp.*    660       6,188
Rowan Companies Inc.*  800      14,750
Santa Fe International
  Corp.                400       9,200
                            ----------
                                60,144
                            ----------
NON-ENERGY MINERALS--0.2%
--------------------------------------------------------------------------------
Carpenter
  Technology Corp.     300       8,569
LTV Corp.            2,300      15,381
Lone Star
  Technologies Inc.*   500       8,875
--------------------------------------------------------------------------------
                                32,825
PROCESS INDUSTRIES--0.1%
--------------------------------------------------------------------------------
Lancaster Colony Corp. 100       3,450
RPM Inc.               700       9,931
Tuscarora Inc.         200       2,713
                            ----------
                                16,094
PRODUCER MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Baldor Electric Co.    500       9,937
Commerical Intertech
  Corp.                500       7,969
Commonwealth
  Industries Inc.      600       7,500
Easco Inc.             700       7,394
Global Industrial
  Technologies Inc.* 1,300      15,681
Holophane Corp.*       100       3,813

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

JLG Industries Inc.  1,400     $28,525
Keystone Consolidated
  Industries Inc.*     900       5,962
Myers Industries Inc.  500      10,000
Patrick Industries Inc.300       4,687
Superior Industries
  International Inc.   400      10,925
Timken Co.             800      15,600
Watts Industries Inc.* 500       9,594
                            ----------
                               137,587
RETAIL TRADE--0.1%
--------------------------------------------------------------------------------
Schultz Sav-O
  Stores Inc.          650      10,400
Syms Corp.*          1,000       8,125
                            ----------
                                18,525
                            ----------
TECHNOLOGY SERVICES--0.1%
--------------------------------------------------------------------------------
Ultrak Inc.*         1,500       8,813
                            ----------
TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
Air Express
  International Corp.  400      10,150
Atlantic Coast
  Airlines Holdings*   300       5,700
Fritz Companies Inc.*1,300      13,975
Kenan Transport Co.    300       9,150
Midwest Express
  Holdings Inc.*       400      13,600
Motor Cargo
  Industries Inc.*     600       5,100
Tidewater Inc.         400      12,200
                            ----------
                                69,875
                            ----------
TOTAL COMMON STOCKS            644,542
                            ----------
TOTAL SMALL CAP VALUE
(Identified Cost $633,311)     644,542
                            ----------


INTERNATIONAL EQUITY--4.7%
--------------------------------------------------------------------------------
COMMON STOCKS--4.6%
--------------------------------------------------------------------------------
AUSTRIA--0.0%
--------------------------------------------------------------------------------
Boehler-Uddeholm        85      $4,205
                            ----------
AUSTRALIA--0.2%
--------------------------------------------------------------------------------
Australia & New Zealand
  Banking Group      1,210       8,886
Pioneer
  International Ltd. 3,630       9,238
Quantas Airways      3,605      11,892
                            ----------
                                30,016
                            ----------
CANADA--0.1%
--------------------------------------------------------------------------------
Imasco Ltd.            320       8,628
Noranda Inc.           530       6,983
                            ----------
                                15,611
                            ----------
FINLAND--0.1%
--------------------------------------------------------------------------------
UPM Kymmene Oy         290       8,311
--------------------------------------------------------------------------------
FRANCE--0.5%
--------------------------------------------------------------------------------
BIC                    139       7,329
Banque Nationale
  De Paris             100       8,329
Elf Aquitaine           70      10,268
Lafarge Coppee          90       8,554
Pernod Ricard          146       9,783
Societe Generale        47       8,280
                            ----------
Total                   55       7,093
                            ----------
                                59,636
                            ----------
GERMANY--0.4%
--------------------------------------------------------------------------------
Buderus AG              20       8,020
Commerzbank AG         210       6,375
Draegerwerk AG         315       4,449
Dyckerhoff AG           25       7,551
Hoechst AG             207       9,368
SGL Carbon AG*          42       3,247
Veba AG                189      11,105
Vossloh AG             240       5,443
                            ----------
                                55,558
                            ----------
GREAT BRITAIN--1.1%
--------------------------------------------------------------------------------
Allied Domecq          866       8,327
Allied Zurich          565       7,102
BAT Industries         605       5,707
BOC Group              421       8,242
CGU                    470       6,768

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

Coats Viyella        5,260      $4,228
Cookson Group        3,210      10,828
Elementis            3,961       6,493
Hanson                 925       8,311
Invensys             1,574       7,443
Lex Service            670       6,157
Lloyds TSB Group       606       8,229
Medeva               1,770       2,874
National Westminister  410       8,692
Reckitt & Colman       688       7,185
Safeway              1,100       4,387
TI Group             1,270       8,528
Tomkins              2,640      11,444
United News & Media
  PLC                  760       7,307
Williams             1,362       8,995
                            ----------
                               147,247
                            ----------
HONG KONG--0.2%
--------------------------------------------------------------------------------
Hang Lung Development
  Co.                6,000       7,424
New World
  Development Co.    3,000       8,990
South China
  Morning Post      10,000       5,607
                            ----------
                                22,021
                            ----------
IRELAND--0.1%
--------------------------------------------------------------------------------
Greencore Group      1,950       6,030
Jefferson
  Smurfit Group      3,740       8,771
                            ----------
                                14,801
                            ----------
ITALY--0.1%
--------------------------------------------------------------------------------
Eni Spa              1,120       6,685
Telecom Italia SPA   1,000      10,391
                            ----------
                                17,076
                            ----------
JAPAN--0.4%
--------------------------------------------------------------------------------
Nichicon Corp.       1,000      14,590
Nintendo Co.           100      14,061
Promise Co.            300      17,732
Yodogawa Steel Works 2,000       8,267
                            ----------
                                54,650
NETHERLANDS--0.3%
--------------------------------------------------------------------------------
ABN Amro Holdings      285       6,170
Akzo Nobel             229       9,631
Ing Groep              165       8,930
Koninklijke NV PTT      90       4,221
Philips Electronics    108     $10,649
                            ----------
                                39,601
                            ----------
NEW ZEALAND--0.1%
--------------------------------------------------------------------------------
Fletcher Challenge   4,152       6,045
                            ----------
NORWAY--0.1%
--------------------------------------------------------------------------------
Kvaerner ASA           231       4,749
                            ----------
SINGAPORE--0.2%
--------------------------------------------------------------------------------
Creative
  Technology Ltd.      785      10,548
Jardine Matheson     1,600       8,000
                            ----------
                                18,548
SPAIN--0.1%
--------------------------------------------------------------------------------
Banco Santander SA     704       7,330
Telefonica SA          204       9,848
Telefonica SA            4         193
                            ----------
                                17,371
SWEDEN--0.2%
--------------------------------------------------------------------------------
Electrolux             390       8,178
Getinge Industrier     456       6,741
Skandinaviska Enskilda
  Banken               450       5,248
                            ----------
                                20,167
SWITZERLAND--0.4%
--------------------------------------------------------------------------------
Forbo Holding           17       6,756
Geberit                 49      11,170
Novartis                 9      13,137
Saurer                  13       7,030
Schweizenische
  Ruckversicher          3      5,710
Sig Holding             11       6,550
Sulzer AG               10       6,077
                            ----------
                                56,430
                            ----------
TOTAL COMMON STOCKS            592,043

SHORT-TERM OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)          20,260
                            ----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost
   $572,071)                   612,303
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                  PRINCIPAL
ISSUER              AMOUNT      VALUE
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME--46.6%
--------------------------------------------------------------------------------
FIXED INCOME--43.1%
--------------------------------------------------------------------------------
ASSET BACKED--3.7%
--------------------------------------------------------------------------------
Commercial Mortgage
  Acceptance Corp.
  5.80% due
  3/15/06         $ 23,640     $23,054
Ford Credit Auto
  Owner Trust
  6.16% due
  8/15/03          130,000     128,862
GMAC Commercial
  Mortgage Securities Inc.
  6.42% due
  8/15/08           40,000      38,663
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due
  1/15/30           17,321      17,172
Morgan Stanley Capital Inc.
  6.44% due
  11/15/02         100,000      99,461
Nomura Asset Securities
  Corp.
  6.59% due
  3/17/28          100,000      97,196
Peco Energy
  Transportation Trust
  6.05% due 3/01/09 35,000      33,523
Sears Credit Account
  Master Trust
  5.25% due
  10/16/08          40,000      38,200
                            ----------
                               476,131
                            ----------
CORPORATE BONDS--7.6%
--------------------------------------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due
  5/01/29           55,000      50,869
American Financial
  Group Inc.
  7.125% due
  4/15/09           35,000      32,566
Associates Corp.
  North America
  6.95% due
  11/01/18          65,000      62,628
BB & T Corp.
  6.375% due
  6/30/05           60,000      58,475
Bank One Corp.
  5.625% due
  2/17/04           25,000      23,913
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08 30,000      28,565
Conoco Inc.
  5.90% due 4/15/04 55,000      53,668
Conseco Inc.
  6.40% due
  6/15/01           25,000     $24,492
Dayton Hudson Corp.
  6.65% due 8/01/28 25,000      22,808
Equitable Life Assurance
  6.95% due
  12/01/05          30,000      29,942
Ford Motor Co.
  6.625% due
  10/01/28          65,000      58,512
General Motor
  Acceptance Corp.
  6.15% due 4/05/07 50,000      47,612
Household Financial Corp.
  6.50% due
  11/15/08          45,000      42,908
Knight Ridder Inc.
  7.15% due
  11/01/27          25,000      24,020
  6.875% due
  3/15/29           25,000      23,135
Lehman Brothers
  Holdings Inc.
  6.40% due 8/30/00 30,000      30,032
  7.00% due 5/15/03 40,000      39,688
MCI Communications
  Corp.
  6.50% due 4/15/10 35,000      33,544
Mattel Inc.
  6.00% due 7/15/03 20,000      19,496
Merita Bank PLC
  6.50% due 4/01/09 35,000      33,160
National Rural
  Utilities Cooperative
  Finance 6.20%
  due 2/01/08       60,000      57,853
Nordstrom Inc.
  5.625% due
  1/15/09           25,000      22,714
Popular North
  America Inc.
  6.875% due
  6/15/01           30,000      30,047
Provident Companies Inc.
  7.00% due 7/15/18 23,000      22,002
Raytheon Co.
  6.30% due 3/15/05 30,000      29,444
Rohm & Haas Co.
  7.40% due 7/15/09 55,000      54,987
TPSA Finance BV
  7.75% due
  12/10/08          25,000      24,262
                            ----------
                               981,342
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                  PRINCIPAL
ISSUER              AMOUNT      VALUE
--------------------------------------------------------------------------------

MORTGAGE BACKED--9.0%
--------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% due
  12/31/99       $  30,000   $  28,214
  7.00% due
  12/31/99         500,000     500,312
  6.25% due 6/15/24 30,000      29,204
Federal National
  Mortgage Association
  6.50% due 12/1/99 65,000      62,704
  7.349% due
  8/17/21           50,000      50,934
  6.50% due
  4/01/29          124,268     119,879
GE Capital Mortgage
  Securities Inc.
  5.905% due
  10/25/13         100,000      99,637
Government National
  Mortgage Association
  6.50% due
  12/15/99          40,000      38,469
  7.00% due
  12/31/99         150,000     147,984
  7.00% due 2/15/24 39,072      38,669
Structured Asset
  Securities Corp.
  6.79% due
  10/15/34          48,084      48,526
                            ----------
                             1,164,532
                            ----------
U. S. TREASURY OBLIGATIONS--21.0%
--------------------------------------------------------------------------------
United States Treasury
  Bonds
  3.625% due
  4/15/28           35,287      33,296
  5.25% due 2/15/29 95,000      85,352
                            ----------
                               118,648
                            ----------
United States Treasury Notes
  5.875% due
  11/15/99          50,000      50,148
  5.50% due
  12/31/00          25,000      25,015
  5.75% due
  11/30/02         320,000     320,650
  5.50% due
  3/31/03          385,000     382,532
  5.875% due
  2/15/04        1,000,000   1,006,410
  6.875% due
  5/15/06          720,000     758,023
  3.875% due
  1/15/09           50,000      49,406
                            ----------
                             2,592,184
                            ----------
YANKEE BOND--1.8%
--------------------------------------------------------------------------------
Corporacion Andina
  de Fomento
  7.75% due
  3/01/04         $ 55,000   $  53,575
Imperial Tobacco
  Overseas BV
  7.125% due
  4/01/09           50,000      47,700
Korea Development
  Bank
  7.125% due
  4/22/04           50,000      48,818
Province of Manitoba
  5.50% due
  10/01/08          50,000      46,114
TPSA Finance BV
  7.75% due
  12/10/08          30,000      29,175
                            ----------
                               225,382
                            ----------
TOTAL FIXED INCOME           5,558,219
                            ----------

SHORT-TERM OBLIGATIONS--3.5%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)         453,192
                            ----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost
   $6,088,823)               6,011,411
                            ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                                PRINCIPAL
ISSUER              CURRENCY      AMOUNT     VALUE
--------------------------------------------------------------------------------

INTERNATIONAL BOND--13.7%
--------------------------------------------------------------------------------
FIXED INCOME--10.4%
--------------------------------------------------------------------------------
DENMARK--0.1%
--------------------------------------------------------------------------------
Nykredit
5.00% due 10/01/29     DKK        40,000     $4,942
Unikredit Realkred
  5.00% due 10/01/29   DKK        60,000      7,412
                                         ----------
                                             12,354
                                         ----------
FRANCE--0.7%
--------------------------------------------------------------------------------
Government of France
  7.75% due 10/25/05  EURO        66,000     81,303
  3.00% due 7/25/09   EURO        10,677     11,118
                                         ----------
                                             92,421
                                         ----------
GERMANY--0.2%
--------------------------------------------------------------------------------
Republic of Germany
  5.625% due 1/04/28  EURO        25,338     26,924
                                         ----------
GREAT BRITAIN--1.1%
--------------------------------------------------------------------------------
United Kingdom Treasury
  6.50% due 12/07/03   GBP        20,000     32,865
  6.75% due 11/26/04   GBP        30,000     50,290
  8.50% due 12/07/05   GBP        34,000     62,542
                                         ----------
                                            145,697
                                         ----------
GREECE--0.7%
--------------------------------------------------------------------------------
Hellenic Republic
  7.60% due
  1/22/02              GRD    21,000,000     67,617
Republic of Greece
  12.80% due
  6/17/03              GRD     1,200,000      3,921
  11.00% due
  10/23/03             GRD     4,400,000     14,496
                                         ----------
                                             86,034
                                         ----------
ITALY--0.3%
--------------------------------------------------------------------------------
Republic of Italy
  6.50% due 11/01/27  EURO        34,000     39,483
                                         ----------
JAPAN--1.5%
--------------------------------------------------------------------------------
Japan Government Bonds
  4.10% due 12/22/03   JPY     7,000,000     65,568
  3.40% due 3/22/04    JPY     7,000,000     63,992
  4.10% due 6/21/04    JPY     6,200,000     58,545
                                         ----------
                                            188,105
                                         ----------
NETHERLANDS--0.5%
--------------------------------------------------------------------------------
Kingdom of Netherlands
  6.00% due 1/15/06   EURO        60,000    $67,758
                                         ----------
SPAIN--0.9%
--------------------------------------------------------------------------------
Government of Spain
  6.00% due 1/31/08   EURO       106,475    119,256
                                         ----------
SWEDEN--0.3%
--------------------------------------------------------------------------------
Kingdom of Sweden
  6.50% due 5/05/08    SEK       300,000     39,048
                                         ----------
UNITED STATES--4.1%
--------------------------------------------------------------------------------
Credit Local de France
  4.969% due 2/11/02     $       150,000    149,760
Federal National
  Mortgage Association
  6.875% due 6/7/02    GBP        10,000     16,125
International Bank
  Reconciliation and
  Development
  4.75% due 12/20/04   JPY     6,100,000     59,971
Merrill Lynch & Co., Inc.
  5.334% due 9/30/00     $        30,000     29,948
  5.299% due 11/01/01    $        10,000      9,975
SLM Student Loan Trust
  5.012% due 10/25/04    $         4,201      4,187
  5.102% due 4/25/06     $        36,007     35,825
USAA Auto Loan
  Grantor Trust
  5.80% due 1/15/05      $        62,679     62,726
United States Treasury
  Notes
  3.625% due 7/15/02     $       155,614    153,960
                                         ----------
                                            522,477
                                         ----------
TOTAL FIXED INCOME                        1,339,557
                                         ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                       PRINCIPAL
ISSUER                   AMOUNT      VALUE
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--3.3%
--------------------------------------------------------------------------------
Coca Cola Co.
  5.00% due 7/12/99     $ 200,000   $199,695
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)   222,037     222,037
                                  ----------
TOTAL SHORT-TERM OBLIGATIONS         421,732
                                  ----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $1,808,224)     1,761,289
                                  ----------

HIGH YIELD BOND--19.6%
--------------------------------------------------------------------------------
FIXED INCOME--18.2%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS--17.8%
--------------------------------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06       50,000     49,500
American Axle &
  Manufacturing Inc.
  9.75% due 3/01/09        50,000     49,750
B & G Foods Incications
  Corp.
  9.625% due 8/01/07       50,000     47,063
BE Aerospace - Series B
  8.00% due 3/01/08        50,000     46,750
Ball Corp.
  7.75% due 8/01/06        50,000     49,000
Bellwether Exploration Co.
  10.875% due 4/01/07      50,000     47,875
CB Richards Ellis
  Services Inc.
  8.875% due 6/01/06       50,000     48,250
CSC Holdings Inc.
  9.875% due 2/15/13       50,000     54,000
Charter Communications
  Holdings
  8.625% due 4/01/09       50,000     47,875
  9.92% due 4/01/11        75,000     46,500
Circus Circus
  Enterprises Inc.
  9.25% due 12/01/05       50,000     50,750
Coach USA Inc. - Series B
  9.375% due 7/01/07       50,000     51,500
Cole National Group Inc.
  8.625% due 8/15/07       50,000     43,000
Contifinancial Corp.
  8.375% due 8/15/03       50,000     43,000
Energis PLC
  9.75% due 6/15/09        50,000     50,625
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08       50,000     49,000
French Fragrances Inc.
  10.375% due 5/15/07      50,000     51,000
Frontiervision Holdings LP
  11.875% due 9/15/07    $ 55,000    $47,575
HMH Properties Inc. -
  Series B
  7.875% due 8/01/08       50,000     45,875
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07        50,000     51,125
Holt Group Inc.
  9.75% due 1/15/06        50,000     34,000
Home Interiors Gifts Inc.
  10.125% due 6/01/08      50,000     49,500
Integrat Electrical
  Service
  9.375% due 2/01/09       50,000     49,250
Intermedia
  Communications Inc.
  9.50% due 3/01/09        50,000     48,250
Iron Mountain Inc.
  10.125% due 10/01/06     50,000     53,000
J.H. Heafner Inc.
  10.00% due 5/15/08       50,000     49,750
JL French Automotive
  Castings
  11.50% due 6/01/09       50,000     51,000

Jordan Industries Inc. -
  Series B
  10.375% due 8/01/07      50,000     50,625
Lear Corp.
  8.11% due 5/15/09        50,000     48,147
Lyondell Chemical Co.
  9.875% due 5/01/07       40,000     40,750
Mail Well Corp.
  8.75% due 12/15/08       50,000     48,500
Majestic Star Casino LLC
  10.875% due 7/01/06      50,000     49,625
NTL Inc.
  12.375% 10/01/08         75,000     51,187
Nextel Communications Inc.
  9.75% due 8/15/04        50,000     50,750
Orange PLC
  9.00% due 6/01/09        50,000     50,250
Packard Bioscience Inc. -
  Series B
  9.375% due 3/01/07       50,000     47,250
Pennzoil Co.
  10.125% due 11/15/09     50,000     54,948
Pierce Leahy Command Co.
  8.125% due 5/15/08       50,000     47,250
Polymer Group Inc. -
  Series B
  8.75% due 3/01/08        50,000     48,000
Price Communications
  Wireless Inc.
  - Series B
  9.125% due 12/15/06      50,000     50,750

CITISELECT VIP FOLIO 200 CONSERVATIVE
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                         PRINCIPAL
ISSUER                     AMOUNT      VALUE
--------------------------------------------------------------------------------

Revlon Consumer
  Products Corp.
  8.625% due 2/01/08       50,000 $   47,250
Rogers Cantel
  9.375% due 6/01/08       50,000     51,750
Safety Kleen Services Inc.
  9.25% due 6/01/08        50,000     51,250
Simmons Co.
  10.25% due 3/15/09       50,000     50,750
Tembec Finance Corp.
  9.875% due 9/30/05       50,000     52,000
Western Gas Resources
  10.00% due 6/15/09       50,000     51,000
Williams Scotsman Inc.
  9.875% due 6/01/07       50,000     49,500
                                  ----------
                                   2,296,295
                                  ----------

MORTGAGE OBLIGATIONS--0.4%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS--0.4%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19      50,000     48,151
                                  ----------
TOTAL FIXED INCOME                 2,344,446
                                  ----------
SHORT-TERM OBLIGATIONS--1.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)               185,902
                                  ----------
TOTAL HIGH YIELD BOND
  (Identified Cost $2,568,267)    $2,530,348
                                  ----------
TOTAL INVESTMENTS
  (Identified Cost
   $13,872,712)          109.9%   14,178,121
OTHER ASSETS,
     LESS LIABILITIES     (9.9)   (1,273,317)
                          ----    ----------
NET ASSETS               100.0%  $12,904,804
                         -----   -----------

*    Non income producing
(+) The Portfolio owns in aggregate Federal Home Loan Mortgage Consumer Discount Notes 4.53%, due 7/1/99 value at $992,999, portions of which are listed separately by each asset class.
(++) The Portfolio owns in aggregate 808 shares of General Electric Co. valued at $91,304, and 650 shares of Bristol Myers Squibb Co. valued at $45,784, and 639 shares of American Home Products Corp. valued at $36,743 portions of which are listed separately by each asset class.

See notes to financial statements

FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------
SYMBOL                 COUNTRY
--------------------------------------------------------------------------------
DKK                    Denmark
EURO                   Europe
GBP                    Great Britain
GRD                    Greece
JPY                    Japan
SEK                    Sweden

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1999 ARE AS FOLLOWS:

                                                       DELIVERY     UNREALIZED
                                 MARKET   AGGREGATE    DATE OF     APPRECIATION
CURRENCY           COUNTRY       VALUE    FACE VALUE   CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------

Australian
  Dollar (Sell) . Australia  $   52,899   $  52,844     July-99       $ (55)
Australian
  Dollar (Buy) .. Australia     105,801     105,472     July-99         329
Euro (Sell) .....  Europe         1,622       1,637     July-99          15
Drachma (Sell) ..  Greece        41,402      41,841     July-99         439
Krona (Sell) ....  Sweden        41,304      41,666     July-99         362
Pound (Buy) .....Great Britain  228,596     229,578     July-99         982
Yen (Sell) ......   Japan       132,830     132,560     July-99        (270)
                                                                     ------
                                                                     $1,802
                                                                     ======

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--10.8%
--------------------------------------------------------------------------------
COMMON STOCKS--10.1%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Danaher Corp.          388     $22,553
Fastenal Co.           555      29,103
Tyco International
  Ltd.                 505      47,849
                              --------
                                99,505
                              --------
COMMERCIAL SERVICES--0.8%
--------------------------------------------------------------------------------
Cintas Corp.           386      25,934
Clear Channel
  Communications*      491      33,848
Interpublic Group
  Companies Inc.       441      38,202
Omnicom Group          315      25,200
Schlumberger Ltd.      610      38,559
                              --------
                               161,743
                              --------
CONGLOMERATES -- 0.7%
--------------------------------------------------------------------------------
General Electric
  Co. (++)           1,165     131,645
                              --------
CONSUMER DURABLES--0.1%
--------------------------------------------------------------------------------
Leggett & Platt Inc.   745      20,720
                              --------
CONSUMER NON-DURABLES--0.2%
--------------------------------------------------------------------------------
Procter & Gamble Co.   471      42,037
                              --------
FINANCE--0.8%
--------------------------------------------------------------------------------
American International
  Group Inc.           432      50,571
Bank of New York Inc.  489      17,940
Firstar Corp.          682      19,096
Goldman Sachs
  Group Inc.            86       6,213
MBNA Corp.             685      20,978
Zions Bancorp          578      36,703
                              --------
                               151,501
                              --------
HEALTHCARE --1.5%
--------------------------------------------------------------------------------
American Home
  Products Corp. (++)  459      26,393
Bristol Myers
  Squibb Co.(++)       630      44,376
Cardinal Health Inc.   382      24,496
Eli Lilly & Co.        258      18,479
Guidant Corp.          185       9,516
Johnson & Johnson      460      45,080
Merck & Co.            412     $30,488
Pfizer Inc.            347      38,082
Schering Plough Corp. 1,061     56,233
Warner Lambert Co.      70       4,856
                              --------
                               297,999
                              --------

PROCESS INDUSTRIES--0.2%
--------------------------------------------------------------------------------
Ecolab Inc.            732      31,934
                              --------
RETAIL--1.1%
--------------------------------------------------------------------------------
Bed Bath &
  Beyond Inc.*       1,142      43,967
Costco Companies Inc.* 264      21,137
Dollar General Corp.   310       8,990
Family Dollar
  Stores Inc.          325       7,800
Gap Inc.               395      19,872
Home Depot Inc.        385      24,808
Kohls Corp.*           272      20,995
Ross Stores Inc.       575      28,966
Wal Mart Stores Inc.   619      29,867
                              --------
                               206,402
                              --------
TECHNOLOGY--3.8%
--------------------------------------------------------------------------------
Altera Corp.*          478      17,596
Automatic Data
  Processing Inc.    1,130      49,720
Ceridian Corp.*      1,007      32,916
Cisco Systems Inc.*  1,375      88,688
Dell Computer Corp.*   830      30,710
EMC Corp.*             366      20,130
Intel Corp.            673      40,044
International Business
  Machines             759      98,101
J. D. Edwards & Co.*   403       7,456
Lexmark International
  Group Inc.*          135       8,918
Linear Technology Corp.120       8,070
Lucent Technologies
  Inc.               1,172      79,037
Maxim Integrated
  Products Inc.*       120       7,980
Microsoft Corp.*     1,883     169,822
Solectron Corp.*       509      33,944
Sun Microsystems Inc.* 304      20,938
Tellabs Inc.*          160      10,810
Xilinx Inc.*           228      13,053
                              --------
                               737,933
                              --------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

TRANSPORTATION--0.1%
--------------------------------------------------------------------------------
Southwest Airlines Co. 355     $11,049
                              --------
UTILITIES--0.3%
--------------------------------------------------------------------------------
MCI Worldcom Inc.*     633      54,478
                              --------
TOTAL COMMON STOCKS          1,946,946
                             ---------
SHORT-TERM OBLIGATIONS--0.7%
--------------------------------------------------------------------------------
First Union
  National Bank
  5.00% due 7/01/99(+)         129,885
                              --------
TOTAL LARGE CAP GROWTH
  (Identified Cost
   $1,707,458)               2,076,831
                             ---------

LARGE CAP VALUE--9.9%
--------------------------------------------------------------------------------
COMMON STOCKS--9.7%
--------------------------------------------------------------------------------
BASIC INDUSTRIES--0.4%
Alcoa Inc.             400      24,749
E. I. Du Pont de
  Nemours & Inc.       525      35,864
International
  Paper Co.            500      25,250
                              --------
                                85,863
                              --------
CAPITAL GOODS--0.5%
--------------------------------------------------------------------------------
Allied Signal Inc.     700      44,100
Raytheon Co.           800      55,100
                              --------
                                99,200
COMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
AT&T Corp.           1,050      58,603
Ameritech Corp.        650      47,775
Emerson Electric Co.   700      44,012
GTE Corp.              700      53,025
Sprint Corp.           700      36,969
                              --------
                               240,384
CONGLOMERATES--0.2%
--------------------------------------------------------------------------------
General Electric
  Co.(++)              400      45,200
                              --------
CONSUMER CYCLICALS--0.8%
--------------------------------------------------------------------------------
Delphi Automotive
  System Corp.         279       5,179
Ford Motor Co.       1,000      56,438
General Motors Corp.   400      26,400
Masco Corp.          1,100     $31,763
McGraw Hill Inc.       600      32,363
                              --------
                               152,143
CONSUMER STAPLES--0.6%
--------------------------------------------------------------------------------
Avon Products Inc.     950      52,725
H. J. Heinz & Co.      350      17,544
Pepsico Inc.         1,100      42,556
                              --------
                               112,825
                              --------
ENERGY--1.1%
--------------------------------------------------------------------------------
BP Amoco PLC           350      37,975
Chevron Corp.          475      45,214
Conoco Inc.          1,600      44,600
Exxon Corp.            500      38,563
Mobil Corp.            500      49,500
                              --------
                               215,852

FINANCE--2.2%
--------------------------------------------------------------------------------
Bank One Corp.         775      46,161
Bankamerica Corp.      675      49,485
Chase Manhattan Corp.  800      69,300
Chubb Corp.            475      33,013
Cigna Corp.            600      53,400
Hartford Financial
  Services Group       700      40,819
Marsh & McLennan
  Companies Inc.       625      47,188
Mellon Bank Corp.    1,500      54,562
Unumprovident Corp.    450      24,638
                              --------
                               418,566
HEALTHCARE--1.0%
--------------------------------------------------------------------------------
Abbott Labs            900      40,950
American Home
  Products Corp.(++)   750      43,125
Baxter
  International Inc.   250      15,155
Bristol Myers
  Squibb Co.(++)       650      45,784
Pharmacia &
  Upjohn Inc.          750     42,609
                              --------
                               187,623

TECHNOLOGY--0.6%
--------------------------------------------------------------------------------
Pitney Bowes Inc.    1,000      64,250
Xerox Corp.            850      50,203
                              --------
                               114,453
                              --------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

UTILITIES--1.1%
--------------------------------------------------------------------------------
Duke Power Co.         900     $48,938
Enron Corp.            950      77,663
Unicom Corp.         1,100      42,419
Williams
  Companies Inc.     1,000      42,563
                              --------
                               211,583
                              --------
TOTAL COMMON STOCKS          1,883,692
                             ---------
SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
First Union National Bank
  5.00% due 7/01/99(+)          35,427
                              --------
Total Large Cap Value
  (Identified Cost
   $1,700,241)              1,919,119
                            ----------
SMALL CAP GROWTH--9.8%
--------------------------------------------------------------------------------
COMMON STOCKS--8.7%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.9%
--------------------------------------------------------------------------------
Catalina
  Marketing Corp.*     444      40,848
Checkfree Holding
  Corp.*               479      13,202
Consolidated
  Graphics Inc.*       248      12,400
Covad Communications
  Group Inc.*          292      15,567
Critical Path Inc.*     63       3,485
Ha Lo Industries
  Inc.*              1,049      10,359
ITT Educational
  Services Inc.*       735      19,156
Lamar Advertising Co.* 532      21,779
Metzler Group Inc.*    329       9,089
Network Solutions Inc.* 54       4,273
Probusiness
  Services Inc.*       287      10,296
Profit Recovery Group
  International Inc.*  395      18,688
Verticalnet Inc.*       10       1,050
                              --------
                               180,192
                              --------
CONSUMER DURABLES--0.2%
--------------------------------------------------------------------------------
Ethan Allen
  Interiors Inc        310      11,703
Gentex Corp.*          332       9,296
Tower Automotive Inc.* 473      12,032
                              --------
                                33,031
CONSUMER NON-DURABLES--0.2%
--------------------------------------------------------------------------------
Beringer Wine Estates
  Holdings*            498      20,807
Boyds Collection Ltd.* 517       8,951
Horizon Organic Holdings
  Corp.*               670       9,799
Wiley John & son       256      $4,512
                              --------
                                44,069
CONSUMER SERVICES--0.9%
--------------------------------------------------------------------------------
Hispanic
  Broadcasting Corp.*  630      47,801
Houghton Mifflin Co.   240      11,295
Metro Networks Inc.*   499      26,634
Premier Parks Inc.*    807      29,657
Rubios Restaurants
  Inc.*                548       8,460
SFX Entertainment Inc.*590      37,760
Saucony Inc.*          344       7,783
                              --------
                               169,390
ELECTRONIC TECHNOLOGY--1.4%
--------------------------------------------------------------------------------
American Tower Corp.*  383       9,192
C Cube
  Microsystems Inc.*   429      13,594
Copper Mountain
  Networks Inc.*         8         618
Level One Communications
  Inc.*                787      38,514
Macrovision Corp.*     210      15,724
Microchip
  Technology Inc.*     265      12,554
Network Appliance
  Inc.*                598      33,413
Novellus Systems Inc.* 416      28,392
PMC Sierra Inc.*       199      11,728
Pinnacle Holdings
  Inc.*              1,283      31,433
Powerwave Technologies
  Inc.*                207       6,676
RSL Communications
  Ltd.*                536      10,351
Sipex Corp.*           781      16,010
Smart Modular
  Technologies Inc.*   867      15,064
Voicestream
  Wireless Corp.*      788      22,409
Western Wireless Corp.*508      13,716
                              --------
                               279,388
                              --------
ENERGY/MINERALS--0.3%
--------------------------------------------------------------------------------
Coflexip               395      17,182
Petroleum
  Geo-Services*      1,541      22,922
R & B Falcon Corp.*  2,005      18,796
                              --------
                                58,900
                              --------
FINANCE--0.8%
--------------------------------------------------------------------------------
Centura Banks Inc.     307      17,307
Chittenden Corp.       671      20,969
Cullen Frost
  Bankers Inc.         822      22,656
Enhance Financial
  Services
  Group Inc.           551      10,882

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

Executive Risk Inc.    207     $17,608
Peoples Heritage
  Financial
  Group              1,640      30,853
SEI Investments         99       8,737
Telebanc Financial
  Corp.*               268      10,385
U.S. Trust Corp.       277      25,623
                              --------
                               165,020
                              --------
HEALTH SERVICES/TECHNOLOGY--1.0%
--------------------------------------------------------------------------------
Andrx Corp.*           395      30,464
Apria Healthcare
  Group Inc.*          570       9,690
Barr Labs Inc.*        612      24,403
Coulter Pharmaceutical
  Inc.*                255       5,753
Gilead Sciences Inc.*  230      12,018
MedImmune Inc.*        198      13,415
Medquist Inc.*         154       6,738
Roberts Pharmaceutical
  Corp.*             1,364      33,077
Synetic Inc.*           85       5,844
TLC The Laser
  Center Inc.*         295      14,160
Trimeris Inc.*         885      12,832
Ventana Medical System
  Inc.*                928      17,748
Xomed Surgical Products
  Inc.*                263      12,805
                              --------
                               198,947
                              --------
INDUSTRIAL SERVICES--0.2%
--------------------------------------------------------------------------------
Service Experts Inc.*  419       9,192
Waste Connections Inc.* 630     19,215
                              --------
                                28,407
                              --------
PROCESS INDUSTRIES--0.4%
--------------------------------------------------------------------------------
Alliant
  Techsystems Inc.*    125      10,813
Applied Power Inc.     415      11,335
Aptargroup Inc.        741      22,230
Carlisle Companies
  Inc.                 315      15,159
Mettler Toledo
  International
  Inc.*                461      11,439
OM Group Inc.          465      16,042
                              --------
                                87,018
                              --------
RETAIL--0.5%
--------------------------------------------------------------------------------
Linens N Things Inc.*  485      21,219
Men's Wearhouse Inc.*  382       9,741
O'Reilly Automotive
  Inc.*                314      15,818
Tiffany & Co.          168      16,212
Zale Corp.*            420      16,800
Zany Brainy Inc.*    1,150      11,141
                              --------
                                90,931
                              --------
TECHNOLOGY SERVICES--1.5%
--------------------------------------------------------------------------------
Ariba Inc.*             68       6,613
Bisys Group Inc.*      298      17,433
Dallas Semiconductor
  Corp.                251      12,675
Electronics For
  Imaging Inc.*        629      32,315
Exodus Communications
  Inc.                 236      28,305
High Speed Access
  Corp.*               218       5,586
Legato Systems Inc.*   510      29,453
Lernout & Hauspie
  Speech
  Products*            245       8,682
Macromedia Inc.*       435      15,334
Mercury Interactive
  Corp.*               721      25,505
NTL Inc.*              392      33,786
National Instruments
  Corp.*               445      17,967
Rational Software
  Corp.*               497      16,370
Whittman Hart Inc.*    618      19,622
Wind River Systems
  Inc.*                673      10,810
                              --------
                               280,456
                              --------
TRANSPORTATION--0.4%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide
  Inc.                 520      19,110
CNF Transportation Inc.330      12,664
Eagle U.S.A. Airfreight
  Inc.*                670      28,433
Skywest Inc.           599      14,937
                              --------
                                75,144
                              --------
TOTAL COMMON STOCKS          1,690,893

SHORT-TERM OBLIGATIONS--1.1%
--------------------------------------------------------------------------------
First Union National Bank
  5.00% due 7/01/99(+)         204,319
                              --------
Total Small Cap Growth
  (Identified Cost
   $1,634,564)               1,895,212
                            ----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

SMALL CAP VALUE--10.5%
--------------------------------------------------------------------------------
COMMON STOCKS--10.0%
--------------------------------------------------------------------------------
COMMERICAL SERVICES--0.1%
--------------------------------------------------------------------------------
Reynolds &
  Reynolds Co.       1,200   $ 27,975
                              --------
CONSUMER DURABLE GOODS--0.3%
--------------------------------------------------------------------------------
D.R. Horton Inc.       800      13,300
Engle Homes Inc.       600       8,250
Flexsteel
  Industries Inc.    1,300      17,306
TBC Corp.*           1,500      10,594
--------------------------------------------------------------------------------
                                49,450
CONSUMER NON-DURABLES--1.4%
--------------------------------------------------------------------------------
Dimon Inc.           3,300      17,119
Schweitzer-Mauduit
  International Inc. 1,700      25,500
Sola International
  Inc.*              1,900      36,931
Standard Commercial
  Corp.              5,618      33,006
Timberland Co.         800      54,450
Tropical Sportwear
  International
  Corp.*             1,700      54,187
Wolverine World Wide
  Inc.               3,300      46,200
                              --------
                               267,393
                              --------
CONSUMER SERVICES--0.2%
--------------------------------------------------------------------------------
Aztar Corp.*         4,500      41,344
                              --------
ELECTRONIC TECHNOLOGY--0.3%
--------------------------------------------------------------------------------
Aehr Test Systems*   2,200       8,525
ESCO Electronics
  Corp.*             2,000      25,625
Spacehab Inc.*       4,800      24,600
United Industrial
  Corp.*               600       6,637
                              --------
                                65,387
                              --------
ENERGY MINERALS--0.2%
--------------------------------------------------------------------------------
Nuevo Energy Co.*    2,300      30,475
                              --------
FINANCE--1.9%
--------------------------------------------------------------------------------
Acceptance
  Insurance Co. *    1,000      15,062
American National
  Insurance Co.        300      21,375
Centris Group Inc.   1,900      19,238
HCC Insurance Holdings
  Inc.               2,300      52,181
Harleysville
  Group Inc.         1,200      24,600
MMI Companies Inc.   1,600      27,000
Matrix Bancorp Inc.* 1,100      15,400
PBOC Holdings Inc.*  2,100      21,000
PMI Group Inc.         200      12,563
Penn America Group
  Inc.               1,800      18,675
Presidential Life
  Corp.              2,700      52,988
Professional
  Groups Inc.*       1,300      43,875
Seibels Bruce
  Group Inc.*        2,800      14,000
Stancorp Financial Group
  Inc.*                800      24,000
                              --------
                               361,957
                              --------

HEALTH TECHNOLOGY--0.3%
--------------------------------------------------------------------------------
OrthoLogic Corp.*    3,400       8,394
West Pharmaceutical
  Services Inc.      1,100      43,175
                              --------
                                51,569
                              --------
INDUSTRIAL SERVICES--0.9%
--------------------------------------------------------------------------------
Atwood Oceanics
  Inc.*              1,450      45,313
ENSCO International
  Inc.               1,700      33,894
Perini Corp.*        1,500       8,531
R & B Falcon Corp.*  2,720      25,500
Rowan Companies
  Inc.*              2,200      40,562
Santa Fe International
  Corp.              1,300      29,900
                              --------
                               183,700
                              --------
NON-ENERGY MINERALS--0.5%
--------------------------------------------------------------------------------
Carpenter Technology
  Corp.                800      22,850
LTV Corp.            7,900      52,831
Lone Star Technologies
  Inc.*              1,700      30,175
                              --------
                               105,856
                              --------
PROCESS INDUSTRIES--0.3%
--------------------------------------------------------------------------------
Lancaster Colony Corp. 300      10,350
RPM Inc.             2,000      28,375
Tuscarora Inc.       1,400      18,988
                              --------
                                57,713
                              --------
PRODUCER MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Baldor
  Electronics Co.    1,400      27,825
                              --------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

Commerical Intertech
  Corp.              1,500     $23,906
Commonwealth Industries
  Inc.               1,900      23,750
Easco Inc.           2,000      21,125
Global Industrial
Technologies Inc.*   4,100      49,456
Holophane Corp.*       800      30,500
JLG Industries Inc.  4,900      99,837
Keystone Consolidated
  Industries Inc.*   2,500      16,563
Myers Industries Inc.1,100      22,000
Patrick Industries
  Inc.               1,000      15,625
Superior Industries
  International Inc. 1,000      27,313
Timken Co.           2,600      50,700
Watts Industries
  Inc.*              1,500      28,781
                              --------
                               437,381
                              --------
RETAIL TRADE--0.2%
--------------------------------------------------------------------------------
Schultz Sav-O
  Stores Inc.        1,450      23,200
Syms Corp.*          2,500      20,312
                              --------
                                43,512
                              --------
TECHNOLOGY SERVICES--0.1%
--------------------------------------------------------------------------------
Ultrak Inc.*         4,300      25,263
                              --------
TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
Air Express International
  Corp.              1,000      25,375
Atlantic Coast Airlines
  Holdings*            900      17,100
Conrad Industrials
  Inc.*                300       1,500
Fritz Companies Inc.*4,900      52,675
Kenan Transport Co.    900      27,450
Midwest Express Holdings
  Inc.*                700      23,800
Motor Cargo Industries
  Inc.*              1,600      13,600
Tidewater Inc.         800      24,400
                              --------
                               185,900
                              --------
Total Common Stocks          1,934,875
                             ---------
SHORT-TERM OBLIGATIONS--0.5%
--------------------------------------------------------------------------------
First Union National Bank
  5.00% due 7/01/99(+)          90,812
                              --------
Total Small Cap Value
  (Identified Cost
   $2,101,904)               2,025,687
                            ----------
INTERNATIONAL EQUITY--9.4%
--------------------------------------------------------------------------------
COMMON STOCKS--9.0%
--------------------------------------------------------------------------------
AUSTRIA--0.1%
Boehler Uddeholm       242     $11,972
                              --------
AUSTRALIA--0.5%
--------------------------------------------------------------------------------
Australia & New Zealand
  Bank Group         3,748      27,524
Pioneer International
  Ltd.              11,010      28,021
Quantas Airways     10,906      35,975
                              --------
                                91,520
                              --------

CANADA--0.2%
--------------------------------------------------------------------------------
Imasco Ltd.            960      25,882
Noranda Inc.         1,560      20,553
                              --------
                                46,435
FINLAND--0.1%
--------------------------------------------------------------------------------
UPM Kymmene Oy         875      25,075
                              --------
FRANCE--0.9%
--------------------------------------------------------------------------------
BIC                    392      20,669
Banque Nationale
  de Paris             285      23,738
Elf Aquitaine          200      29,338
Lafarge Coppee         254      24,141
Pernod Ricard          450      30,152
Societe Generale       143      25,193
Total                  166      21,408
                              --------
                               174,639
                              --------
GERMANY--0.9%
--------------------------------------------------------------------------------
Buderus AG              55      22,055
Commerzbank AG         580      17,608
Draegerwerk AG       1,330      18,783
Dyckerhoff AG           75      22,653
Hoechst AG             639      28,917
SGL Carbon*            121       9,355
Veba AG                598      35,138
Vossloh AG             690      15,648
                              --------
                               170,157
                              --------
GREAT BRITAIN--2.5%
--------------------------------------------------------------------------------
Allied Domecq        3,015      28,990
Allied Zurich        1,783      22,413
BAT Industries       1,913      18,047
BOC Group            1,343      26,292
CGU                  1,420      20,447

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES    VALUE
--------------------------------------------------------------------------------

Coats Viyella       11,112      $8,933
Cookson Group       12,335      41,608
Elementis           12,014      19,695
Hanson               2,839      25,507
Invensys             4,865      23,005
Lex Service          1,790      16,449
Lloyds TSB Group     1,840      24,986
Medeva               6,060       9,839
National
  Westminister       1,270      26,925
Reckitt & Colman     2,070      21,616
Safeway              4,610      18,384
TI Group             4,510      30,284
Tomkins              9,572      41,492
United News & Media
  PLC                2,190      21,057
Williams             4,005      26,451
                              --------
                               472,420
                              --------
HONG KONG--0.3%
--------------------------------------------------------------------------------
Hang Lung Development
  Co.               15,000      18,560
New World
  Development Co.    8,000      23,973
South China Morning
  Post              30,000      16,820
                              --------
                                59,353
                              --------
IRELAND--0.2%
--------------------------------------------------------------------------------
Greencore Group      5,860      18,123
Jefferson
  Smurfit Group     10,615      24,894
                              --------
                                43,017
ITALY--0.3%
--------------------------------------------------------------------------------
Eni Spa              3,620      21,607
Telecom Italia SPA   3,500      31,399
                              --------
                                53,006
                              --------
JAPAN--0.6%
--------------------------------------------------------------------------------
Nichicon Corp.       2,000      29,181
Nintendo Co.           300      42,184
Promise Co.Ltd.        600      35,463
Yodogawa Steel Works 4,000      16,533
                              --------
                               123,361
                              --------

NETHERLANDS--0.6%
--------------------------------------------------------------------------------
ABN Amro Holdings      775      16,777
Akzo Nobel             679      28,558
Ing Groep              497      26,896
Koninklijke NV PTT     285      13,369
Philips Electronics    334      32,933
                              --------
                               118,533
                              --------
NEW ZEALAND--0.1%
--------------------------------------------------------------------------------
Fletcher Challenge  11,456      16,680
                              --------
NORWAY--0.1%
--------------------------------------------------------------------------------
Kvaerner ASA           616      12,663
                              --------
SINGAPORE--0.2%
--------------------------------------------------------------------------------
Creative
  Technology Ltd     2,427      32,613
Jardine Matheson     2,900      14,500
                              --------
                                47,113
                              --------

SPAIN--0.3%
--------------------------------------------------------------------------------
Banco Santander SA    2212      23,030
Telefonica SA          623      30,075
Telefonica SA           13         626
                              --------
                                53,731
                              --------
SWEDEN--0.3%
--------------------------------------------------------------------------------
Electrolux           1,110      23,275
Getinge Industrier   1,269      18,760
Skandinaviska Enskilda
  Banken             1,365      15,919
                              --------
                                57,954
SWITZERLAND--0.8%
--------------------------------------------------------------------------------
Forbo Holding           44      17,486
Geberit                121      27,584
Novartis                26      37,953
Saurer AG               37      20,009
Schweizenische
  Ruckversicher          8      15,227
Sig Holding             32      19,056
Sulzer AG               30      18,230
                              --------
                               155,545
                              --------
TOTAL COMMON STOCKS          1,733,174
                             ---------

SHORT-TERM OBLIGATIONS--0.4%
--------------------------------------------------------------------------------
First Union National Bank
  5.00% due 7/01/99(+)          88,139
                              --------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost
   $1,708,951)               1,821,313
                            ----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                  PRINCIPAL
ISSUER              AMOUNT     VALUE
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME--29.7%
--------------------------------------------------------------------------------
FIXED INCOME--27.8%
--------------------------------------------------------------------------------
ASSET BACKED--2.6%
Commercial Mortgage
  Acceptance Corp.
  5.80% due
  3/15/06        $  23,640   $  23,054
Ford Credit Auto
  Owner Trust
  6.16% due
  8/15/03          100,000      99,125
GMAC Commercial
  Mortgage Securities Inc.
  6.42% due
  8/15/08           50,000      48,329
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due
  1/15/30           25,981      25,758
Morgan Stanley
  Capital Inc.
  6.44% due
  11/15/02         100,000      99,461
Nomura Asset
  Securities Corp.
  6.59% due
  3/17/28          100,000      97,195
Peco Energy
  Transportation Trust
  6.05% due
  3/1/09            50,000      47,891
Sears Credit Account
Master Trust
5.25% due 10/16/08  65,000      62,075
                              --------
                               502,888
                              --------
CORPORATE BONDS--6.2%
--------------------------------------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due
  5/01/29           50,000      46,245
American Financial
  Group Inc.
  7.125% due
  4/15/09           50,000      46,523
Associates Corp.
  North America
  6.95% due
  11/01/08          60,000      57,810
BB & T Corp.
  6.375% due
  6/30/05           95,000      92,585
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08 50,000      47,609
Conoco Inc.
  5.90% due 4/15/04 50,000      48,789
Conseco Inc.
  6.40% due 6/15/01 40,000      39,187
Dayton Hudson Corp.
  6.65% due 8/01/28 50,000      45,616
Equitable Life Assurance
  6.95% due
  12/01/05          60,000      59,885
Ford Motor Co.
  6.625% due
  10/01/28          65,000      58,512
General Motors
  Acceptance Corp.
  6.15% due 4/5/07  50,000      47,612
Household Financial
  Corp.
  6.50% due
  11/15/08          70,000      66,745
Knight Ridder Inc.
  7.15% due 11/01/27 5,000       4,804
  6.875% due
  3/15/29           40,000      37,016

Lehman Brothers
  Holdings Inc.
  6.40% due 8/30/00 50,000      50,053
  7.00% due 5/15/03 35,000      34,727
MCI Communications
  Corp.
  6.50% due 4/15/10 55,000      52,712
Mattel Inc.
  6.00% due 7/15/03 35,000      34,118
Merita Bank PLC
  6.50% due 4/1/09  50,000      47,372
National Rural Utitlities
  Cooperative Finance
  6.20% due 2/01/08 55,000      53,032
Nordstrom Inc.
  5.625% due
  1/15/09           40,000      36,342
Popular North
  America Inc.
  6.875% due
  6/15/01           30,000      30,047
Provident Companies Inc.
  7.00% due 7/15/18 35,000      33,482
Raytheon Co.
  6.30% due 3/15/05 50,000      49,073
Rohm & Haas Co.
  7.40% due 7/15/09 50,000      49,988
TPSA Finance BV
  7.75% due
  12/10/08          40,000      38,820
                             ---------
                             1,208,704
                             ---------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                  PRINCIPAL
ISSUER              AMOUNT     VALUE
--------------------------------------------------------------------------------

MORTGAGE BACKED--6.9%
--------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% due
  12/31/99       $  35,000  $   32,915
  7.00% due
  12/31/99         400,000     400,250
  6.25% due 6/15/24 50,000      48,674
Federal National
  Mortgage Association
  6.50% due
  12/31/99         100,000      96,468
  7.349% due
  8/17/21           50,000      50,934
  6.50% due 4/1/29 124,268     119,879
GE Capital Mortgage
  Services Inc.
  5.905% due
  10/25/13         150,000     149,455
Government National
  Mortgage Association
  6.50% due
  12/15/99          70,000      67,320
  7.00% due
  12/31/99         270,000     266,371
  7.00% due 2/15/24 55,818      55,242
Structured Asset
  Securities Corp.
  6.79% due
  10/15/34          48,084      48,526
                             ---------
                             1,336,034
                             ---------
U. S. TREASURY OBLIGATIONS -- 11.0%
--------------------------------------------------------------------------------
United States Treasury Bonds
  3.625% due
  4/15/28           60,492      57,079
  5.25% due
  2/15/29          195,000     175,196
                             ---------
                               232,275
                             ---------
United States Treasury Notes
  5.875% due
    11/15/99       425,000     426,262
  5.625% due
    4/30/00         30,000      30,080
  5.75% due
    11/30/02       525,000     526,066
  5.50% due
    3/31/03        550,000     546,474
  6.875% due
    5/15/06        270,000     284,259
  3.875% due
    1/15/09         80,000      79,050
                             ---------
                             1,892,191
                             ---------

YANKEE BOND--1.1%
--------------------------------------------------------------------------------
Corporacion Andina
  de Fomento
  7.75% due
    3/1/04         $50,000    $ 48,704
Imperial Tobacco
  Overseas B.V.
  7.125% due
    4/1/09          50,000      47,700
Korea Development Bank
  7.125% due
    4/22/0         450,000      48,818
Province of Manitoba
  5.50% due
  10/01/08          55,000      50,724
TPSA Finance BV
  7.75% due
  12/10/08          10,000       9,725
                             ---------
                               205,671
                             ---------
TOTAL FIXED INCOME           5,377,763
                             ---------
SHORT-TERM OBLIGATIONS--1.9%
--------------------------------------------------------------------------------
First Union National Bank
  5.00% due 7/01/99(+)         372,852
                             ---------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost
   $5,852,641)               5,750,615
                             ---------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                        PRINCIPAL
ISSUER                    AMOUNT     VALUE
--------------------------------------------------------------------------------

INTERNATIONAL BOND--10.7%
--------------------------------------------------------------------------------
FIXED INCOME--9.7%
--------------------------------------------------------------------------------
CANADA--0.2%
--------------------------------------------------------------------------------
Commonwealth Of Canada
  8.75% due 12/01/05 CAD   59,000  $  47,010
                                 -----------
DENMARK--0.2%
--------------------------------------------------------------------------------
Nykredit
  5.00% due 10/01/29 DKK  120,000     14,825
Unikredit Realkred
  5.00% due 10/01/29 DKK  110,000     13,589
                                 -----------
                                      28,414
FRANCE--0.7%
--------------------------------------------------------------------------------
Government of France
  7.75% due 10/25/05 EURO 100,000    123,187
  3.00% due 7/25/09 EURO   16,778     17,469
                                 -----------
                                     140,656
GERMANY--0.2%
--------------------------------------------------------------------------------
Republic of Germany
  5.625% due 1/04/28 EURO  40,451     42,983
                                 -----------
GREAT BRITAIN--1.5%
--------------------------------------------------------------------------------
United Kingdom Treasury
6.50% due 12/7/03   GBP    60,000     98,594
6.75% due 11/26/04  GBP    50,000     83,817
7.00% due 11/06/01  GBP    66,000    107,518
                                 -----------
                                     289,929
                                 -----------
GREECE--0.7%
--------------------------------------------------------------------------------
Hellenic Republic
  7.60% due
    1/22/02       GRD  33,000,000    106,258
Republic of Greece
  12.80% due
    6/17/03       GRD   1,600,000      5,228
  11.00% due
    10/23/03      GRD   5,200,000     17,131
                                 -----------
                                     128,617
                                 -----------
ITALY--0.1%
--------------------------------------------------------------------------------
Republic of Italy
  6.50% due
    11/01/27      EURO     15,000     17,419
                                 -----------
JAPAN--1.7%
--------------------------------------------------------------------------------
Japan Government Bonds
  4.10% due
    6/21/04       JPY  10,100,000     95,372
  4.10% due
    12/22/03      JPY  11,500,000    107,742
  3.40% due
    3/22/04       JPY  12,500,000    114,271
                                 -----------
                                     317,385
                                 -----------
NETHERLANDS--0.6%
--------------------------------------------------------------------------------
Kingdom of Netherlands
  6.00% due
    1/15/06       EURO    100,000   $112,930
                                 -----------
SPAIN--1.3%
--------------------------------------------------------------------------------
Government of Spain
  6.00% due
    1/31/08       EURO    225,991    253,119
                                 -----------

SWEDEN--0.3%
--------------------------------------------------------------------------------
Kingdom of Sweden
  6.50% due
    5/05/08        SEK    400,000     52,064
                                 -----------
UNITED STATES--2.2%
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
  6.875% due
    6/7/02         GBP     10,000     16,125
International Bank
  Reconciliation
  and Development
  4.75% due
    12/20/04       JPY 10,700,000    105,196
Merrill Lynch
  & Co. Inc.
  5.299% due 11/01/01 $   100,000     99,748
SLM Student Loan Trust
  5.012% due 10/25/04 $     4,201      4,188
  5.102% due 4/25/06  $    36,007     35,824
USAA Auto Loan
  Grantor Trust
  5.80% due 1/15/05   $    62,679     62,726
United States Treasury
  Notes
  3.625% due 7/15/02  $   103,750    102,647
                                 -----------
                                     426,454
                                 -----------
TOTAL FIXED INCOME                 1,856,980
                                 -----------

SHORT-TERM OBLIGATIONS--1.0%
--------------------------------------------------------------------------------
Coca Cola Co.
  5.00% due 7/12/99   $   200,000    199,695
                                 -----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $2,116,721)     2,056,675
                                 -----------

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                         PRINCIPAL
ISSUER                     AMOUNT     VALUE
--------------------------------------------------------------------------------

HIGH YIELD BOND--14.2%
--------------------------------------------------------------------------------
FIXED INCOME--12.6%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS--12.4%
--------------------------------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06     $ 50,000    $49,500
American Axle &
  Manufacturing Inc.
  9.75% due 3/01/09        50,000     49,750
B & G Foods Incications
  Corp.
  9.625% due 8/01/07       50,000     47,063
BE Aerospace - Series B
  8.00% due 3/01/08        50,000     46,750
Ball Corp.
  7.75% due 8/01/06        50,000     49,000
Bellwether Exploration Co.
  10.875% due 4/01/07      50,000     47,875
CB Richards Ellis
  Services Inc.
  8.875% due 6/01/06       50,000     48,250
CSC Holdings Inc.
  9.875% due 2/15/13       50,000     54,000
Charter Communications
  Holdings
  8.625% due 4/01/09       50,000     47,875
  9.92% due 4/01/11        75,000     46,500
Circus Circus
  Enterprises Inc.
  9.25% due 12/01/05       50,000     50,750
Coach USA Inc. - Series B
  9.375% due 7/01/07       50,000     51,500
Cole National Group Inc.
  8.625% due 8/15/07       50,000     43,000
Contifinancial Corp.
  8.375% due 8/15/03       50,000     43,000
Energis PLC
  9.75% due 6/15/09        50,000     50,625
Expressway Scripts Inc.
  9.625% due 6/15/09       50,000     50,625
Finlay Fine Jewelry Corp.
  8.375% due 5/1/08        50,000     49,000
French Fragrances Inc.
  10.375% due 5/15/07      50,000     51,000
Frontiervision Holding LP
  11.875% due 9/15/07      55,000     47,575
HMH Properties Inc.
  - Series B
  7.875% due 8/01/08       50,000     45,875
Heafner JH Inc.
  10.00% due 5/15/08       50,000     49,750
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07      $ 50,000    $51,125
Holt Group Inc.
  9.75% due 1/15/06        50,000     34,000
Home Interior Gifts Inc.
  10.125% due 6/01/08      50,000     49,500
Integrat Electrical
  Service
  9.375% due 2/01/09       50,000     49,250
Intermedia
  Communications Inc.
  9.50% due 3/01/09        50,000     48,250
Iron Mountain Inc.
  10.125% due 10/01/06     50,000     53,000
JL French Automotive
  Castings
  11.50% due 6/01/09       50,000     51,000
Jordan Industries Inc.
  - Series B
  10.375% due 8/01/07      50,000     50,625
Lear Corp.
  8.11% due 5/15/09        50,000     48,146
Lyondell Chemical Co.
  9.875% due 5/1/07        40,000     40,750
Mail Well Corp.
  8.75% due 12/15/08       50,000     48,500
Majestic Star Casino LLC
  10.875% due 7/01/06      50,000     49,625

NTL Inc.
  12.375% due 10/01/08     75,000     51,188
Nextel Communications Inc.
  9.75% due 8/15/04        50,000     50,750
Orange PLC
  9.00% due 6/01/09        50,000     50,250
Packard Bioscience Inc. -
  Series B
  9.375% due 3/01/07       50,000     47,250
Pennzoil Co.
  10.125% due 11/15/09     50,000     54,947
Pierce Leahy Command Co.
  8.125% due 5/15/08       50,000     47,250
Polymer Group Inc. -
  Series B
  8.75% due 3/01/08        50,000     48,000
Price Communications
  Wireless Inc. - Series B
  9.125% due 12/15/06      50,000     50,750
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08       50,000     47,250
Rogers Cantel
  9.375% due 6/01/08       50,000     51,750

CITISELECT VIP FOLIO 300 BALANCED
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                       PRINCIPAL
ISSUER                   AMOUNT       VALUE
--------------------------------------------------------------------------------

Safety Kleen Services Inc.
  9.25% due 6/01/08      $ 50,000    $51,250
Simmons Co.
  10.25% due 3/15/09       50,000     50,750
Sun International Ltd.
  9.00% due 3/15/07        50,000     50,000
Tembec Finance Corp.
  9.875% due 9/30/05       50,000     52,000
Western Gas Resources Inc.
  10.00% due 6/15/09       50,000     51,000
Williams Scotsman Inc.
  9.875% due 6/01/07       50,000     49,500
                                 -----------
                                   2,396,919
                                 -----------

MORTGAGE OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS--0.3%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19      50,000     48,151
                                 -----------
TOTAL FIXED INCOME                 2,445,070
                                 -----------

SHORT-TERM OBLIGATIONS--1.6%
--------------------------------------------------------------------------------
First Union National Bank
  5.00% due 7/01/99(+)               303,566
                                 -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $2,786,255)    $2,748,636
                                 -----------
TOTAL INVESTMENTS
   (Identified Cost
    $19,608,735)        105.0%    20,294,088
Other Assets,
  Less Liabilities       (5.0)      (958,114)
                        ------   -----------
Net Assets              100.0%   $19,335,974
                        ------   -----------

*Non income producing
(+)The Portfolio owns in aggregate First Union National Bank 5.00%, due 7/01/99 valued at $1,225,000, portions of which are separately listed by each asset class. (++)The Portfolio owns in aggregate 1,565 shares of General Electric Co. valued at $176,845, 1,280 shares of Bristol Myers Squibb Co. valued at $90,160, and 1,209 shares of American Home Products Inc. valued at $69,518, portions of which are separately listed by each asset class.

See notes to financial statements

Foreign Currency Legend
--------------------------------------------------------------------------------
Symbol                 Country
--------------------------------------------------------------------------------
CAD                    Canada
DKK                    Denmark
EURO                   Europe
GBP                    Great Britain
GRD                    Greece
JPY                    Japan
SEK                    Sweden



Forward currency contracts which were open at June 30, 1999 are as follows:

                                                       DELIVERY     UNREALIZED
                                 MARKET   AGGREGATE    DATE OF     APPRECIATION
CURRENCY           COUNTRY       VALUE    FACE VALUE   CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------

Australian
  Dollar (Sell)  Australia    $  79,349   $  79,266    July-99       $   (83)
Australian
  Dollar (Buy)   Australia      156,717     156,230    July-99           487
Dollar (Sell)    Canada          44,161      44,369    July-99           208
Drachma (Sell)   Greece          56,888      57,491    July-99           603
Krone (Sell)     Denmark         27,782      28,050    July-99           268
Krona (Sell)     Sweden          54,286      54,762    July-99           476
Pound (Sell)     Great Britain  400,438     402,158    July-99         1,720
Yen (Sell)       Japan          199,245     198,840    July-99          (405)
                                                                     -------
                                                                      $3,274
                                                                     =======

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

ISSUER               SHARES     VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--12.6%
--------------------------------------------------------------------------------
COMMON STOCKS--11.8%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Danaher Corp.          256   $  14,880
Fastenal Co.           375      19,664
Tyco
  International Ltd.   337      31,931
                             ---------
                                66,475
                             ---------
COMMERCIAL SERVICES--1.0%
--------------------------------------------------------------------------------
Cintas Corp.           255      17,133
Clear Channel
  Communications*      328      22,611
Interpublic Group
  Companies Inc.       292      25,295
Omnicom Group          209      16,720
Schlumberger Ltd.      410      25,916
                             ---------
                               107,675
                             ---------
CONGLOMERATES--0.8%
--------------------------------------------------------------------------------
General Electric Co.(++) 774    87,462
                             ---------
CONSUMER DURABLES--0.1%
--------------------------------------------------------------------------------
Leggett & Platt Inc.   495      13,767
                             ---------
CONSUMER NON-DURABLES--0.2%
--------------------------------------------------------------------------------
Procter & Gamble Co.   311      27,757
                             ---------
FINANCE--0.9%
--------------------------------------------------------------------------------
American International
  Group Inc.           285      33,363
Bank of New York Inc.  324      11,887
Firststar Corp.        453      12,684
Goldman Sachs Group Inc. 55      3,974
MBNA Corp.             455      13,934
Zions Bancorp          392      24,892
                             ---------
                               100,734
                             ---------
HEALTHCARE--1.8%
--------------------------------------------------------------------------------
American Home
  Products Corp. (++)  302      17,365
Bristol Meyers
  Squibb Co.(++)       415      29,232
Cardinal Health Inc.   255      16,352
Eli Lilly & Co.        172      12,320
Guidant Corp.          120       6,173
Johnson & Johnson      303      29,694
Merck & Co.            275     $20,350
Pfizer Inc.            229      25,133
Schering Plough Corp.  705      37,365
Warner Lambert Co.      45       3,122
                             ---------
                               197,106
                             ---------

PROCESS INDUSTRIES--0.2%
--------------------------------------------------------------------------------
Ecolab Inc.            484      21,114
                             ---------
RETAIL--1.3%
--------------------------------------------------------------------------------
Bed Bath &
  Beyond Inc.*         758      29,183
Costco Companies Inc.* 176      14,091
Dollar General Corp.   210       6,090
Family Dollar
  Stores Inc.          218       5,232
Gap Inc.               264      13,299
Home Depot Inc.        254      16,367
Kohls Corp.*           181      13,971
Ross Stores Inc.       390      19,646
Wal Mart Stores Inc.   411      19,831
                             ---------
                               137,710
                             ---------
TECHNOLOGY--4.5 %
--------------------------------------------------------------------------------
Altera Corp.*          324      11,927
Automatic Data
  Processing Inc.      752      33,088
Ceridian Corp.*        672      21,966
Cisco Systems Inc.*    913      58,888
Dell Computer Corp.*   550      20,350
EMC Corp.*             242      13,310
Intel Corp.            446      26,537
International Business
  Machines             504      65,142
J.D. Edwards & Co.*    271       5,014
Lexmark International
  Group Inc.*           95       6,276
Linear Technology Corp. 80       5,380
Lucent
  Technologies Inc.    796      53,680
Maxim Integrated
  Production Inc.*      80       5,320
Microsoft Corp.*     1,253     113,005
Solectron Corp.*       340      22,674
Sun Microsystems Inc.* 202      13,913
Tellabs Inc.*          105       7,094
Xilinx Inc.*           154       8,816
                             ---------
                               492,380
                             ---------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER               SHARES     VALUE
--------------------------------------------------------------------------------

TRANSPORTATION--0.1%
--------------------------------------------------------------------------------
Southwest Airlines Co. 235      $7,314
                             ---------
UTILITIES--0.3%
--------------------------------------------------------------------------------
MCI Worldcom Inc.*     423      36,404
                             ---------
TOTAL COMMON STOCKS          1,295,898
                             ---------


SHORT-TERM OBLIGATIONS--0.8%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)          89,201
                             ---------
TOTAL LARGE CAP GROWTH
  (Identified
    Cost $1,151,698)         1,385,099
                             ---------

LARGE CAP VALUE--12.1%
--------------------------------------------------------------------------------
COMMON STOCKS--10.8%
--------------------------------------------------------------------------------
BASIC INDUSTRIES--0.5%
--------------------------------------------------------------------------------
Alcoa Inc.             300      18,563
E. I. Du Pont de
  Nemours & Co.        325      22,202
International
  Paper Co.            300      15,150
                             ---------
                                55,915
                             ---------
CAPITAL GOODS--0.6%
--------------------------------------------------------------------------------
Allied Signal Inc.     450      28,350
Raytheon Co.           475      32,716
                             ---------
                                61,066
                             ---------
COMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
AT&T Corp.             675      37,673
Ameritech Corp.        400      29,400
Emerson Electric Co.   500      31,438
GTE Corp.              400      30,300
Sprint Corp.           750      39,609
                             ---------
                               168,420
                             ---------
CONGLOMERATES--0.3%
--------------------------------------------------------------------------------
General Electric Co.(++) 250    28,250
                             ---------
CONSUMER CYCLICALS--0.9%
--------------------------------------------------------------------------------
Delphi Automotive
  Systems Corp.        139       2,580
Ford Motor Co.         600      33,863
General Motors Corp.   200      13,200
Masco Corp.            900      25,988
McGraw Hill
  Companies Inc.       350      18,878
                             ---------
                                94,509
                             ---------
CONSUMER STAPLES--0.6%
--------------------------------------------------------------------------------
Avon Products Inc.     550      30,525
H.J. Heinz & Co.       225      11,278
Pepsico Inc.           700      27,081
                             ---------
                                68,884
                             ---------

ENERGY--1.1%
--------------------------------------------------------------------------------
BP Amoco PLC.          200      21,700
Chevron Corp.          300      28,556
Conoco Inc.            700      19,512
Exxon Corp.            200      15,425
Mobil Corp.            325      32,175
                             ---------
                               117,368
                             ---------
FINANCE--2.3%
--------------------------------------------------------------------------------
Bank One Corp.         450      26,803
BankAmerica Corp.      400      29,325
Chase Manhattan Corp.  450      38,981
Chubb Corp.            300      20,850
Cigna Corp.            400      35,600
Hartford Financial
  Services Group       450      26,241
Marsh & Mclennan
  Companies Inc.       375      28,312
Mellon Bank Corp.    1,000      36,375
Unum Provident Corp.   250      13,687
                             ---------
                               256,174
                             ---------
HEALTHCARE--1.1%
--------------------------------------------------------------------------------
Abbott Labs            525      23,887
American Home Products
  Corp. (++)           500      28,750
Baxter
  International Inc.   200      12,125
Bristol Meyers Squibb
  Co.(++)              400      28,175
Pharmacia &
  Upjohn Inc.          475      26,986
                             ---------
                               119,923
                             ---------
TECHNOLOGY--0.6%
--------------------------------------------------------------------------------
Pitney Bowes Inc.      575      36,944
Xerox Corp.            475      28,055
                             ---------
                                64,999
                             ---------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                    SHARES       VALUE
--------------------------------------------------------------------------------

UTILITIES--1.3%
--------------------------------------------------------------------------------
Duke Power Co.              575    $   31,266
Enron Corp.                 575        47,006
Unicom Corp.                700        26,994
Williams
  Companies Inc.            900        38,306
                                   ----------
                                      143,572
                                   ----------
TOTAL COMMON STOCKS                 1,179,080
                                   ----------

SHORT-TERM OBLIGATIONS--1.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                144,695
                                   ----------
TOTAL LARGE CAP VALUE
  (Identified Cost
     $1,189,256)                    1,323,775
                                   ----------

SMALL CAP GROWTH--12.5%
--------------------------------------------------------------------------------
COMMON STOCKS--11.5%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--1.2%
--------------------------------------------------------------------------------
Catalina Marketing Corp.*    325       29,900
Checkfree Holdings Corp.*    351        9,674
Consolidated Graphics Inc.*  183        9,150
Covad Communications
  Group Inc.*                235       12,528
Critical Path Inc.*           48        2,655
Ha Lo Industries Inc.*       771        7,614
ITT Educational Services
  Inc.*                      548       14,282
Lamar Advertising Co.*       389       15,925
Metzler Group Inc.*          245        6,768
Network Solutions Inc.        45        3,561
Probusiness Services Inc.*   213        7,641
Profit Recovery Group
  International Inc.*        290       13,720
Verticalnet Inc.*              8          840
                                     --------
                                      134,258
                                     --------
CONSUMER DURABLES--0.2%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.   231        8,720
Gentex Corp.*                240        6,720
Tower Automotive Inc.*       352        8,954
                                     --------
                                       24,394
                                     --------
CONSUMER NON-DURABLES--0.3%
--------------------------------------------------------------------------------
Beringer Wine Estates
  Holdings*                  368     $ 15,376
Boyds Collection Ltd.*       380        6,579
Horizon Organic Holdings
  Corp.*                     491        7,181
Wiley John & Son             188        3,313
                                     --------
                                       32,449
                                     --------
CONSUMER SERVICES--1.2%
--------------------------------------------------------------------------------
Hispanic Broadcasting
  Corp.*                     465       35,282
Houghton Mifflin Co.         174        8,189
Metro Networks Inc.*         407       21,724
Premier Parks Inc.*          597       21,940
Rubios Restaurant Inc.*      408        6,299
SFX Entertainment Inc.*      435       27,840
Saucony Inc.*                256        5,792
                                     --------
                                      127,066
                                     --------
ELECTRONICS/TECHNICAL SERVICES--1.9%
--------------------------------------------------------------------------------
American Tower Corp.*        288        6,912
C Cube Microsystems Inc.*    320       10,140
Copper Mountain
  Networks Inc.*               6          463
Level One Communications
  Inc.*                      580       28,384
Macrovision Corp.*           155       11,606
Microchip Technology Inc.*   195        9,238
Network Appliance Inc.*      437       24,417
Novellus Systems Inc.*       305       20,816
PMC Sierra Inc.*             150        8,841
Pinnacle Holdings Inc.*    1,044       25,578
Powerwave Technologies
  Inc.*                      154        4,967
RSL Communications Ltd.*     392        7,571
Sipex Corp.*                 575       11,788
Smart Modular
  Technologies Inc.*         636       11,051
Voicestream Wireless
  Corp.*                     587       16,693
Western Wireless Corp.*      372       10,044
                                     --------
                                      208,509
                                     --------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                    SHARES     VALUE
--------------------------------------------------------------------------------

ENERGY/MINERALS--0.4%
--------------------------------------------------------------------------------
Coflexip                     295     $12,833
Petroleum Geo Services*    1,131      16,823
R&B Falcon Corp.*          1,495      14,016
                                     -------
                                      43,672
FINANCE--1.1%
--------------------------------------------------------------------------------
Centura Banks Inc.           227      12,797
Chittenden Corp.             494      15,437
Cullen Frost Bankers Inc.    618      17,034
Enhance Financial Services
  Group Inc.                 405       7,999
Executive Risk Inc.          149      12,674
Peoples Heritage Financial
  Group                    1,204      22,650
SEI Investments Co.           73       6,442
Telebanc Financial Corp.*    210       8,137
U.S. Trust Corp.             202      18,685
                                     -------
                                     121,855
                                     -------
HEALTH SERVICES/TECHNOLOGY--1.4%
--------------------------------------------------------------------------------
Andrx Corp.*                 294      22,675
Apria Healthcare Group
  Inc.*                      420       7,140
Barr Labs Inc.*              449      17,904
Coulter Pharmaceutical
  Corp.*                     190       4,287
Gilead Sciences Inc.*        170       8,882
MedImmune Inc.*              146       9,891
Medquist Inc.*               129       5,644
Roberts Pharmaceutical
  Corp.*                   1,004      24,347
Synetic Inc.*                 65       4,469
TLC The Laser Center
  Inc.*                      215      10,320
Trimeris Inc.*               660       9,570
Ventana Medical Systems
  Inc.*                      687      13,139
Xomed Surgical
  Productions Inc.*          196       9,543
--------------------------------------------------------------------------------
                                     147,811
                                     -------
INDUSTRIAL SERVICES--0.2%
--------------------------------------------------------------------------------
Service Experts Inc.*        308       6,757
Waste Connections Inc.*      461      14,060
                                     -------
                                      20,817
                                     -------
PROCESS INDUSTRIES--0.6%
--------------------------------------------------------------------------------
Aliant Techsystems Inc.*     100       8,650
Aptargroup Inc.              544      16,320
Applied Power Inc.           304       8,303
Carlisle Companies Inc.      231      11,117
Mettler Toledo
  International Inc.*        338       8,387
Om Group Inc.                342      11,799
                                     -------
                                      64,576
                                     -------
RETAIL--0.6%
--------------------------------------------------------------------------------
Linens N Things Inc.*        356      15,575
Men's Wearhouse Inc.*        280       7,140
O`Reilly Automotive Inc.*    229      11,536
Tiffany & Co.                127      12,256
Zale Corp.*                  310      12,400
Zany Brainy Inc.*            860       8,331
                                     -------
                                      67,238
                                     -------
TECHNOLOGY SERVICES--1.9%
--------------------------------------------------------------------------------
Ariba Inc.*                   50       4,862
Bisys Group Inc.*            220      12,870
Dallas Semiconductor Corp.   188       9,494
Electronics For
  Imaging Inc.*              460      23,633
Exodus Communications
  Inc.*                      187      22,428
High Speed Access Corp.*     165       4,228
Legato Systems Inc.*         373      21,540
Lernout & Hauspie Speech
  Products*                  178       6,308
Macromedia Inc.*             320      11,280
Mercury Interactive Corp.*   531      18,784
NTL Inc.*                    289      24,908
National Instruments Corp.*  335      13,526
Rational Software Corp.*     366      12,055
Whittman Hart Inc.*          460      14,605
Wind River Systems Inc.*     494       7,935
                                     -------
                                     208,456
                                     -------
TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide
  Inc.                       383      14,075
CNF Transportation Inc.      265      10,169
Eagle U.S.A.
  Airfreight Inc.*           490      20,794
Skywest Inc.                 438      10,923
                                  ----------
                                      55,961
                                  ----------
TOTAL COMMON STOCKS                1,257,062
                                  ----------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                               SHARES     VALUE
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                       $  109,937
                                             ----------
Total Small Cap Growth
(Identified Cost $1,173,489)                  1,366,999
                                             ----------

SMALL CAP VALUE--13.2 %
--------------------------------------------------------------------------------
COMMON STOCKS--12.9%
--------------------------------------------------------------------------------
COMMERICAL SERVICES--0.2%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.              1,000       23,312
                                             ----------
CONSUMER DURABLE GOODS--0.4%
--------------------------------------------------------------------------------
D.R. Horton Inc.                       600        9,975
Engle Homes Inc.                       600        8,250
Flexsteel Industries Inc.            1,100       14,644
TBC Corp.*                           1,000        7,063
                                             ----------
                                                 39,932
CONSUMER NON-DURABLES--1.7%
--------------------------------------------------------------------------------
Dimon Inc.                           3,200       16,600
Schweitzer-Mauduit
  International Inc.                   900       13,500
Sola International Inc.*             1,100       21,381
Standard Commercial
  Corp                               3,426       20,128
Timberland Co.                         500       34,031
Tropical Sportwear
  International Corp.*               1,500       47,813
Wolverine World
  Wide Inc.                          2,600       36,400
                                             ----------
                                                189,853
CONSUMER SERVICES--0.2%
--------------------------------------------------------------------------------
Aztar Corp.*                         2,700       24,806
                                             ----------
ELECTRONIC TECHNOLOGY--0.4%
--------------------------------------------------------------------------------
Aehr Test Systems*                   2,400        9,300
                                             ----------

ESCO Electronics Corp.*              1,200       15,375
Spacehab Inc.*                       2,600       13,325
United Industrial Corp.*               400        4,425
                                             ----------
                                                 42,425
ENERGY MINERALS--0.2%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                    1,900       25,175
                                             ----------
FINANCE--2.5%
--------------------------------------------------------------------------------
Acceptance Insurance
  Co.*                               1,000       15,063
American National
  Insurance Co.                        200       14,250
Centris Group Inc.                   1,700       17,212
HCC Insurance
  Holdings Inc.                      1,700       38,569
Harleysville Group Inc.                800       16,400
MMI Companies Inc.                   1,500       25,312
Matrix Capital Corp.*                  900       12,600
PBOC Holdings Inc.*                  1,700       17,000
PMI Group Inc.                         200       12,563
Penn America Group Inc.              1,300       13,488
Presidential Life Corp.              1,800       35,325
Professional Groups Inc.*            1,000       33,750
Seibels Bruce Group Inc.*            1,300        6,500
Stancorp Financial
  Group Inc.*                          600       18,000
                                             ----------
                                                276,032
HEALTH TECHNOLOGY--0.2%
--------------------------------------------------------------------------------
OrthoLogic Corp.*                    3,100        7,653
West Pharmaceutical
  Services Inc.                        400       15,700
                                             ----------
                                                 23,353
INDUSTRIAL SERVICES--1.3%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                1,000       31,250
ENSCO International Inc.             1,500       29,906
Perini Corp.*                        1,500        8,531
R & B Falcon Corp.*                  1,350       12,656
Rowan Companies Inc.*                1,800       33,188
Santa Fe International
  Corp                               1,100       25,300
                                             ----------
                                                140,831
NON-ENERGY MINERALS--0.6%
--------------------------------------------------------------------------------
Carpenter Technology
  Corp                                 600       17,137
LTV Corp.                            5,000       33,438
Lone Star Technologies
  Inc.*                              1,100       19,525
                                             ----------
                                                 70,100
                                             ----------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                          SHARES     VALUE
--------------------------------------------------------------------------------

PROCESS INDUSTRIES--0.4%
--------------------------------------------------------------------------------
Lancaster Colony Corp.             300   $10,350
RPM Inc.                         1,600    22,700
Tuscarora Inc.                     500     6,781
                                       ---------
                                          39,831
PRODUCER MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Baldor Electric Co.              1,000    19,875
Commerical Intertech
  Corp                           1,000    15,937
Commonwealth
  Industries Inc.                1,800    22,500
Easco Inc.                       1,500    15,844
Global Industrial
  Technologies Inc.*             2,100    25,331
Holophane Corp.*                   500    19,062
JLG Industries Inc.              3,200    65,200
Keystone Consolidated
  Industries Inc.*               2,000    13,250
Myers Industries Inc.            1,200    24,000
Patrick Industries Inc.            900    14,063
Superior Industries
  International Inc.               900    24,581
Timken Co.                       1,400    27,300
Watts Industries Inc.*           1,200    23,025
                                       ---------
                                         309,968
RETAIL TRADE--0.4%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.        1,400    22,400
Syms Corp.*                      2,200    17,875
                                       ---------
                                          40,275
TECHNOLOGY SERVICES--0.2%
--------------------------------------------------------------------------------
Ultrak Inc.*                     3,400    19,975
                                       ---------
TRANSPORTATION--1.4%
--------------------------------------------------------------------------------
Air Express International
  Corp.                            800    20,300
Atlantic Coast Airlines
  Holdings *                       400     7,600
Conrad Industries Inc.*            300     1,500
Fritz Companies Inc.*            2,900    31,175
Kenan Transport Co.                900    27,450
Midwest Express
  Holdings Inc.*                   700    23,800
Motor Cargo
  Industries Inc.*               1,400   $11,900
Tidewater Inc.                     800    24,400
                                       ---------
                                         148,125
                                       ---------
TOTAL COMMON STOCKS                    1,413,993
                                       ---------

SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                    28,295
                                       ---------
TOTAL SMALL CAP VALUE
  (Identified Cost $1,487,287)         1,442,288
                                       ---------

INTERNATIONAL EQUITY--19.2 %
--------------------------------------------------------------------------------
COMMON STOCKS--18.6%
--------------------------------------------------------------------------------
Austria--0.1%
Boehler Uddeholm                   308    15,237
                                       ---------
AUSTRALIA--0.7%
--------------------------------------------------------------------------------
Australia & New Zealand
  Bank Group                     4,067    29,866
Pioneer International Ltd.       9,531    24,257
Quantas Airways                  7,782    25,670
                                       ---------
                                          79,793
CANADA--0.5%
--------------------------------------------------------------------------------
Imasco Ltd.                      1,280    34,510
Noranda Inc.                     1,765    23,254
                                       ---------
                                          57,764
FINLAND--0.3%
--------------------------------------------------------------------------------
UPM Kymmene Oy                   1,185    33,959
                                       ---------
FRANCE--1.9%
--------------------------------------------------------------------------------
Banque National de Paris           215    17,908
BIC                                522    27,524
Elf Aquitaine                      240    35,206
Lafarge Coppee                     322    30,604
Pernod Ricard                      515    34,508
Societe Generale                   203    35,763
Total                              213    27,468
                                       ---------
                                         208,981
                                       ---------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES     VALUE
--------------------------------------------------------------------------------

GERMANY--1.9%
--------------------------------------------------------------------------------
Buderus AG              75   $  30,075
Commerzbank AG         925      28,082
Dragerwerk AG        1,330      18,783
Dyckerhoff AG          110      33,224
Hoechst AG             751      33,986
SGL Carbon AG*         130      10,051
Veba AG                666      39,133
Vossloh AG             450      10,206
                             ---------
                               203,540
                             ---------
GREAT BRITAIN--5.1%
--------------------------------------------------------------------------------
Allied Domecq        3,616      34,768
Allied Zurich        2,010      25,267
BAT Industries       2,420      22,830
BOC Group            1,688      33,046
CGU                  1,695      24,406
Coats Viyella       21,860      17,573
Cookson Group       13,595      45,858
Elementis           16,307      26,732
Hanson               3,384      30,404
Invensys             6,133      29,001
Lex Service          2,960      27,201
Lloyds TSB Group     1,841      25,000
Medeva               7,470      12,128
National
 Westminister        1,445      30,635
Reckitt & Colman     1,474      15,393
Safeway              4,660      18,584
TI Group             4,740      31,828
Tomkins             12,171      52,758
United News &
  Media PLC.         2,360      22,692
Williams             4,497      29,700
                             ---------
                               555,804
                             ---------
HONG KONG--0.5%
--------------------------------------------------------------------------------
Hang Lung
  Development Co.   10,000      12,373
New World
  Development Co.    3,000       8,990
South China Morning
  Post              52,000      29,155
                             ---------
                                50,518
                             ---------
IRELAND--0.5%
--------------------------------------------------------------------------------
Greencore Group      7,320     $22,638
Jefferson
 Smurfit Group      13,990      32,809
                             ---------
                                55,447
                             ---------
ITALY--0.6%
--------------------------------------------------------------------------------
Eni Spa              4,100      24,471
Telecom Italia       1,000       5,422
Telecom Italia SPA   3,000      31,173
                             ---------
                                61,066
                             ---------
JAPAN--1.6%
--------------------------------------------------------------------------------
Nichicon Corp.       3,000      43,771
Nintendo Co.           500      70,307
Promise Co.            600      35,463
Yodogawa Steel Works 6,000      24,800
                             ---------
                               174,341
                             ---------

NETHERLANDS--1.3%
--------------------------------------------------------------------------------
ABN Amro Holdings    1,065      23,055
Akzo Nobel             803      33,773
Ing Groep              675      36,531
Koninklijke NV PTT     321      15,056
Philips Electronics    354      34,905
                             ---------
                               143,320
                             ---------
NEW ZEALAND--0.1%
--------------------------------------------------------------------------------
Fletcher Challenge   6,352       9,248
                             ---------
NORWAY--0.2%
--------------------------------------------------------------------------------
Kvaerner ASA           826      16,980
                             ---------
SINGAPORE--0.6%
--------------------------------------------------------------------------------
Creative
 Technology Ltd.     2,998      40,286
Jardine Matheson     4,500      22,500
                             ---------
                                62,786
SPAIN--0.6%
--------------------------------------------------------------------------------
Banco Santander SA   2,694      28,049
Telefonica SA          846      40,840
                             ---------
                                68,889
SWEDEN--0.5%
--------------------------------------------------------------------------------
Electrolux           1,320      27,678
Getinge Industrier   1,753      25,916
                             ---------
                                53,594
SWITZERLAND--1.6%
--------------------------------------------------------------------------------
Forbo Holdings          49      19,473

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                             SHARES/
                            PRINCIPAL
ISSUER                       AMOUNT     VALUE
--------------------------------------------------------------------------------
Gerberit                       135  $  30,774
Novartis                        27     39,412
Saurer                          42     22,714
Schweizenische
 Ruckverischer                   9     17,131
Sig Holding                     49     29,178
Sulzer AG                       36     21,876
                                    ---------
                                      180,558
TOTAL COMMON STOCKS                 2,031,825
                                    ---------
RIGHTS--0.0%
--------------------------------------------------------------------------------
Telefonica SA                   16        770
                                    ---------

SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                 69,172
                                    ---------
TOTAL INTERNATIONAL EQUITY
  (Identified
  Cost $2,025,226)                  2,101,767
                                    ---------

DOMESTIC FIXED INCOME--11.2%
--------------------------------------------------------------------------------
FIXED INCOME--9.8%
--------------------------------------------------------------------------------
ASSET BACKED--0.5%
--------------------------------------------------------------------------------
Ford Credit Auto
  Owner Trust
  6.16% due 8/15/03        $20,000     19,825
JP Morgan Commercial
  Mortgage Finance
  Group
  6.373% due 1/15/30         4,330      4,293
Morgan Stanley Capital Inc.
  6.44% due 11/15/02        20,000     19,892
Peco Energy
  Transportation Trust
  6.05% due 3/01/09          5,000      4,789
Sears Credit Account
  Master Trust
  5.25% due 10/16/08        10,000      9,550
                                    ---------
                                       58,349
                                    ---------
CORPORATE BONDS--1.8%
--------------------------------------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29        10,000      9,249
American Financial
  Group Inc.
7.125% due 4/15/09           5,000      4,652
Associates Corp.
  North America
  6.95% due 11/01/18       $15,000     14,452
BB & T Corp.
  6.375% due 6/30/05        10,000      9,746
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08          5,000      4,761
Conoco Inc.
  5.90% due 4/15/04         10,000      9,758
Conseco Inc.
  6.40% due 6/15/01          5,000      4,898
Dayton Hudson Corp.
  6.65% due 8/01/28          5,000      4,562
General Motors
  Acceptance Corp.
  6.15% due 4/05/07         10,000      9,522
Equitable Life Assurance
  6.95% due 12/01/05         5,000      4,990
Ford Motor Co.
  6.625% due 10/01/28       15,000     13,503
Household Finance Corp.
  6.50% due 11/15/08        10,000      9,535
Knight Ridder Inc.
  7.15% due 11/01/27         5,000      4,804
  6.875% due 3/15/29         5,000      4,627
Lehman Brothers
  Holdings Inc.
  6.40% due 8/30/00          5,000      5,005
  7.00% due 5/15/03         10,000      9,922
MCI Communications
  Group
  6.50% due 4/15/10          5,000      4,792
Mattel Inc.
  6.00% due 7/15/03          5,000      4,874
Merita Bank PLC
  6.50% due 4/01/09          5,000      4,737
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08         15,000     14,463
Nordstrom Inc.
  5.625% due 1/15/09         5,000      4,543
Popular North America Inc.
  6.875% due 6/15/01        10,000     10,016
Provident Companies Inc.
  7.00% due 7/15/18          5,000      4,783

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                             SHARES/
                            PRINCIPAL
ISSUER                       AMOUNT     VALUE
--------------------------------------------------------------------------------
Raytheon Co.
  6.30% due 3/15/05        $10,000   $   9,814
Rhom & Haas Co.
  7.40% due 7/15/09         10,000       9,998
TPSA Finance BV
  7.75% due 12/10/08         5,000       4,852
                                    ----------
                                       196,858
                                    ----------
MORTGAGE BACKED--2.3%
--------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% due 12/31/99        10,000       9,405
  7.00% due 12/31/99       100,000     100,063
  6.25% due 6/15/24         10,000       9,735
Federal National Mortgage
  Association
  6.50% due 12/01/99        20,000      19,294
  7.349% due 8/17/21        10,000      10,186
  6.50% due 4/01/29         24,853      23,976
G.E. Capital Mortgage
  Securities Inc.
  5.905% due 10/25/13       20,000      19,927
Government National
  Mortgage Association
  7.00% due 12/31/99        30,000      29,597
  7.00% due 2/15/24         13,954      13,810
Structured Asset
  Securities Corp.
  6.79% due 10/15/34         9,617       9,705
                                    ----------
                                       245,698
                                    ----------
U. S. TREASURY OBLIGATIONS--4.8%
--------------------------------------------------------------------------------
United States Treasury Bonds
  3.63% due 4/15/28         10,082       9,513
  5.25% due 2/15/29         45,000      40,430
                                    ----------
                                        49,943
United States Treasury Notes
  5.875% due 11/15/99       40,000      40,119
  5.625% due 4/30/00        10,000      10,027
  5.75% due 11/30/02        40,000      40,081
  5.50% due 3/31/03         55,000      54,648
  6.875% due 5/15/06       303,000     319,001
  3.875% due 1/15/09        10,000       9,881
                                    ----------
                                       473,757
                                    ----------
YANKEE BONDS--0.4%
--------------------------------------------------------------------------------
Corporation Andina
  de Fomento
  7.75% due 3/01/04        $10,000      $9,741
Imperial Tobacco
  Overseas BV
  7.125% due 4/01/09        10,000       9,540
Korea Development Bank
  7.125% due 4/22/04        10,000       9,764
Province of Manitoba
  5.50% due 10/01/08        10,000       9,223
TPSA Finance BV
  7.75% due 12/10/08         5,000       4,862
                                    ----------
                                        43,130
                                    ----------
TOTAL FIXED INCOME                   1,067,735
                                    ----------
SHORT-TERM OBLIGATIONS--1.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                 158,763
                                    ----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $1,238,012)       1,226,498
                                    ----------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                                PRINCIPAL
ISSUER               CURRENCY    AMOUNT      VALUE
--------------------------------------------------------------------------------

INTERNATIONAL BOND--11.0%
--------------------------------------------------------------------------------
FIXED INCOME--9.8%
--------------------------------------------------------------------------------
CANADA--0.4%
--------------------------------------------------------------------------------
Commonwealth Of Canada
  9.00% due 12/01/04     CAD     $50,000 $   39,459
                                         ----------
DENMARK--0.1%
--------------------------------------------------------------------------------
Nykredit
  5.00% due 10/01/29     DKK      40,000      4,942
Unikredit Realkred
  5.00% due 10/01/29     DKK      60,000      7,412
                                         ----------
                                             12,354
                                         ----------
FRANCE--0.7%
--------------------------------------------------------------------------------
Government of France
  7.75% due 10/25/05    EURO      50,000     61,593
  3.00% due 7/25/09     EURO      10,677     11,118
                                         ----------
                                             72,711
                                         ----------
GERMANY--0.2%
--------------------------------------------------------------------------------
Republic of Germany
  5.625% due 1/04/28    EURO      20,225     21,491
                                         ----------
GREAT BRITAIN--1.1%
--------------------------------------------------------------------------------
United Kingdom Treasury
  6.75% due 11/26/04     GBP      20,000     33,527
  8.50% due 12/07/05     GBP      48,000     88,295
                                         ----------
                                            121,822
                                         ----------
GREECE--0.8%
--------------------------------------------------------------------------------
Hellenic Republic
  7.60% due 1/22/02      GRD  20,000,000     64,399
Republic of Greece
  12.80% due 6/17/03     GRD   1,600,000      5,228
  11.00% due 10/23/03    GRD   5,000,000     16,472
                                         ----------
                                             86,099
                                         ----------
ITALY--0.4%
--------------------------------------------------------------------------------
Republic of Italy
  6.50% due 11/01/27    EURO      41,000     47,611
                                         ----------
JAPAN--1.7%
--------------------------------------------------------------------------------
Japan Government Bonds
  4.10% due 12/22/03     JPY   7,000,000     65,582
  3.40% due 3/22/04      JPY   6,500,000     59,421
  4.10% due 6/21/04      JPY   6,200,000     58,545
                                         ----------
                                            183,548
                                         ----------
NETHERLANDS--0.5%
--------------------------------------------------------------------------------
Kingdom of Netherlands
  6.00% due 1/15/06     EURO     $50,000    $56,465
                                         ----------
SPAIN -- 0.9%
--------------------------------------------------------------------------------
Government Of Spain
  6.00% due 1/31/08     EURO      86,533     96,920
                                         ----------
UNITED STATES -- 3.0%
--------------------------------------------------------------------------------
Federal National Mortgage
  Association
  6.875% due 6/7/02      GBP      20,000     32,250
International Bank
  Reconciliation and
  Development
  4.75% due 12/20/04     JPY   5,600,000     55,056
Merrill Lynch & Co Inc.
  5.299% due 11/01/01      $     100,000     99,748
SLM Student Loan Trust
  5.012% due 10/25/04      $       4,201      4,188
  5.102% due 4/25/06       $      28,806     28,659
USAA Auto Loan
  Grantor Trust
  5.80% due 1/15/05        $      62,678     62,726
United States Treasury
  Notes
  3.625% due 7/15/02       $      51,875     51,324
                                         ----------
                                            333,951
                                         ----------
TOTAL FIXED INCOME                        1,072,431
                                         ----------

SHORT-TERM OBLIGATIONS -- 1.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53 % due 7/01/99 (+)                    127,191
                                         ----------
TOTAL INTERNATIONAL BOND
(Identified Cost $1,235,023)              1,199,622
                                         ----------

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                         PRINCIPAL
ISSUER                     AMOUNT     VALUE
--------------------------------------------------------------------------------

HIGH YIELD BOND -- 9.7%
--------------------------------------------------------------------------------
FIXED INCOME--8.8%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 8.6%
--------------------------------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06      $20,000    $19,800
B & G Foods
  Incications Corp.
  9.625% due 8/01/07       20,000     18,825
BE Aerospace - Series B
  8.00% due 3/01/08        20,000     18,700
Ball Corp.
  7.75% due 8/01/06        20,000     19,600
Bellwether Exploratory Co.
  10.875% due 4/01/07      20,000     19,150
CB Richards Ellis
  Services Inc.
  8.875% due 6/01/06       20,000     19,300
CSC Holdings Inc.
  9.875% due 2/15/13       20,000     21,600
Charter Communications
  Holdings
  8.625% due 4/01/09       20,000     19,150
  9.92% due 4/01/11        30,000     18,600
Circus Circus
  Enterprises Inc.
  9.25% due 12/01/05       20,000     20,300
Coach USA Series -
  Series B
  9.375% due 7/01/07       20,000     20,600
Cole National Group Inc.
  8.625% due 8/15/07       20,000     17,200
Contifinancial Corp.
  8.375% due 8/15/03       20,000     17,200
Energis PLC
  9.75% due 6/15/09        20,000     20,250
Expressway Scripts Inc.
  9.625% due 6/15/09       20,000     20,250
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08       10,000      9,800
French Fragrances Inc.
  10.375% due 5/15/07      20,000     20,400
Frontiervision Holdings LP
  11.875% due 9/15/07      20,000     17,300
HMH Properties Series -
  Series B
  7.875% due 8/01/08       20,000     18,350
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07        20,000     20,450
Holt Group Inc.
  9.75% due 1/15/06        20,000     13,600
Home Interior Gifts Inc.
  10.125% due 6/01/08    $ 20,000   $ 19,800
Integrat
  Electrical Service
  9.375% due 2/01/09       20,000     19,700
Intermedia
  Communications Inc.
  9.50% due 3/01/09        20,000     19,300
Iron Mountain Inc.
  10.125% due 10/01/06     20,000     21,200
J.H. Heafner Inc.
  10.00% due 5/15/08       20,000     19,900
JL French Automotive
  Castings
  11.50% due 6/01/09       20,000     20,400
Jordan Industries Series -
  Series B
  10.375% due 8/01/07      20,000     20,250
Lear Corp.
  8.11% due 5/15/09        20,000     19,259
Lyondell Chemical Co.
  9.875% due 5/01/07       20,000     20,375
Mail Well Corp.
  8.75% due 12/15/08       20,000     19,400
Majestic Star Casino LLC
  10.875% due 7/01/06      20,000     19,850
NTL Communications Corp.
  12.375% 10/01/08         30,000     20,475
Nextel Communications Inc.
  9.75% due 8/15/04        20,000     20,300
Orange PLC
  9.00% due 6/01/09        20,000     20,100
Packard Bioscience Inc.
   - Series B
  9.375% due 3/01/07       20,000     18,900
Pennzoil Co.
  10.125% due 11/15/09     20,000     21,979
Pierce Leahy Command Co.
  8.125% due 5/15/08       20,000     18,900
Polymer Group Series -
  Series B
  8.75% due 3/01/08        20,000     19,200
Price Communications
  Wireless
  Inc. - Series B
  9.125% due 12/15/06      20,000     20,300
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08       20,000     18,900
Rogers Cantel
9.375% due 6/01/08         20,000     20,700
Safety Kleen Services Inc.
  9.25% due 6/01/08        20,000     20,500

CITISELECT VIP FOLIO 400 GROWTH
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                         PRINCIPAL
ISSUER                     AMOUNT     VALUE
--------------------------------------------------------------------------------

Simmons Co.
  10.25% due 3/15/09     $ 20,000   $ 20,300
Sun International Ltd.
  9.00% due 3/15/07        25,000     25,000
Tembec Finance Corp.
  9.875% due 9/30/05       20,000     20,800
Western Gas Resource Inc.
  10.00% due 6/15/01       20,000     20,400
Williams Scotsman Inc.
  9.875% due 6/01/07       20,000     19,800
                                    --------
                                     936,413
MORTGAGE OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------
Mortgage Backed Securities/Passthroughs -- 0.2%
Airplane Trust
  10.875% due 3/15/19      20,000     19,260
                                    --------
TOTAL FIXED INCOME                   955,673
                                    --------

SHORT-TERM OBLIGATIONS -- 0.9%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Consumer Discount Note
4.53% due 7/01/99(+)                 102,746
                                  ----------
Total High Yield Bond
  (Identified Cost
  $1,072,949)                     $1,058,419
                                  ----------
Total Investments
  (Identified Cost
  $10,572,940)          101.5%   $11,104,467
Other Assets,
   Less Liabilities      (1.5)      (165,117)
                        -----    -----------
Total Net Assets        100.0%   $10,939,350
                        =====    ===========
*Non income producing
(+) The Portfolio owns in aggregate Federal Home Loan Mortgage Consumer Discount Notes 4.53%, due 7/01/99 valued at $830,000, portions of which are separately listed by each sset class.
(++) The  Portfolio  owns  in  aggregate   1,024  shares  of  General   Electric
     Corp.valued at $115,712, and 815 shares of Bristol Meyers Squibb Co. valued at $57,407, and 802 shares of American Home Products Corp. valued at $46,115, portions of which are separately listed by each asset class.

See notes to financial statements


FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------
SYMBOL                 COUNTRY
--------------------------------------------------------------------------------
CAD                    Canada
DKK                    Denmark
EURO                   Europe
GBP                    Great Britain
GRD                    Greece
JPY                    Japan


FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1999 ARE AS FOLLOWS:

                                                       DELIVERY     UNREALIZED
                                 MARKET   AGGREGATE    DATE OF     APPRECIATION
CURRENCY           COUNTRY       VALUE    FACE VALUE   CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------
Australian
 Dollar (Sell)    Australia     $ 46,287    $46,239    July-99       $  (48)
Australian
 Dollar (Buy)     Australia       91,914     91,629    July-99          285
Canadian
 Dollar (Sell)    Canada          37,367     37,543    July-99          176
Drachma (Sell)    Greece          31,921     32,260    July-99          339
Euro (Sell)       Europe          30,993     31,268    July-99          275
Krone (Sell)      Denmark         11,113     11,220    July-99          107
Pound (Sell)      Great Britain  220,714    221,662    July-99          948
Yen (Sell)        Japan          112,075    111,847    July-99         (228)
                                                                     ------
                                                                     $1,854
                                                                     ======

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

ISSUER                SHARES     VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--15.2%
--------------------------------------------------------------------------------
COMMON STOCKS --14.2%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
--------------------------------------------------------------------------------
Manufacturer -- 0.7%
Danaher Corp.          131    $  7,614
Fastenal Co.           185       9,701
Tyco
  International Ltd.   170      16,107
                              --------
                                33,422
                              --------
COMMERCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
Cintas Corp.           130       8,734
Clear Channel
  Communications       165      11,375
Interpublic Group
  Companies Inc.       148      12,820
Omnicom Group          108       8,640
                              --------
                                41,569
                              --------
CONGLOMERATES -- 1.0%
--------------------------------------------------------------------------------
General
  Electric Co.(++)     388      43,844
                              --------
CONSUMER DURABLES -- 0.1%
--------------------------------------------------------------------------------
Leggett & Platt Inc.   250       6,953
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 0.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.   158      14,101
                              --------
FINANCE -- 1.1%
--------------------------------------------------------------------------------
American International
  Group Inc.           142      16,623
Bank of New York Inc.  160       5,870
Firstar Corp.          228       6,384
Goldman Sachs
  Group Inc.            30       2,168
MBNA Corp.             225       6,891
Zions Bancorp          194      12,319
                              --------
                                50,255
                              --------
HEALTHCARE -- 2.2%
--------------------------------------------------------------------------------
American Home
  Products Corp.(++)   153       8,797
Bristol Myers
  Squibb Co.(++)       210      14,792
Cardinal Health Inc.   125       8,016
Eli Lilly & Co.         88       6,303
Guidant Corp.           60       3,086
Johnson & Johnson      153      14,994
Merck & Co.            137      10,138
Pfizer Inc.            115      12,621
Schering Plough Corp.  351      18,603
Warner Lambert Co.      26       1,804
                              --------
                                99,154
                              --------
PROCESS INDUSTRIES -- 0.2%
--------------------------------------------------------------------------------
Ecolab Inc.            243     $10,601
                              --------

RETAIL -- 1.5%
--------------------------------------------------------------------------------
Bed Bath &
  Beyond Inc.*         378      14,553
Costco Companies Inc.*  85       6,805
Dollar General Corp.   105       3,045
Family Dollar
  Stores Inc.          107       2,568
Gap Inc.               130       6,574
Home Depot Inc.        125       8,055
Kohls Corp.*            89       6,870
Ross Stores Inc.       190       9,571
Wal Mart Stores Inc.   206       9,940
                              --------
                                67,981
                              --------
TECHNOLOGY -- 5.7%
--------------------------------------------------------------------------------
Altera Corp.*          158       5,816
Automatic Data
  Processing Inc.*     374      16,456
Ceridian Corp.*        353      11,539
Cisco Systems Inc.*    458      29,541
Dell Computer Corp.*   275      10,175
Edwards J&D & Co.      135       2,498
EMC Corp.*             124       6,820
Intel Corp.            222      13,209
International Business
  Machines             250      32,313
Lexmark International
  Group Inc.*           45       2,973
Linear Technology Corp. 40       2,690
Lucent
  Technologies Inc.    389      26,233
Maxim Integrated
  Products Inc.*        40       2,660
Microsoft Corp.*       627      56,548
Schlumberger           205      12,958
Solectron Corp. *      167      11,137
Sun Microsystems Inc.  101       6,956
Tellabs Inc.*           55       3,716
Xilinx Inc.*            76       4,351
                              --------
                               258,589
                              --------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
Southwest Airlines Co. 120       3,735
                              --------
UTILITIES -- 0.4%
--------------------------------------------------------------------------------
MCI Worldcom Inc.      210      18,073
                              --------
TOTAL COMMON STOCKS            648,277
                              --------

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES     VALUE
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)        $ 45,305
                              --------
TOTAL LARGE CAP GROWTH
  (Identified Cost $595,181)   693,582
                              --------

LARGE CAP VALUE--15.1%
--------------------------------------------------------------------------------
COMMON STOCKS -- 14.0%
--------------------------------------------------------------------------------
BASIC INDUSTRIES-- 0.9%
--------------------------------------------------------------------------------
Alcoa Inc.             225      13,922
E. I. Du Pont
  de Nemours & Co.     225      15,370
International
  Paper Co.            250      12,625
                              --------
                                41,917
CAPITAL GOODS -- 0.7%
--------------------------------------------------------------------------------
Allied Signal Inc.     250      15,750
Raytheon Co.           250      17,219
                              --------
                                32,969
COMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
AT&T Corp.             375     20,930
Ameritech Corp.        200      14,700
Emerson Electric Co.   200      12,575
GTE Corp.              250      18,937
Sprint Corp.           200      10,562
                              --------
                                77,704
CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
General
  Electric Co. (++)    125      14,125
                              --------
CONSUMER CYCLICALS -- 1.1%
--------------------------------------------------------------------------------
Delphi Automotive
  System Corp.         104       1,931
Ford Motor Co.         225      12,698
General Motors Corp.   200      13,200
Masco Corp.            450      12,994
McGraw Hill
  Companies Inc.       200      10,788
                              --------
                                51,611
CONSUMER STAPLES -- 0.8%
--------------------------------------------------------------------------------
Avon Products Inc.     275      15,263
H.J. Heinz & Co.       100       5,013
Pepsico Inc.           400      15,475
                              --------
                                35,751
ENERGY -- 1.4%
--------------------------------------------------------------------------------
BP Amoco PLC           125     $13,563
Chevron Corp.          150      14,278
Conoco Inc.            300       8,362
Exxon Corp.            175      13,497
Mobil Corp.            150      14,850
                              --------
                                64,550

FINANCE -- 3.0%
--------------------------------------------------------------------------------
Bank One Corp.         250      14,891
BankAmerica Corp.      225      16,495
Chase Manhattan Corp.  250      21,656
Chubb Corp.            200      13,900
Cigna Corp.            150      13,350
Hartford Financial
  Services Group       250      14,578
Marsh & McLennan
  Companies Inc.       200      15,100
Mellon Bank Corp.      475      17,278
Unumprovident Corp.    125       6,844
                              --------
                               134,092
HEALTHCARE -- 1.7%
--------------------------------------------------------------------------------
Abbott Labs            350      15,925
American Home
  Products Corp. (++)  400      23,000
Baxter
  International Inc.    75       4,547
Bristol Myers
  Squibb Co. (++)      250      17,609
Pharmacia &
  Upjohn Inc.          275      15,623
                              --------
                                76,704
                              --------
TECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
Pitney Bowes Inc.      325      20,881
Xerox Corp.            300      17,719
                              --------
                                38,600
                              --------
UTILITIES -- 1.5%
--------------------------------------------------------------------------------
Duke Energy Co.        300      16,312
Enron Corp.            275      22,481
Unicom Corp.           350      13,497
Williams
  Companies Inc.       350      14,897
                              --------
                                67,187
                              --------
TOTAL COMMON STOCKS            635,210
                              --------

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                SHARES     VALUE
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.1%
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)           $50,418
                                 --------
TOTAL LARGE CAP VALUE
  (Identified Cost $634,216)     685,628
                                 --------

SMALL CAP GROWTH --14.7%
--------------------------------------------------------------------------------
COMMON STOCKS -- 13.3%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES --1.3%
--------------------------------------------------------------------------------
Catalina Marketing Corp.* 155      14,260
Checkfree Holdings Corp.* 170       4,686
Covad Communications
  Group Inc. *            111       5,918
Critical Path Inc.*        26       1,438
Ha Lo Industries Inc. *   371       3,664
ITT Services Inc. *       265       6,907
Lamar Advertising Co.*    188       7,696
Metzler Group Inc.*       120       3,315
Probusiness
  Services Inc.*          106       3,803
Profit Recovery Group
  International Inc.*     141       6,671
Verticalnet Inc.*           5         525
                                 --------
                                   58,883
CONSUMER DURABLE --0.3%
--------------------------------------------------------------------------------
Ethan Allen
  Interiors Inc.          111       4,190
Gentex Corp.*             115       3,220
Tower Automotive Inc.*    171       4,350
                                 --------
                                   11,760
CONSUMER NON-DURABLE -- 0.3%
--------------------------------------------------------------------------------
Beringer Wine Estates
  Holdings*               179       7,479
Boyds Collection Ltd. *   185       3,203
Horizon Organic
  Holdings Corp.*         239       3,495
Wiley John & Son           92       1,621
                                 --------
                                   15,798
CONSUMER SERVICES -- 1.3%
--------------------------------------------------------------------------------
Hispanic
  Broadcasting Corp.*     224      16,996
Houghton Mifflin Co.       83       3,906
Metro Networks Inc.*      198      10,568
Premier Parks Inc.*       290      10,657
Rubios Restaurants Inc.*  202       3,118
SFX Entertainment Inc.*   208     $13,312
Saucony Inc.*             124       2,805
                                 --------
                                   61,362
                                 --------
ELECTRONICS/TECHNICAL SERVICES -- 2.2%
--------------------------------------------------------------------------------
American Tower Corp.*     138       3,312
C Cube
  Microsystems Inc.*      154       4,880
Copper Mountain
  Networks Inc.*            3         232
Level One
  Communications Inc.*    280      13,703
Macrovision Corp.          80       5,990
Microchip
  Technology Inc.*         96       4,548
Network Appliance Inc.*   214      11,957
Novellus Systems Inc.*    148      10,101
PMC Sierra Inc.*           70       4,126
Pinnacle Holdings Inc.*   505      12,373
Powerwave
  Technologies Inc.*       75       2,419
RSL Communications Ltd.*  188       3,631
Sipex Corp.*              276       5,658
Smart Modular
  Technologies Inc.*      305       5,299

Voicestream
  Wireless Corp.*         282       8,019
Western Wireless Corp.*   182       4,914
                                 --------
                                  101,162
                                 --------
ENERGY/MINERAL -- 0.5%
--------------------------------------------------------------------------------
Coflexip                  140       6,090
Petroleum Geo Services*   544       8,092
R & B Falcon Corp.*       720       6,750
                                 --------
                                   20,932
                                 --------
FINANCE -- 1.3%
--------------------------------------------------------------------------------
Centura Banks Inc.        113       6,370
Chittenden Corp.          237       7,406
Cullen Frost
  Bankers Inc.            294       8,103
Enhance Financial
  Services Group Inc.     195       3,851
Executive Risk Inc.        75       6,380
Peoples Heritage
  Financial Group         582      10,949
SEI Investments            35       3,089
Telebanc Financial Corp.* 100       3,875
U.S. Trust Corp.          100       9,250
                                 --------
                                   59,273
                                 --------

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                      SHARES     VALUE
--------------------------------------------------------------------------------

HEALTH SERVICES/TECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
Andrx Corp.*                  143     $11,029
Apria Healthcare Group Inc.*  205       3,485
Barr Labs Inc.*               217       8,653
Coulter Pharmaceutical Inc.*   90       2,031
Gilead Sciences Inc.*          80       4,180
MedImmune Inc.*                72       4,878
Roberts Pharmaceutical
  Corp.*                      483      11,713
Synetic Inc.*                  30       2,062
TLC The Laser Center Inc.*    105       5,040
Trimeris Inc.*                315       4,568
Ventana Medical
  Systems Inc.*               330       6,311
Xomed Surgical
  Products Inc.*               94       4,577
                                     --------
                                       68,527
                                     --------
INDUSTRIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Service Experts Inc.*         147       3,225
Waste Connections Inc.*       221       6,740
                                     --------
                                        9,965
PROCESS INDUSTRIES -- 0.7%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*      50       4,325
Applied Power Inc.            148       4,042
Aptargroup Inc.               263       7,890
Carlisle Companies Inc.       112       5,390
Mettler Toledo
  International Inc.*         165       4,094
Om Group Inc.                 164       5,658
                                     --------
                                       31,399
                                     --------
RETAIL -- 0.7%
--------------------------------------------------------------------------------
Linens N Things Inc.*         173       7,569
Men's Wearhouse Inc.*         135       3,443
O'Reilly Automotive Inc.*     110       5,541
Tiffany & Co.                  59       5,694
Zale Corp.*                   150       6,000
Zany Brainy Inc.*             410       3,972
                                     --------
                                       32,219
                                     --------
TECHNOLOGY SERVICES -- 2.4%
--------------------------------------------------------------------------------
Ariba Inc.*                    25       2,431
Bisys Group Inc.*             105       6,142
Consolidated Graphics Inc. *   90       4,500
Dallas Semiconductor Corp.     88       4,444
Electronics for Imaging Inc.* 224      11,508
Exodus Communications Inc.*    90     $10,794
High Speed Access Corp.*       80       2,050
Legato Systems Inc.*          183      10,568
Lernout & Hauspie Speech
  Products*                    86       3,048
Macromedia Inc.*              153       5,393
Medquist Inc.*                 63       2,756
Mercury Interactive Corp.*    254       8,985
NTL Inc.*                     137      11,808
National Instruments Corp.*   160       6,460
Network Solutions Inc.*        20       1,582
Rational Software Corp.*      175       5,764
Whittman Hart Inc.*           219       6,953
Wind Systems Inc.*            236       3,791
                                     --------
                                      108,977
                                     --------

TRANSPORTATION -- 0.6%
--------------------------------------------------------------------------------
C.H. Robinson
  Worldwide Inc.              185       6,799
CNF Transportation Inc.       130       4,989
Eagle U.S.A. Airfreight Inc.* 236      10,015
Skywest Inc.                  210       5,237
                                     --------
                                       27,040
                                     --------
TOTAL COMMON STOCKS                   607,297
                                     --------

SHORT-TERM OBLIGATIONS--1.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                 66,460
                                     --------
TOTAL SMALL CAP GROWTH
  (Identfied Cost $572,210)           673,757
                                     --------

SMALL CAP VALUE--15.0%
--------------------------------------------------------------------------------
COMMON STOCKS -- 15.0%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.       400       9,325
                                     --------
CONSUMER DURABLE GOODS -- 0.4%
--------------------------------------------------------------------------------
D.R. Horton Inc.              300       4,987
Engle Homes Inc.              300       4,125
Flexsteel Industries Inc.     500       6,656
TBC Corp.*                    500       3,531
                                     --------
                                       19,299
                                     --------
CONSUMER NON-DURABLES --2.0%
--------------------------------------------------------------------------------
Dimon Inc.                  1,500       7,781
Schweitzer-Mauduit
  International Inc.          500       7,500

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                    SHARES     VALUE
--------------------------------------------------------------------------------
Sola International Inc.    500      $9,719
Standard
  Commercial Corp.       1,723      10,123
Timberland Co.             200      13,612
Tropical Sportwear
  International Corp.*     800      25,500
Wolverine World
  Wide Inc.              1,200      16,800
                                  --------
                                    91,035
                                  --------
CONSUMER SERVICES--0.3%
--------------------------------------------------------------------------------
Aztar Corp.*             1,300      11,944
                                  --------
ELECTRONIC TECHNOLOGY--0.3%
--------------------------------------------------------------------------------
ESCO Electronics Corp.*    600       7,688
Spacehab Inc.*           1,100       5,638
United Industrial Corp.*   200       2,213
                                    15,539
                                  --------
ENERGY MINERALS--0.3%
--------------------------------------------------------------------------------
Nuevo Energy Co.*          900      11,925
                                  --------
FINANCE--2.8%
--------------------------------------------------------------------------------
Acceptance Insurance
  Co.*                     500       7,531
American National
  Insurance Co.            100       7,125
Centris Group Inc.         800       8,100
HCC Industries
  Holdings Inc.            800      18,150
Harleysville Group Inc.    400       8,200
MMI Companies Inc.         700      11,813
PBOC Holdings *            800       8,000
PMI Group Inc.             100       6,281
Penn America Group Inc.    600       6,225
Presidential
  Life Corp.             1,000      19,625
Professional
  Groups Inc.*             500      16,875
Seibels Bruce
  Group Inc.*              700       3,500
Stancorp Financial
  Group Inc.*              300       9,000
                                  --------
                                   130,425
                                  --------
HEALTH TECHNOLOGY--0.4%
--------------------------------------------------------------------------------
OrthoLogic Corp.*        1,700       4,197
West Pharmaceutical
  Services Inc.            400      15,700
                                  --------
                                    19,897
                                  --------
INDUSTRIAL SERVICES--1.4%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*      500      15,625
ENSCO International Inc.   700      13,956
Perini Corp.*              700      $3,981
R & B Falcon Corp.*        700       6,562
Rowan Companies Inc.*      800      14,750
Santa Fe
  International Corp.      500      11,500
                                  --------
                                    66,374
                                  --------
NON-ENERGY MINERALS--0.8%
--------------------------------------------------------------------------------
Carpenter
  Technology Corp.         300       8,569
LTV Corp.                2,400      16,050
Lone Star Technologies
  Inc. *                   600      10,650
                                  --------
                                    35,269
                                  --------

PROCESS INDUSTRIES--0.6%
--------------------------------------------------------------------------------
Lancaster Colony Corp.     300      10,350
RPM Inc.                   800      11,350
Tuscarora Inc.             300       4,069
                                  --------
                                    25,769
                                  --------
PRODUCER MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Baldor Electric Co.        500       9,937
Commercial Intertech Corp. 600       9,562
Commonwealth
  Industries Inc.          700       8,750
Easco Inc.                 700       7,394
Global Industrial
  Technologies Inc.*     1,500      18,094
JLG Industries Inc.      1,600      32,600
Keystone Consolidated
  Industries Inc.*       1,000       6,625
Myers Industries Inc.      500      10,000
Patrick Industries Inc.    400       6,250
Superior Industries
  International Inc.       400      10,925
Timken Co.*                700      13,650
Watts Industries Inc.*     600      11,512
                                  --------
                                   145,299
                                  --------
RETAIL TRADE -- 0.4%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.  700      11,200
Syms Corp.*              1,100       8,938
                                  --------
                                    20,138
                                  --------
TECHNOLOGY SERVICES -- 0.2%
--------------------------------------------------------------------------------
Ultrak Inc.*             1,600       9,400
                                  --------
TRANSPORTATION -- 1.7%
--------------------------------------------------------------------------------
Air Express International
  Corp.                    400      10,150
                                  --------

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                      SHARES    VALUE
--------------------------------------------------------------------------------
Atlantic Coast Airlines
  Holdings *                 300    $5,700
Conrad Industries Inc.*      200     1,000
Fritz Companies Inc.*      1,400    15,050
Kenan Transport Co.          400    12,200
Midwest Express
  Holdings Inc.*             400    13,600
Motor Cargo Industries Inc.* 700     5,950
Tidewater Inc.               400    12,200
                                  --------
                                    75,850
                                  --------
TOTAL COMMON STOCKS                687,488
                                  --------
TOTAL SMALL CAP VALUE
  (Identified Cost $688,541)       687,488
                                  --------
INTERNATIONAL EQUITY-- 28.3%
--------------------------------------------------------------------------------
COMMON STOCKS -- 27.4%
--------------------------------------------------------------------------------
AUSTRIA -- 0.2%
--------------------------------------------------------------------------------
Boehler-Uddeholm             185     9,152
                                  --------
AUSTRALIA -- 1.2%
--------------------------------------------------------------------------------
Australia & New Zealand
  Banking Group            2,705    19,864
Pioneer International Ltd. 8,994    22,890
Quantas Airways            3,900    12,865
                                  --------
                                    55,619
CANADA -- 0.7%
--------------------------------------------------------------------------------
Imasco Ltd.                  730    19,682
Noranda Inc.                 980    12,911
                                  --------
                                    32,593
                                  --------
FINLAND -- 0.4%
--------------------------------------------------------------------------------
UPM Kymmene Oy               630    18,054
                                  --------
FRANCE -- 2.9%
--------------------------------------------------------------------------------
BIC                          306    16,135
Banque National de Paris     195    16,242
Elf Aquitaine                145    21,270
Lafarge Coppee               185    17,298
Pernod Ricard                361    24,189
Societe Generale             112    19,731
Total                        131    16,894
                                  --------
                                   131,759
                                  --------
GERMANY -- 2.7%
Buderus AG                   45     18,045
Commerzbank AG              525     15,938
Draegerwerk AG              783     11,058
Dyckerhoff AG                55     16,612
Hoechst AG                  449    $20,319
SGL Carbon AG*               84      6,494
Veba AG                     415     24,385
Vossloh AG                  555     12,587
                                  --------
                                   125,438
                                  --------
GREAT BRITAIN -- 7.1%
--------------------------------------------------------------------------------
Allied Domecq            2,040      19,615
Allied Zurich            1,235      15,525
BAT Industries           1,425      13,443
BOC Group                  955      18,696
CGU                      1,170      16,847
Coats Viyella           11,140       8,955
Cookson Group            7,770      26,210
Elementis                9,347      15,323
Hanson                   2,017      18,122
Invensys                 3,589      16,972
Lex Service              1,510      13,876
Lloyds TSB Group         1,336      18,142
Medeva                   3,840       6,234
National Westminster       755      16,006
Reckitt & Colman           913       9,534

Safeway                  2,770      11,047
TI Group                 2,740      18,399
Tomkins                  7,320      31,730
United News & Media PLC  1,510      14,519
Williams                 2,752      18,176
                                  --------
                                   327,371
                                  --------
HONG KONG -- 0.9%
--------------------------------------------------------------------------------
Hang Lung
  Development Co.       11,000      13,611
New World
  Development Co.        4,000      11,987
South China
  Morning Post          24,900      13,961
                                  --------
                                    39,559
                                  --------
IRELAND -- 0.7%
--------------------------------------------------------------------------------
Greencore Group          4,220      13,051
Jefferson Smurfit Group  8,295      19,453
                                  --------
                                    32,504
                                  --------
ITALY -- 0.9%
--------------------------------------------------------------------------------
Eni Spa                  2,700      16,115
Telecom Italia             953       5,167
Telecom Italia SPA       1,800      18,704
                                  --------
                                    39,986
                                  --------

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

ISSUER                            SHARES      VALUE
--------------------------------------------------------------------------------

JAPAN -- 2.2%
--------------------------------------------------------------------------------
Nichicon Corp.                    2,000      $29,181
Nintendo Co.                        200       28,123
Promise Co.                         500       29,553
Yodogawa Steel Works              3,000       12,400
                                          ----------
                                              99,257
                                          ----------
NETHERLANDS -- 1.9%
--------------------------------------------------------------------------------
ABN Amro Holdings                   610       13,205
Akzo Nobel                          518       21,786
Ing Groep                           387       20,944
Koninklijke NV PTT                  185        8,677
Philips Electronics                 231       22,777
                                          ----------
                                              87,389
                                          ----------
NEW ZEALAND -- 0.2%
--------------------------------------------------------------------------------
Fletcher Challenge                5,812        8,462
                                          ----------
NORWAY -- 0.2%
--------------------------------------------------------------------------------
Kvaerner ASA                        497       10,217
                                          ----------
SINGAPORE -- 0.8%
--------------------------------------------------------------------------------
Creative
  Technology Ltd.                 1,753       23,556
Jardine Matheson                  2,600       13,000
                                          ----------
                                              36,556
                                          ----------
SPAIN -- 0.9%
--------------------------------------------------------------------------------
Banco Santander SA                1,574       16,388
Telefonica SA                       469       22,641
Telefonica SA                         9          433
                                          ----------
                                              39,462
                                          ----------
SWEDEN -- 1.0%
--------------------------------------------------------------------------------
Electrolux                          850       17,823
Getinge Industrier                  962       14,222
Skandinaviska Enskilda
  Banken                          1,085       12,653
                                          ----------
                                              44,698
                                          ----------
SWITZERLAND -- 2.5%
--------------------------------------------------------------------------------
Forbo Holdings                       36       14,306
Geberit                              92       20,972
Novartis                             18       26,275
Saurer                               27       14,602
Schweizerische Ruckversicher          6       11,420
Sig Holding                          26       15,482
Sulzer                               21       12,761
                                          ----------
                                             115,818
                                          ----------
TOTAL COMMON STOCKS                        1,253,894
                                          ----------



--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.9%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                       $41,276
                                          ----------
Total International Equity
  (Identfied Cost $1,234,728)              1,295,170
                                          ----------
U.S. FIXED INCOME--5.1%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--5.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Consumer Discount Note
  4.53% due 7/01/99(+)                       231,541
                                          ----------
Total U.S. Fixed Income
  (Identified Cost $231,541)                 231,541
                                          ----------

HIGH YIELD BOND -- 5.0%
--------------------------------------------------------------------------------
FIXED INCOME--5.0%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 4.9%
--------------------------------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06             $ 5,000       4,950
B & G Foods Inciations Corp.
  9.625% due 8/01/07               5,000       4,706
BE Aerospace - Series B
  8.00% due 3/01/08                5,000       4,675
Ball Corp.
  7.75% due 8/01/06                5,000       4,900
Bellwether Exploration Co.
  10.875% due 4/01/07              5,000       4,787
CB Richards Ellis Services Inc.
  8.875% due 6/01/06               5,000       4,825
CSC Holdings Inc.
  9.875% due 2/15/13               5,000       5,400
Charter Communications
  Holdings
  8.625% due 4/01/09               5,000       4,787
  9.92% due 4/01/11               10,000       6,200
Circus Circus Enterprises Inc.
  9.25% due 12/01/05               5,000       5,075
Coach USA Inc. - Series B
  9.375% due 7/01/07               5,000       5,150
Cole National Group Inc.
  8.625% due 8/15/07               5,000       4,300
Consolidated Container Co.
  10.125% due 7/15/09              5,000       5,050
Contifinancial Corp.
  8.375% due 8/15/03               5,000       4,300

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                                 PRINCIPAL
ISSUER                            AMOUNT      VALUE
--------------------------------------------------------------------------------
Energis PLC
  9.75% due 6/15/09              $ 5,000     $ 5,063
French Fragrances Inc.
  10.375% due 5/15/07              5,000       5,100
Frontiervision Holdings LP
  11.875% due 9/15/07              5,000       4,325
HMH Properties Inc.
  7.875% due 8/01/08               5,000       4,587
Hollinger International
  Publishing Inc.
  9.25% due 5/15/07                5,000       5,112
Holt Group Inc.
  9.75% due 1/15/06                5,000       3,400
Home Interior Gifts Inc.
  10.125% due 6/01/08              5,000       4,950
Integrat Electrical Service
  9.375% due 2/01/09               5,000       4,925
Intermedia Communications Inc.
  9.50% due 3/01/09                5,000       4,825
Iron Mountain Inc.
  10.125% due 10/01/06             5,000       5,300
J.H. Heafner Inc.
  10.00% due 5/15/08               5,000       4,975
JL French Automotive
  Castings
  11.50% due 6/01/09               5,000       5,100
Jordan Industries Inc. -
  Series B
  10.375% due 8/01/07              5,000       5,063
L3 Communications Corp.
  8.00% due 8/01/08                5,000       4,712
Lear Corp.
  8.11% due 5/15/09                5,000       4,815
Mail Well Corp.
  8.75% due 12/15/08               5,000       4,850
Majestic Star Casino LLC
  10.875% due 7/01/06              5,000       4,963
NTL Inc.
  12.375% due 10/01/08             5,000       3,413
Nextel Communications Inc.
  9.75% due 8/15/04                5,000       5,075
Orange PLC
  9.00% due 6/01/09                5,000       5,025
Packard Bioscience Inc. -
  Series B
  9.375% due 3/01/01               5,000       4,725
Pennzoil Co.
  10.125% due 11/15/09             5,000       5,495
Pierce Leahy Command Co.
   8.125% due 5/15/08              5,000       4,725
Polymer Group Inc.
  8.75% due 3/01/08                5,000       4,800
Price Communications
  Wireless Inc.
  9.125% due 12/15/06              5,000       5,075
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08               5,000       4,725
Rogers Cantel
  9.375% due 6/01/08               5,000       5,175
Safety Kleen Services Inc.
  9.25% due 6/01/08                5,000       5,125
Simmons Co.
  10.25% due 3/15/09               5,000       5,075
Tembec Finance Corp.
  9.875% due 9/30/05               5,000       5,200
Western Gas Resources Inc.
  10.00% due 6/15/09               5,000       5,100
Williams Scotsman Inc.
   9.875% due 6/01/07              5,000       4,950
                                            --------
                                             224,853
                                            --------
MORTGAGE OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 0.1%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19              5,000       4,815
                                            --------

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                                 PRINCIPAL
ISSUER                            AMOUNT      VALUE
--------------------------------------------------------------------------------
Total Fixed Income                          $   229,668
Total High Yield Bond
  (Identfied Cost $233,478)                     229,668
--------------------------------------------------------------------------------

Total Investments
   (Identified Cost $4,189,895)      98.4%    4,496,834
Other Assets
   Less Liabilities                   1.6        74,625
                                    -----   -----------
Net Assets                          100.0%  $ 4,571,459
                                    =====   ===========

* Non income producing
(+) The Portfolio owns in aggregate Federal Home Loan Mortgage Consumer Discount Notes 4.53%, due 7/01/99 valued at $433,000, portions of which are listed separately by each asset class.
(++) The Portfolio owns in aggregate 513 shares of General Electric Co. valued at $57,969, and 460 shares of Bristol Myers Squibb Co. valued at $32,401 and 553 shares of American Home Products Corp. valued at $31,797, portions of which are listed separately by each asset class.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                                         CITISELECT(R)  CITISELECT(R)  CITISELECT(R)  CITISELECT(R)
                                                              VIP           VIP            VIP            VIP
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
JUNE 30, 1999 (UNAUDITED)                                CONSERVATIVE     BALANCED        GROWTH       GROWTH PLUS
===========================================================================================================================
Assets:
Investments, at value (Note1A)
  (Identified Cost, $13,872,712
  $19,608,735, $10,572,940 and
  $4,189,895, respectively)                              $14,178,121   $20,294,088    $11,104,467     $4,496,834
Foreign currency, (cost $11,498, $6,740, $43,810
  and $7,755, respectively) at value                          10,765         6,709         43,480          7,679
Cash                                                          18,526       284,992            161             --
Receivable for securities sold                               835,054     1,256,499        704,758        119,605
Receivable for fund shares sold                                   --         2,544             --             --
Receivable for forward contracts                               2,127         3,762          2,130             --
Dividends receivable                                           4,304        10,845         10,109          5,764
Interest receivable                                          128,917       127,759         44,502          4,596
Receivable from Sub-Administrator (Note 6)                    79,253        74,920         75,891         79,818
Other assets                                                     734         3,195          3,897          3,179
---------------------------------------------------------------------------------------------------------------------------
  Total assets                                            15,257,801    22,065,313     11,989,395      4,717,475
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                           2,227,624     2,599,889        925,761         33,581
Payable for fund shares repurchased                               --            --             52             --
Payable for forward contracts                                    325           488            276             --
Accrued expenses and other liabilities                       125,048       128,962        123,956        112,435
---------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                        2,352,997     2,729,339      1,050,045        146,016
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS for 1,243,501, 1,789,560, 1,037,196,
  and 503,589 shares, respectively,
  of beneficial interest outstanding                     $12,904,804   $19,335,974    $10,939,350     $4,571,459
===========================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                          $12,528,287   $18,444,383    $10,435,783     $4,291,777
Undistributed (overdistributed) net investment income        182,065       219,700         38,919         (9,362)
Accumulated net realized loss on investments                (113,585)      (19,340)       (69,674)       (17,776)
Unrealized appreciation of investments, forward
  currency contracts, foreign currency and
  other assets and liabilities                               308,037       691,231        534,322        306,820
---------------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                       $12,904,804   $19,335,974    $10,939,350     $4,571,459
===========================================================================================================================
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST              $10.38        $10.80         $10.55          $9.08
===========================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF OPERATIONS

                                                          CITISELECT(R) CITISELECT(R)  CITISELECT(R)  CITISELECT(R)
                                                              VIP           VIP            VIP            VIP
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)       CONSERVATIVE     BALANCED        GROWTH       GROWTH PLUS
===========================================================================================================================
Investment Income:
Interest (Note 1B)                                          $246,755      $296,221       $105,809      $  19,058
Dividends (net of foreign tax of $1,273, $3,935,
  $4,378, and $3,170)                                         30,344        73,817         68,244         38,574
---------------------------------------------------------------------------------------------------------------------------
  Total investment income                                    277,099       370,038        174,053         57,632
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                             196,284       222,437        197,335        166,968
Management fees (Note 2)                                      49,259        75,364         44,345         18,579
Transfer agent fees                                           13,424        13,492         13,484         13,429
Audit fees                                                    10,950        12,850         12,850         12,850
Shareholder reports                                            9,955         9,955          9,955          9,955
Legal fees                                                     4,841         4,041          4,041          4,841
Trustee fees                                                   3,286         3,461          3,237          3,080
Other                                                          2,351         4,564          2,101          1,217
---------------------------------------------------------------------------------------------------------------------------
  Total expenses                                             290,350       346,164        287,348        230,919
---------------------------------------------------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager (Note 2)        (36,217)      (50,215)       (24,455)        (9,258)
Less expenses assumed by the Sub-Administrator (Note 6)     (191,737)     (200,486)      (188,981)      (190,687)
---------------------------------------------------------------------------------------------------------------------------
  Net expenses                                                62,396        95,463         73,912         30,974
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                        214,703       274,575        100,141         26,658
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investments
  purchased options, swaps and futures                        57,988       306,686        172,332        101,326
Net realized loss from forward currency
  contracts and foreign currency transactions               (155,656)     (285,783)      (154,484)       (40,847)
Net unrealized appreciation (depreciation) on investments,
  forward currency contracts, foreign currency, futures and
  other assets and liabilities                               (75,833)      (24,358)       181,490        153,173
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (173,501)       (3,455)       199,338        213,652
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations         $41,202      $271,120       $299,479       $240,310
===========================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                         CITISELECT(R) VIP FOLIO 200     CITISELECT(R) VIP FOLIO 300
                                                               CONSERVATIVE                        BALANCED
                                                         ==================================================================
                                                          SIX MONTHS                        SIX MONTHS
                                                             ENDED            YEAR             ENDED           YEAR
                                                         JUNE 30, 1999        ENDED        JUNE 30, 1999       ENDED
                                                          (UNAUDITED)   DECEMBER 31, 1998   (UNAUDITED)   DECEMBER 31, 1998
===========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                      $214,703         $388,269          $274,575       $515,935
Net realized gain (loss) from investments,
  forward currency contracts, foreign currency
  transactions, futures and swaps                           (97,668)         423,601            20,903        439,754
Net unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency, futures, swaps and other
  assets and liabilities                                    (75,833)          14,646           (24,358)       220,563
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         41,202          826,516           271,120      1,176,252
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net income                                                  (23,901)        (357,920)          (64,317)      (456,314)
Net realized gain on investments                            (52,558)        (278,961)               --       (229,154)
In excess of net income                                          --         (118,866)               --       (207,730)
In excess of realized gain on investments                        --               --                --         (3,960)
---------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (76,459)        (755,747)          (64,317)      (897,158)
---------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                            887,046        7,624,696           440,491     10,104,875
Net asset value of shares issued to shareholders from
  reinvestment of distributions                              76,459          755,747            64,317        897,158
Cost of shares repurchased                               (2,018,290)      (4,777,431)       (4,088,917)    (2,759,510)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                       (1,054,785)       3,603,012        (3,584,109)     8,242,523
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    (1,090,042)       3,673,781        (3,377,306)     8,521,617
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      13,994,846       10,321,065        22,713,280     14,191,663
---------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed/
  (overdistributed) net investment income of
  $182,065, $(8,737), $219,700
  and $9,442, respectively)                             $12,904,804      $13,994,846       $19,335,974    $22,713,280
===========================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
                                                         CITISELECT(R) VIP FOLIO 400     CITISELECT(R) VIP FOLIO 500
                                                                  GROWTH                         GROWTH PLUS
                                                         ==================================================================
                                                          SIX MONTHS                       SIX MONTHS
                                                             ENDED           YEAR              ENDED           YEAR
                                                         JUNE 30, 1999       ENDED         JUNE 30, 1999       ENDED
                                                          (UNAUDITED)   DECEMBER 31, 1998   (UNAUDITED)   DECEMBER 31, 1998
===========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                      $100,141     $    204,527       $    26,658      $    82,981
Net realized gain (loss) from investments,
  forward currency contracts, foreign currency
  transactions and futures                                   17,848          314,240            60,479          967,728
Net unrealized appreciation (depreciation) of investments,
  forward currency contracts, foreign currency,
  futures and other assets and liabilities                  181,490         (293,988)          153,173         (523,471)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        299,479          224,779           240,310          527,238
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net income                                                  (35,288)        (105,817)           (8,994)         (26,227)
Net realized gain on investments                                 --         (250,270)               --         (938,678)
In excess of net income                                          --         (144,202)               --          (74,420)
In excess of realized gain on investments                        --           (5,860)               --          (30,861)
---------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (35,288)        (506,149)           (8,994)      (1,070,186)
---------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                            362,957        4,599,775            93,478        2,776,517
Net asset value of shares issued to shareholders from
  reinvestment of distributions                              35,288          506,149             8,994        1,070,186
Cost of shares repurchased                               (3,473,718)      (2,352,876)       (1,465,855)      (8,143,739)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                       (3,075,473)       2,753,048        (1,363,383)      (4,297,036)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    (2,811,282)       2,471,678        (1,132,067)      (4,839,984)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      13,750,632       11,278,954         5,703,526       10,543,510
---------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed/
  (overdistributed) net investment income of
  $38,919, $(25,934), $(9,362)
  and $(27,026), respectively)                          $10,939,350      $13,750,632        $4,571,459       $5,703,526
===========================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                            CITISELECT(R) VIP FOLIO 200                     CITISELECT(R) VIP FOLIO 300
                                                   CONSERVATIVE                                      BALANCED
                               =====================================================================================================
                                  SIX MONTHS                     FOR THE PERIOD      SIX MONTHS                   FOR THE PERIOD
                                     ENDED           YEAR     FEBRUARY 10, 1997++      ENDED          YEAR      FEBRUARY 10, 1997++
                                 JUNE 30, 1999       ENDED             TO          JUNE 30, 1999      ENDED              TO
                                  (UNAUDITED)     DECEMBER 31,     DECEMBER 31,     (UNAUDITED)     DECEMBER 31,    DECEMBER 31,
                                                      1998            1997                             1998             1997
====================================================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD               $10.40           $10.25          $10.00            $10.67         $10.38           $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income+               0.172            0.316           0.339             0.154          0.271            0.251
Net realized and unrealized
  gain (loss) on investments        (0.130)           0.427           0.436             0.012          0.458            0.609
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations              0.042            0.743           0.775             0.166          0.729            0.860
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
Net investment income               (0.019)          (0.281)         (0.339)           (0.036)        (0.223)          (0.251)
Net realized gain on investments    (0.043)          (0.219)         (0.157)               --         (0.112)          (0.159)
In excess of net income                 --           (0.093)             --                --         (0.102)              --
In excess of realized gains
  on investments                        --               --          (0.029)               --         (0.002)          (0.070)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (0.062)          (0.593)         (0.525)           (0.036)        (0.439)          (0.480)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $10.38           $10.40          $10.25            $10.80         $10.67           $10.38
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $12,905          $13,995         $10,321           $19,336        $22,713          $14,192
Ratio of expenses to average
  net assets                         0.95%*           0.95%           0.95%*            0.95%*         0.95%            0.95%*
Ratio of net investment income
  to average net assets              3.27%*           3.11%           3.43%*            2.73%*         2.62%            3.00%*
Portfolio turnover rate               173%             255%            231%              144%           204%             241%
Total return                         0.41%**          7.33%           7.79%**           1.65%**        7.10%            8.65%

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the  Sub-Administrator not assumed expenses for the periods indicated, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss)
  per share+                       $(0.011)         $(0.025)        $(0.006)           $0.014         $0.036          ($0.025)
RATIOS:
Expenses to average net assets       4.42%*           4.30%           4.44%*            3.44%*         3.23%            4.25%*
Net investment income (loss) to average
  net assets                       (0.20)%*         (0.24)%         (0.06)%*            0.24%*         0.34%          (0.30)%*
====================================================================================================================================

*  Annualized
** Not Annualized
+  The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS
CITISELECT(R) VIP FOLIO 200                 CITISELECT(R) VIP FOLIO 400                   CITISELECT(R) VIP FOLIO 500
                                                      GROWTH                                      GROWTH PLUS
                               =====================================================================================================
                                  SIX MONTHS                     FOR THE PERIOD      SIX MONTHS                   FOR THE PERIOD
                                     ENDED           YEAR     FEBRUARY 10, 1997++      ENDED          YEAR      FEBRUARY 10, 1997++
                                 JUNE 30, 1999       ENDED             TO          JUNE 30, 1999      ENDED              TO
                                  (UNAUDITED)     DECEMBER 31,     DECEMBER 31,     (UNAUDITED)     DECEMBER 31,    DECEMBER 31,
                                                      1998            1997                             1998             1997
====================================================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD               $10.23           $10.28          $10.00            $8.62          $10.48           $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income+               0.091            0.176           0.212            0.040           0.172            0.148
Net realized and unrealized
  gain (loss) on investment          0.263            0.165           0.701            0.438          (0.065)#          0.917
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations              0.354            0.341           0.913            0.478           0.107            1.065
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
Net investment income               (0.034)          (0.082)         (0.206)          (0.018)         (0.044)         (0.144)
Net realized gain on investments        --           (0.193)         (0.300)              --          (1.748)         (0.349)
In excess of net income                 --           (0.111)         (0.065)              --          (0.049)         (0.053)
In excess of realized gains
  on investments                        --           (0.005)         (0.062)              --          (0.126)         (0.039)
------------------------------------------------------------------------------------------------------------------------------------
Total distribution                  (0.034)          (0.391)         (0.633)          (0.018)         (1.967)         (0.585)
NET ASSET VALUE, END OF PERIOD      $10.55           $10.23          $10.28            $9.08           $8.62          $10.48
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $10,939          $13,751         $11,279           $4,571          $5,704         $10,544
Ratio of expenses to
  average net assets                 1.25%*           1.25%           1.25%*           1.25%*          1.25%           1.25%*
Ratio of net investment income to
   average net assets                1.69%*           1.50%           2.03%*           1.08%*          0.97%           1.45%*
Portfolio turnover rate               130%             265%            230%              71%            146%            134%
Total return                         3.46%**          3.42%            9.22**          5.54%**         1.59%          10.76%**

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the  Sub-Administrator not assumed expenses for the periods indicated, the net investment (loss) income per share and the ratios would have been as follows:

Net investment loss per share+     $(0.115)        $(0.164)         $(0.124)        $(0.357)        $(0.584)        $(0.186)
RATIOS:
Expenses to average net assets       4.86%*          4.16%            4.46%*          9.32%*          5.53%           4.52%*
Net investment (loss) to
  averagenet assets                (1.92)%*        (1.41)%          (1.18)%*        (7.00)%*        (3.31)%         (1.82)%
*

*  Annualized
** Not Annualized
+  The per share net investment income amounts do not reflect the period's  reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations
#  The amount  shown per share does not  correspond  with the  aggregate  net  realized  and  unrealized  gain (loss) on investments  for the period ended due to the timing of sales of Fund shares in relation to fluctuating  market values of the investments in the Fund.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the "Manager") is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS") acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.
   The financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Funds are as follows:
   A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and in over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

   B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.
   D. FORWARD FOREIGN CURRENCY CONTRACTS -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   E. FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
   F. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

   G. FUTURES CONTRACTS -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.
   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.
   H. PURCHASED OPTIONS -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
   I. SWAP AGREEMENTS -- To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such payment is paid or received.
   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
   J. TBA PURCHASE COMMITMENTS -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   K. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

   L. BENEFICIAL INTEREST -- At June 30, 1999, insurance companies or their separate accounts were the record owners of all the shares of each Fund. (See
Note 5)
   M. REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   N. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.
   The management fees paid to Citibank for CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus amounted to $49,259, $75,364, $44,345, and $18,579, respectively, of which $36,217, $50,215, $24,455 and
$9,258, respectively were voluntarily waived for the six months ended June 30, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, for the six months ended June 30, 1999, were as follows:

                                                       PURCHASES         SALES
================================================================================
CitiSelect(R) VIP Folio 200 Conservative              $21,371,267    $19,348,391
CitiSelect(R) VIP Folio 300 Balanced                  $27,996,276    $30,463,205
CitiSelect(R) VIP Folio 400 Growth                    $14,798,424    $17,675,681
CitiSelect(R) VIP Folio 500 Growth Plus               $ 3,262,336    $ 4,852,106
================================================================================

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
================================================================================
  Aggregate cost                                                   $13,872,712
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   656,740
  Gross unrealized depreciation                                       (351,331)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   305,409
================================================================================

CITISELECT(R) VIP FOLIO 300 BALANCED
================================================================================
  Aggregate cost                                                   $19,608,735
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 1,477,117
  Gross unrealized depreciation                                       (791,764)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   685,353
================================================================================

CitiSelect(R) VIP Folio 400 Growth
================================================================================
  Aggregate cost                                                   $10,572,940
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 1,143,052
  Gross unrealized depreciation                                       (611,525)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   531,527
================================================================================

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
================================================================================
  Aggregate cost                                                   $ 4,189,895
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   566,497
  Gross unrealized depreciation                                       (259,558)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   306,939
================================================================================


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest are as follows:

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                    JUNE 30, 1999   DECEMBER 31,
CITISELECT(R)VIP FOLIO 200 CONSERVATIVE               (UNAUDITED)      1998
================================================================================
  Shares sold                                           86,062       717,008
  Shares reinvested                                      7,450        73,568
  Shares repurchased                                  (195,075)     (452,335)
--------------------------------------------------------------------------------
  Net increase (decrease)                              (101,563)     338,241
================================================================================

CITISELECT(R) VIP FOLIO 300 BALANCED
================================================================================
  Shares sold                                            41,691      940,860
  Shares reinvested                                       6,022       85,664
  Shares repurchased                                   (387,180)    (264,486)
--------------------------------------------------------------------------------
  Net increase (decrease)                              (339,467)     762,038
================================================================================

CITISELECT(R) VIP FOLIO 400 GROWTH
================================================================================
  Shares sold                                            36,338      427,052
  Shares reinvested                                       3,389       50,740
  Shares repurchased                                   (346,793)    (230,870)
--------------------------------------------------------------------------------
  Net increase (decrease)                              (307,066)     246,922
================================================================================

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
================================================================================
  Shares sold                                            10,751      254,345
  Shares reinvested                                       1,006      127,447
  Shares repurchased                                   (170,201)    (725,934)
--------------------------------------------------------------------------------
  Net increase (decrease)                              (158,444)    (344,142)
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses for the six months ended June 30, 1999. The amounts are as follows:

  CitiSelect(R)VIP Folio 200 Conservative              $191,737
  CitiSelect(R)VIP Folio 300 Balanced                  $200,486
  CitiSelect(R)VIP Folio 400 Growth                    $188,981
  CitiSelect(R)VIP Folio 500 Growth Plus               $190,687

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

7. The following are a detail table to the shareholder vote by proposals:

                                    CITISELECT VIP 200 CONSERVATIVE      CITISELECT VIP 300 BALANCED
======================================================================================================
                                     FOR        AGAINST    ABSTAIN       FOR        AGAINST    ABSTAIN
                                     ---        -------    -------       ---        -------    -------
1. An Agreement between Mutual
Management Corp &Variable
Annuity Portfolios               11,697,933      50,856    180,534    17,772,897    335,453    607,524

2. An Agreement between Salomon
Brothers Asset Management
Limited & Variable Annuity
Portfolios                       11,532,208     160,672    236,443    17,764,359    335,453     616,063

3. An Agreement between Salomon
Brothers Asset Management Inc.
& Variable Annuity Portfolios    11,169,557     160,672    599,094    17,733,837    349,245     632,793

4. To vote on an amendment to
the  Declaration  of Trust
to allow assets of each
Fund to be invested in one or
more investment
companies                        11,417,775     316,481    195,067    17,576,231    505,363     634,281

5. To vote on an amendment to
the fundamental  investment
policies of each Fund to allow
investment in one or more
investment companies             11,111,984     576,468    240,871    17,104,504    973,066     638,305

6. To vote on authorizing the
Trustees to select and change
subadvisers  without
obtaining shareholder approval   10,758,521   1,097,985     72,817    16,581,354    729,201   1,405,320

7. To vote on an amendment
concerning  the Fund's ability
to make loans and to but or
sell futures contracts and
options on futures               11,017,780     797,990    113,554    16,364,662  1,437,739     913,475

8. To elect Heath B. McLendon
as a Trustee                     11,719,167     210,157          0    18,413,127    302,749           0

9. To vote on the selection of
PricewaterhouseCoopers LLP
as the independent accountants   11,799,935      12,972    116,416    17,936,818     43,557     735,501

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

                                      CITISELECT VIP 400 GROWTH         CITISELECT VIP 500 GROWTH PLUS
======================================================================================================
                                     FOR        AGAINST    ABSTAIN       FOR        AGAINST    ABSTAIN
                                     ---        -------    -------       ---        -------    -------
1. An Agreement between Mutual
Management Corp & Variable
Annuity Portfolios               11,396,885      62,773    439,995    4,482,098     146,714    280,177

2. An Agreement between Salomon
Brothers Asset Management
Limited & Variable Annuity
Portfolios                       11,397,756      54,872    447,025    4,519,340     109,472    280,177

3. An Agreement between Salomon
Brothers Asset Management Inc.
&Variable Annuity Portfolios     11,378,193      74,434    447,025    4,519,340     109,472    280,177

4. To vote on an amendment to
the  Declaration  of Trust
to allow assets of each
Fund to be invested in one or
more investment companies        11,373,022      47,354    479,276    4,528,946      99,866     280,177

5. To vote on an amendment to
the fundamental  investment
policies of each Fund to allow
investment in one or more
investment companies             11,447,946      39,453    412,254    4,536,975      59,308     312,706

6. To vote on authorizing the
Trustees to select and change
subadvisers  without
obtaining
shareholder approval             10,942,462     382,708    574,483    4,409,836     321,852     177,301

7. To vote on an amendment
concerning  the Fund's  ability
to make loans and to but or sell
futures contracts and
options on futures               10,815,385     602,676     481,592   4,407,486     300,668     200,835

8. To elect Heath B. McLendon
as a Trustee                     11,391,662     508,031           0   4,571,832     337,157           0

9. To vote on the selection of
PricewaterhouseCoopers LLP
as the independent accountants   11,354,927     156,951     387,775   4,639,345      94,706     174,939

CTIFUNDS [LOGO]

                                SMALL CAP GROWTH
                                  VIP PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999


   This semi-annual report covers the period from January 1, 1999 through June 30, 1999, for the CitiFundsSM Small Cap Growth VIP Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.
   The reporting period saw a continuation of the strong conditions that have dominated the U.S. economy for more than seven years. Consumer spending remained high, corporate earnings grew, unemployment was low and inflationary pressures continued to be virtually absent. In addition, overseas markets showed signs of economic progress. Stronger-than-expected global economic conditions caused the Federal Reserve Board to increase short-term interest rates modestly, offsetting some of last fall's rate cuts in an effort to forestall potential inflation pressures.
   These economic conditions produced generally good results for small cap growth stocks during the reporting period. The stock market's advance, which had been confined mainly to large cap and technology issues over the last several years, broadened to certain small cap companies. Because, as its name suggests, CitiFunds Small Cap Growth VIP Portfolio invests primarily in small growing companies, its performance was indicative of the mixed environment for small cap stocks.
   Finally, Marguerite Wagner has been appointed as portfolio manager of CitiFunds Small Cap Growth VIP Portfolio as of January 1, 1999. Ms. Wagner joined Citibank in 1985. Since 1995, she has had portfolio management and research analyst responsibility for an internal mid-cap fund and private equity managed accounts. From 1992 through the end of 1994, Ms. Wagner was a member of the small capitalization equity management group of Citibank Global Asset Management. Prior to 1992, she managed portfolios for the Private Banking Group of Citibank.
   Thank you for your continued confidence and participation.


--------------------------------------------------------------------------------
                               INVESTMENTPRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

PORTFOLIO ENVIRONMENT AND OUTLOOK

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL GROWTH. The CitiFunds Small Cap Growth VIP Portfolio provided positive returns in a mixed environment for small-cap stocks. During the first half of the reporting period the small-cap sector of the stock market posted substantial declines, and continued to lag both large and mid cap stocks. The Fund's management believes that the small cap market's weakness was primarily due to investors' concerns regarding the small capitalization sector's returns over the last several years and the high levels of volatility and low liquidity associated with this sector.
    With Japan and Southeast Asia in recession, many investors showed a preference for highly liquid, large cap names with a history of consistent and predictable earnings. In fact, only a small percentage of Internet stocks did well in the small cap market between January and March.
   DURING THE SECOND HALF OF THE REPORTING PERIOD, HOWEVER, MARKET CONDITIONS CHANGED DRAMATICALLY. BEGINNING IN APRIL, AND PERSISTING THROUGH JUNE, MANY SECTORS OF THE SMALL CAP MARKET RALLIED STRONGLY. THIS WAS PRIMARILY A RESPONSE TO REPORTS OF STRONGER-THAN-EXPECTED ECONOMIC CONDITIONS IN THE U.S. AND WORLDWIDE. As investors grew more confident that business conditions would remain sound for smaller companies, they began to recognize the extreme differences in valuation between large and small stocks.
   The management was able to position the portfolio to take advantage of the market's rebound. When the reporting period began in January 1999, the portfolio contained relatively few healthcare and energy stocks. Because the managers believed that many of these companies offered attractive growth prospects at inexpensive valuations, they increased the Portfolio's holdings in select energy and healthcare stocks. However, rather than simply invest in a representative sample of stocks from these industries, the managers conducted fundamental analyses of individual stocks to find those that they believed represented good investment opportunities.
   SIMILARLY, THE PORTFOLIO'S UNDERWEIGHTED POSITION IN INTERNET STOCKS HURT PERFORMANCE WHEN THIS SECTOR RALLIED DURING THE FIRST QUARTER OF 1999. The Portfolio's manager strives to invest in small companies with high levels of revenue growth. Most Internet stocks have only very short track records, and have defied historical valuation methodologies. Later in the period, the portfolio purchased stocks in Internet companies that the manager felt had more sustainable business models. Clearly, the Internet will play a much greater role in the economy. The importance of the Internet in the continually evolving business world cannot be underestimated. As of June 30, the Portfolio's exposure to Internet stocks is about equal to that of its benchmark, the Russell 2000(R) Growth Index.
   LOOKING AHEAD, MANAGEMENT BELIEVES THAT THE SMALL CAP SECTOR OF THE STOCK MARKET SHOULD PROVIDE A GOOD OPPORTUNITY FOR INVESTORS TO PARTICIPATE IN GROWING COMPANIES AT WHAT THEY THINK ARE ATTRACTIVE PRICES. In addition, many investors have no or low exposure to the small capitalization sector given the returns large cap stocks have posted over the last several years. Management believes the gap between large and small company performance will narrow, if not reverse, and may be beneficial to investors that have diversification in equity classes other than large capitalization stocks. The differences in valuations between large and small companies have begun to narrow, but remain significantly wider than historical norms. And while there is no way to predict how long this trend will continue, the Portfolio remains committed to small cap opportunities. That is because management's experience suggests that patience, discipline and a long-term perspective are key to investing successfully in smaller-sized companies.

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                               SIX         ONE         2/10/97
ALL PERIODS ENDED JUNE 30, 1999 (UNAUDITED)   MONTHS**    YEAR       INCEPTION*
================================================================================
CitiFunds Small Cap Growth
  VIP Portfolio ...........................    0.73%    (13.03)%        3.53%
Russell 2000(R)Growth Index ...............    9.28%       1.50%       11.48%

 * Average Annual Total Return
** Not Annualized



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $10,862 (as of 6/30/99). The graph shows how the Fund compares to its benchmark over the same period.

         [The following table represents a graph in the printed piece.]

Date               Russell 2000 Index    CitiFunds Small Cap
                                          Growth VIP Folio

Feb-1997                10000                   10000
Feb-1997                 9896.5                  9550
Mar-1997                 9429.39                 9050
Apr-1997                 9455.79                 8730
May-1997                10507.27                10000
Jun-1997                10958.03                10520
Jul-1997                11467.58                10860
Aug-1997                11730.19                11020
Sep-1997                12588.84                11960
Oct-1997                12036.19                11350
Nov-1997                11957.95                11240
Dec-1997                12167.22                11210
Jan-1998                11975.22                10860
Feb-1998                12860.67                12120
Mar-1998                13390.53                12660
Apr-1998                13464.58                12760
May-1998                12739.37                11710
Jun-1998                12766.13                12490
Jul-1998                11732.07                11340
Aug-1998                 9453.7                  8550
Sep-1998                10193.93                 9240
Oct-1998                10609.84                 9480
Nov-1998                11165.8                 10140
Dec-1998                11856.96                10783.75
Jan-1999                12014.66                10817.45
Feb-1999                11041.47                 9772.77
Mar-1999                11213.72                 9997.44
Apr-1999                12218.46                10222.1
May-1999                12396.85                10222.1
Jun-1999                12957.19                10862.38


* Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)


ISSUER                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 81.8%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 8.8%
Catalina Marketing Corp.*         452      $  41,584
Checkfree Holdings Corp. *        489         13,478
Consolidated Graphics Inc.*       257         12,850
Covad Communications
   Group Inc. *                   336         17,913
Critical Path Inc.                 69          3,817
Ha Lo Industrials Inc.*         1,073         10,596
ITT Educational Services Inc.     753         19,625
Lamar Advertising Co.*            543         22,229
Metzler Group Inc.  *             340          9,392
Network Solutions Inc.             60          4,748
Probusiness Services Inc.*        291         10,440
Profit Recovery
   International Group*           401         18,972
Verticalnet Inc. *                 13          1,364
                                            --------
                                             187,008
                                            --------
CONSUMER DURABLES -- 1.6%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.        321         12,118
Gentex Corp. *                    335          9,380
Tower Automotive Inc.*            487         12,388
                                            --------
                                              33,886
                                            --------
CONSUMER NON-DURABLES -- 2.1%
--------------------------------------------------------------------------------
Beringer Wine Estates
   Holdings*                      507         21,183
Boyd's Collection Ltd.            524          9,072
Horizon Organic Holdings
   Corp.*                         679          9,930
John Wiley & Son                  264          4,653
                                            --------
                                              44,838
                                            --------
CONSUMER SERVICES -- 8.3%
--------------------------------------------------------------------------------
Hispanic Broadcasting Corp. *     642         48,712
Houghton Mifflin Co.              245         11,530
Metro Networks Inc.*              565         30,157
Premier Parks Inc.*               829         30,466
Rubios Restaraunt Inc.            561          8,660
SFX Entertainment Inc.*           601         38,464
Saucony Inc. *                    601          7,963
                                            --------
                                             175,952
                                            --------
ELECTRONICS/TECHNICAL SERVICES -- 13.5%
--------------------------------------------------------------------------------
American Tower  Corp.*            395          9,480
C Cube Microsystems Inc.*         441         13,974
Copper Mountain
   Networks, Inc.                   8            618
Level One
   Communications Inc.*           801         39,199
Macrovision Corp. *               205         15,349
Microchip Technology Inc.*        267         12,649
Network Appliance Inc.*           608         33,972
Novellus Systems Inc.*            426         29,074
PMC Sierra Inc. *                 203         11,964
Pinnacle Holdings Inc. *        1,445         35,403
Powerwave
   Technologies Inc.*             214          6,902
RSL Communications Ltd.*          546         10,545
Sipex Corp.*                      796         16,318
Smart Modular
  Technologies Inc. *             884         15,360
Voicestream Wireless Corp. *      810         23,034
Western Wireless Corp.*           515         13,905
                                            --------
                                             287,746
                                            --------

ENERGY/MINERAL -- 2.8%
--------------------------------------------------------------------------------
Coflexip                          405         17,618
Petroleum Geo
   Services *-ADR's             1,567         23,309
R&B Falcon Group                2,055         19,266
                                            --------
                                              60,193
                                            --------
FINANCE -- 8.5%
--------------------------------------------------------------------------------
Centura Banks Inc.                317         17,871
Chittenden Corp.                  681         21,281
Cullen Frost Bankers Inc.         840         23,152
E Trade Group Inc.                276         11,023
Enhance Financial
   Services Group Inc.            560         11,060
Executive Risk Inc.               210         17,863
Peoples Heritage
   Financial Group*             1,668         31,379
SEI Investments Co.               100          8,825
Telebanc Financial Corp. *        306         11,858
U.S. Trust Corp.                  283         26,177
--------------------------------------------------------------------------------
                                             180,489
                                            --------
HEALTH SERVICES/TECHNOLOGY -- 9.5%
--------------------------------------------------------------------------------
Andrx Corp.*                      405         31,236
Apria Healthcare Group Inc. *     585          9,945
Barr Labs Inc.*                   621         24,762
Coulter Pharmaceutical Corp.      260          5,866
Gilead Sciences Inc. *            231         12,070
Medimmune Inc.*                   202         13,685
Medquist Inc. *                   178          7,788
Roberts Pharmaceutical
   Corp.*                       1,390         33,708

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)


ISSUER                           SHARES       VALUE
--------------------------------------------------------------------------------
Synetic Inc. *                      85 $     5,844
TLC The Laser Center Inc.          300      14,400
Trimeris Inc.                      905      13,122
Ventana Medical Systems Inc. *     951      18,188
Xomed Surgical Products Inc. *     244      11,880
                                       -----------
                                           202,494
                                       -----------
INDUSTRIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
Service Experts Inc.*              429       9,411
Waste Connections Inc.*            638      19,459
                                       -----------
                                            28,870
                                       -----------
PROCESS INDUSTRIES -- 4.2%
--------------------------------------------------------------------------------
Alliant Techsystems Inc. *         140      12,110
Applied Power Inc.                 425      11,608
Aptargroup Inc.                    754      22,620
Carlisle Companies Inc.            319      15,352
Mettler Toledo
   International Inc. *            469      11,637
OM Group Inc.*                     473      16,318
                                       -----------
                                            89,645
                                       -----------
RETAIL -- 4.0%
--------------------------------------------------------------------------------
Linens N Things Inc. *             495      21,656
Men's Wearhouse Inc.*              390       9,945
O'Reilly Automotive Inc. *         318      16,019
Tiffany & Co.                      174      16,791
Zale Corp. *                       245       9,800
Zany Brainy Inc. *               1,180      11,431
                                       -----------
                                            85,642
                                       -----------
TECHNOLOGY SERVICES -- 13.6%
--------------------------------------------------------------------------------
Ariba Inc. *                        70       6,808
Bisys Group Inc.*                  303      17,725
Dallas Semiconductor Corp.         260      13,130
Electronics For Imaging Inc.*      637      32,726
Exodus Communications Inc.         268      32,143
High Speed Access Corp.            228       5,843
Legato Systems Inc.*               517      29,857
Lernout & Hauspie
   Speech Products*                249       8,824
Macromedia Inc.*                   439      15,475
Mercury Interactive Corp.*         733      25,930
NTL Inc. *                         399      34,389
National Instruments Corp. *       455      18,371
Rational Software Corp.*           508      16,732
Whittman Hart Inc.*                635      20,161
Wind River Systems Inc. *          682      10,955
                                       -----------
                                           289,069
                                       -----------
TRANSPORTATION -- 3.6%
--------------------------------------------------------------------------------
C H Robinson Worldwide            532       19,551
CNF Transnational Inc.            375       14,391
Eagle USA Airfreight Inc.*        678       28,773
Skywest Inc.                      609       15,187
                                       -----------
                                            77,902
                                       -----------

TOTAL COMMON STOCKS
   (Identified Cost $1,483,918)        $ 1,743,734
                                       -----------
SHORT-TERM OBLIGATIONS
ATAMORTIZED COST --14.1%
--------------------------------------------------------------------------------
State Street Repurchase Agreement
  2.00% due 7/01/99 proceeds
  at maturity  $301,017
  (collateralized by $ 285,000
  U.S. Treasury Note 16.72%
  due 08/15/26, valued at $308,294)$       301,000
                                       -----------
TOTAL INVESTMENTS
  (Identified Cost
  $1,784,918)                   95.9%    2,044,734
OTHER ASSETS,
  LESS LIABILITIES               4.1        86,519
                               -----   -----------
Net Assets                     100.0%  $ 2,131,253
                               =====   ===========

*Non-Income Producing
ADR's-American Depository Receipts

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $1,784,918)         $2,044,734
Cash                                                                        378
Receivable for securities sold                                           92,171
Dividends and interest receivable                                           257
Receivable from the Sub-Administrator                                    38,382
--------------------------------------------------------------------------------
  Total assets                                                        2,175,922
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                                   44,669
--------------------------------------------------------------------------------
NET ASSETS for 220,401 shares of beneficial interest outstanding     $2,131,253
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                      $1,869,088
Unrealized appreciation of investments                                  259,816
Accumulated net realized gain on investments                              8,014
Undistributed net investment loss                                        (5,665)
--------------------------------------------------------------------------------
  Total                                                              $2,131,253
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST     $9.67
--------------------------------------------------------------------------------



CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
Dividend income                                       $ 2,271
Interest income                                           672
--------------------------------------------------------------------------------
                                                                        $ 2,943
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                             $  7,172
Custody and fund accounting fees                       29,015
Transfer agent fees                                    13,404
Audit fees                                             11,950
Shareholder reports                                    10,085
Legal fees                                              5,841
Trustee fees                                            3,033
Miscellaneous                                           2,245
--------------------------------------------------------------------------------
  Total expenses                                       82,745
Less aggregate amount waived by the Manager (Note 2)   (7,172)
Less expenses assumed by the
  Sub-Administrator (Note 6)                          (66,965)
--------------------------------------------------------------------------------
  Net expenses                                                            8,608
--------------------------------------------------------------------------------
Net investment loss                                                      (5,665)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                       20,918
Unrealized appreciatioin from investments               4,462
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          25,380
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                    $19,715
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 1999     YEAR ENDED
                                                (UNAUDITED)   DECEMBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                             $   (5,665)      $ (17,947)
Net realized gain on investments                    20,918         368,740
Unrealized appreciation (depreciation)
  of investments                                     4,462        (303,546)
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   19,715          47,247
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments                        --        (211,308)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                   413,928       1,433,019
Net asset value of shares issued to shareholders
  from reinvestment of distributions                    --         211,308
Cost of shares repurchased                        (308,119)     (2,565,888)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                              105,809        (921,561)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              125,524      (1,085,622)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              2,005,729       3,091,351
--------------------------------------------------------------------------------
End of period (undistributed net
  investment loss of ($5,665)
  and $0 respectively)                          $2,131,253      $2,005,729
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS                         FEBRUARY 10, 1997
                             ENDED                             (COMMENCEMENT
                         JUNE 30, 1999     YEAR ENDED        OF OPERATIONS) TO
                          (UNAUDITED)   DECEMBER 31, 1998    DECEMBER 31, 1997
================================================================================
Net Asset Value,
  beginning of period          $9.60           $11.21               $10.00
Income From Operations:
Net investment loss            (0.03)           (0.08)+              (0.05)+
Net realized gain (loss)
  on investments                0.10            (0.42)#               1.26
--------------------------------------------------------------------------------
Total from operations           0.07            (0.50)                1.21
Less Distributions From:
Net realized gain on investments  --            (1.11)                   0
--------------------------------------------------------------------------------
Net Asset Value,
  end of period                $9.67           $ 9.60               $11.21
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's omitted)      $2,131           $2,006               $3,091
Ratio of expenses to
  average net assets            0.90%*           0.90%                0.90%*
Ratio of net investment
  loss to average net assets   (0.59)%*         (0.72)%              (0.49)%*
Portfolio turnover                51%              94%                 113%
Total return                    0.73%**         (3.80)%              12.10%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share $(0.36)          $(0.64)+             $(0.52)+

RATIOS:
Expenses to average
  net assets                    8.65%*           5.74%                5.50%*
Net investment loss to
  average net assets           (8.34)%*         (5.53)%              (5.09)%*
================================================================================
*  Annualized
** Not Annualized
+ The per share amounts were computed using a monthly average number of shares outstanding during the year.
# The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds Small Cap Growth VIP Portfolio (the "Portfolio"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator. Shares of the fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.
   The  preparation of financial  statements in accordance  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.
   C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
   D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carry-

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

overs)  under  income  tax  rules and  regulations.  For the  period  ended
December 31, 1998, the Fund reclassified $17,947 from paid-in capital to accumulated net investment loss.
   F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   G. BENEFICIAL INTEREST -- At June 30, 1999, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See
Note 5)
   H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund.
Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fee paid to Citibank, is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $7,172, all of which was voluntarily waived for the six months ended June 30, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $929,762 and $1,162,264, respectively, for the six months ended June 30, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $1,784,918
================================================================================
Gross unrealized appreciation                                      $  353,170
Gross unrealized depreciation                                         (93,354)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  259,816
================================================================================

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:
                                                SIX MONTHS
                                                   ENDED             YEAR
                                               JUNE 30, 1999         ENDED
                                                (UNAUDITED)    DECEMBER 31, 1998
================================================================================
Shares sold                                       44,810           124,384
Shares reinvested                                     --            23,452
Shares repurchased                               (33,307)         (214,592)
--------------------------------------------------------------------------------
Net (decrease) increase                           11,503           (66,756)
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.9% of the Fund.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended June 30, 1999, which amounted to $66,965.